As filed with the Securities and Exchange Commission on January 14, 2005

Registration Nos: 2-91948

811-04061

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

☐	Pre-Effective Amendment No.
☒	Post-Effective Amendment No. 33

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940, as amended

☒	Amendment No. 32

SMITH BARNEY MANAGED GOVERNMENTS FUND INC.

(Exact name of Registrant as specified in Charter)

125 Broad Street, New York, New York 10004

(Address of principal executive offices) (Zip Code)

(203) 890-7026

(Registrant’s telephone number, including Area Code)

Robert I. Frenkel
Secretary

Smith Barney Managed Governments Fund Inc.

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Approximate Date of Proposed Public Offering:    Continuous

It is proposed that this filing become effective (check appropriate box):

☐	Immediately upon filing pursuant to paragraph (b)

☐	on pursuant to paragraph (b)

☒	60 days after filing pursuant to paragraph (a) (1)

☐	on pursuant to paragraph (a) (1)

☐	75 days after filing pursuant to paragraph (a) (2)

☐	on (date) pursuant to paragraph (a) (2) of Rule 485

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment

Title of Securities Being Registered:    Common Stock

                                 SMITH BARNEY
                           CORE PLUS BOND FUND INC.

      Class A, B, C and Y Shares
      March 18, 2005

      The Securities and Exchange Commission has not approved the fund's shares as an investment or determined whether this prospectus is accurate or complete. Any statement to the contrary is a crime.

[LOGO] Smith Barney
       Mutual Funds
Your Serious Money. Professionally Managed./r/

  INVESTMENT PRODUCTS: NOT FDIC INSURED . NO BANK  GUARANTEE . MAY LOSE VALUE

                                  PROSPECTUS

Smith Barney Core Plus Bond Fund Inc.

  Contents


               Other things to know about share transactions 25


                                                      Smith Barney Mutual Funds

                                                                             1

  Investments, risks and performance

Investment objective

The fund seeks maximum total return consisting of capital appreciation and income, consistent with the preservation of capital.

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
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Principal investment strategies
Key investments Under normal market conditions, the fund invests at least 80%
of its net assets, plus any borrowings for investment purposes, in investment grade fixed income securities of U.S. issuers or other investments with similar economic characteristics. The manager has broad discretion to allocate the fund's assets among the following segments of the fixed income securities market, with no specified minimum investment in any segment:

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..  U.S. government obligations
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..  Investment grade U.S. corporate debt
..  Mortgage-backed securities

The fund may invest up to 20% of its net assets in high yield, high risk corporate and government debt securities rated below investment grade (commonly known as "junk bonds") or, if unrated, determined by the manager to be of comparable quality, and in fixed income securities denominated in currencies other than the U.S. dollar, of which no more than 10% of the fund's assets may be invested in fixed income securities of emerging market issuers.

Allocation The manager allocates and reallocates the fund's assets from time to time among the types of fixed income securities described above based on its analysis of economic and market conditions and the relative returns and risks represented by each type.

Duration The fund will normally maintain an average effective duration of three years to six years. Duration is an approximate measure of the sensitivity of the market value of the fund's portfolio to changes in interest rates.

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
Selection process The manager uses a combination of quantitative models that seek to measure the relative risks and opportunities of each market segment based upon economic, market, political, currency and technical data and its own assessment of economic and market conditions in an effort to create an optimal risk/return allocation of the fund's assets among various segments of the fixed income securities market. After the manager

Smith Barney Core Plus Bond Fund Inc.

 2

makes the sector allocations, it uses traditional credit analysis to identify individual securities for the fund's portfolio.

Government and mortgage-backed securities In selecting government and mortgage-backed securities, the manager focuses on identifying undervalued sectors and securities. Specifically, the manager:

..  Emphasizes those sectors and maturities that seem to be most undervalued or appropriate based on the manager's economic and interest rate outlook
..  Monitors the yield spreads between U.S. Treasury and government agency or instrumentality securities and purchases agency and instrumentality securities when their additional yield justifies their additional risk
..  Uses research to uncover inefficient sectors of the government and mortgage-backed securities markets and adjusts portfolio positions to take advantage of new information
..  Measures the potential impact of supply/demand imbalances, changes in the relative yields for securities with different maturities, and changing prepayment patterns to identify individual securities that balance potential return and risk

U.S. corporate debt securities In selecting U.S. corporate debt securities, the manager considers and compares the relative yields of various types of obligations and employs a forward looking strategy seeking to identify issues that exhibit or demonstrate a potential for higher ratings over time. The manager considers the issuer's:

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..  Financial condition
..  Sensitivity to economic conditions and trends
..  Operating history
..  Experience and track record of management

Foreign corporate and government debt In selecting foreign corporate and government debt, the manager employs a top-down fundamental economic analysis combined with quantitative analytic tools. In selecting emerging market debt, the manager bases its selection of countries based on fundamentals and its selection of sectors and individual securities on quantitative analysis. The manager diversifies this portion by spreading assets among countries and regions, including to a limited extent in emerging market countries. The manager also may attempt to preserve the U.S. dollar value of securities by using derivatives to hedge foreign currency exposure. The manager looks for:

..  Economic and political conditions within the issuer's country
..  Overall and external debt levels and debt services ratios

                                                      Smith Barney Mutual Funds

                                                                             3

..  Access to capital markets
..  Debt service payment history

The manager also employs an active sell strategy to dispose of securities that have a rising risk of default due to material changes in management, operations, earnings, or other internal or external factors.

Principal risks of investing in the fund
Investors could lose money on their investment in the fund, or the fund may not perform as well as other investments, if:

..  Interest rates increase, causing the prices of fixed income securities to decline, reducing the value of the fund's portfolio
..  Interest rates decline and the issuers of securities held by the fund pay principal earlier than scheduled or exercise a right to call the securities, thus forcing the fund to reinvest in lower yielding securities. This is known as prepayment or call risk
..  Interest rates increase and slower than expected principal payments extend the average life of fixed income securities held by the fund, locking in below market interest rates and reducing the value of these securities. This is known as extension risk
..  The issuer of a security owned by the fund defaults on its obligation to pay principal and/or interest, or the security's credit rating is downgraded.
   This risk is higher for below investment grade bonds, as described below
..  Adverse governmental action or political, economic or market instability affects a foreign country or region
..  An unhedged currency in which a security is priced declines in value relative to the U.S. dollar
..  The manager's judgment about the attractiveness, relative yield, value or potential appreciation of a particular security, or the proper allocation among types of fixed income securities, proves to be incorrect

Payments of principal and interest on mortgage pools issued by instrumentalities of the U.S. government are not guaranteed by the U.S.
government. Although payments of principal and interest on mortgage pools issued by some U.S. agencies are guaranteed, this guarantee does not apply to losses resulting from declines in their market values.

Less developed foreign countries in which the fund may invest have less liquid and more volatile markets than in the U.S. In some of these countries, there is also less information available about issuers and markets because of less rigorous accounting and regulatory standards than in the U.S. Currency fluctuations could erase investment gains or add to investment losses.

Smith Barney Core Plus Bond Fund Inc.

 4

Below investment grade bonds are speculative and their issuers may have diminished capacity to pay principal and/or interest. These securities have a higher risk of default, tend to be less liquid, and may be more difficult to value. Changes in economic conditions or other circumstances are likely to weaken the capacity of issuers of these securities to make principal and/or interest payments.

Who may want to invest The fund may be an appropriate investment if you:

..  Are seeking total return through an investment in fixed income securities
..  Are willing to accept the risks of mortgage-backed securities, below investment grade bonds and foreign securities, including emerging markets debt

                                                      Smith Barney Mutual Funds

                                                                             5

Performance information
On March 11, 2005, the fund's shareholders approved a change in the fund's investment objective. The performance information shown below is for the periods prior to March 18, 2005, when the fund operated under the name "Smith
Barney Managed Governments Fund" and pursued an investment objective of high current income consistent with the liquidity and safety of capital by investing primarily in U.S. government securities.

The following shows summary performance information for the fund in a bar chart and an Average Annual Total Returns table. The information provides an indication of the risks of investing in the fund by showing changes in its performance from year to year and by showing how the fund's average annual returns compare with the returns of a broad-based unmanaged securities market index and an index of similar funds. The bar chart and the information below show performance of the fund's Class A shares, but do not reflect the impact of sales charges (loads). If they did, the returns would be lower than those shown. Unlike the bar chart, the performance for Class A, B, C and Y shares in the Average Annual Total Returns table reflects the impact of the maximum sales charge (load) applicable to the respective classes, redemption of shares at the end of the period, and the reinvestment of distributions and dividends. The fund's past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future.

                        Total Return for Class A Shares

                                    [CHART]

 1995   1996   1997   1998    1999   2000   2001   2002   2003    2004
------  -----  -----  -----  ------  -----  -----  -----  -----  ------
13.88%  3.62%  9.48%  5.73%  -0.71%  9.78%  6.85%  7.91%  1.48%


Quarterly returns:
(for periods shown in the bar chart)
Highest:   % in       ; Lowest:   % in       .

Smith Barney Core Plus Bond Fund Inc.

 6

                         Average Annual Total Returns
                      For Periods Ended December 31, 2004

                                                         Since   Inception
      Class A                  1 Year 5 Years 10 Years Inception   Date
      Return Before Taxes                                        09/04/84
      Return After Taxes
      on Distributions/(1)/
      Return After Taxes
      on Distributions and
      Sale of Fund Shares/(1)/
      OTHER CLASSES (Return Before Taxes Only)
      Class B                                                    11/06/92
      Class C/(2)/                                               06/29/93
      Class Y                                                    02/07/96
      Lehman Government
      Index/(3)/                  %       %       %        N/A     N/A
      Lipper Mortgage Fund
      Average/(4)/                %       %       %        N/A     N/A
      Lehman Aggregate
      Index/(5)/
      Lipper Intermediate
      Fund Average/(6)/
/(1)/After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period. After-tax returns shown above are for Class A shares only.
     After-tax returns for Class B, Class C and Class Y shares will vary because of differences in sales charges and expenses.
/(2)/Effective as of April 29, 2004, Class L shares were renamed Class C shares. On February 2, 2004, the initial sales charge of 1.00% on those shares was eliminated for sales made on or after that date. The average annual returns for Class C shares in the table have been calculated as if the sales charge had been eliminated for the entire period.
/(3)/The Lehman Brothers Government Bond Index (the "Lehman Government Index")
     is an unmanaged broad-based index of all public debt obligations of the
     U.S. government and its agencies, but reflects no deduction for fees, expenses or taxes.
/(4)/The Lipper U.S. Mortgage Average (the "Lipper Mortgage Fund Average") is a
     total return performance average composed of funds tracked by Lipper Inc.
     that invest in U.S. mortgage-backed securities. It does not take into account sales charges or taxes.

                                                      Smith Barney Mutual Funds

                                                                             7

/(5)/On March 18, 2005, in connection with the change in the fund's investment objective described above, the fund's benchmark was changed from the
     Lehman Government Index to the Lehman Brothers Aggregate Bond Index (the
     "Lehman Aggregate Index"). The Lehman Aggregate Index is a more appropriate benchmark for the fund than the Lehman Brothers Government
     Index given the fund's new investment objective and policies. The Lehman
     Aggregate Index represents securities that are SEC-registered, taxable, and dollar denominated and covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.
/(6)/The Lipper Intermediate Investment Grade Debt Fund Average (the "Lipper
     Intermediate Fund Average") is a total return performance average of funds tracked by Lipper, Inc. that invest at least 65% of their assets in investment-grade debt issues (rated in the top four grades) with dollar-weighted average maturities of five to ten years. It does not take into account sales charges or taxes.

An investor cannot invest directly in an index or average.

Fee Table
This table sets forth the fees and expenses you may pay if you invest in fund shares.

                               Shareholder fees

   (fees paid directly from your investment) Class A Class B Class C Class Y
   Maximum sales charge (load)
   imposed on purchases (as a % of
   offering price)                            4.50%    None    None   None
   Maximum deferred sales charge
   (load) (as a % of the lower of net asset
   value at purchase or redemption)            None*  4.50%   1.00%   None

                        Annual fund operating expenses

     (expenses deducted from fund assets)  Class A Class B Class C Class Y
     Advisory and administrative fee/(1)/       %       %       %      %
     Distribution and service (12b-1) fees  0.25%   0.75%   0.70%   None
     Other expenses                             %       %       %      %
                                            -----   -----   -----   ----
     Total annual fund operating expenses       %       %       %      %
                                            =====   =====   =====   ====
/(1)/Effective March 18, 2005, the investment advisory fee has been reduced to a fee of 0.42% on assets in excess of $500 million and the administration fee has been reduced to a fee of 0.18% on assets in excess of $500 million.
 *You may buy Class A shares in amounts of $500,000 or more at net asset value
  (without an initial sales charge) but if you redeem those shares within 12 months of their purchase, you will pay a deferred sales charge of 1.00%.

Smith Barney Core Plus Bond Fund Inc.

 8

Example
This example helps you compare the costs of investing in the fund with the costs of investing in other mutual funds. Your actual costs may be higher or lower. The example assumes:

..  You invest $10,000 in the fund for the period shown
..  Your investment has a 5% return each year. The assumption of a 5% return is required by the Securities and Exchange Commission ("SEC") for purposes of this example and is not a prediction of the fund's future performance
..  You reinvest all distributions and dividends without a sales charge
..  The fund's operating expenses (before fee waivers and/or expense reimbursements, if any) remain the same

                      Number of years you own your shares

                                           1 year 3 years 5 years 10 years
     Class A (with or without redemption)
     Class B (redemption at end of period)                             *
     Class B (no redemption)                                           *
     Class C (redemption at end of period)
     Class C (no redemption)
     Class Y (with or without redemption)
* Assumes conversion to Class A shares approximately eight years after purchase.

  More on the fund's investments

Derivative contracts The fund may, but need not, use derivative contracts, such as options on U.S. government securities, interest rate futures and options on interest rate futures, for any of the following purposes:

..  To increase total return
..  To hedge against the economic impact of adverse changes in the market value of portfolio securities because of changes in interest rates
..  As a substitute for buying or selling securities
..  As a cash flow management technique

A derivative contract will obligate or entitle the fund to deliver or receive an asset or cash payment based on the change in value of one or more securities. Even a small investment in derivative contracts can have a big impact on the fund's exposure to interest rates or exposure to changes in the value of individual securities. Therefore, using derivatives can disproportionately

                                                      Smith Barney Mutual Funds

                                                                             9

increase losses and reduce opportunities for gains when interest rates or the markets for individual securities are changing. The fund may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the fund's holdings. The other counterparties to certain derivative contracts present the same types of default risk as issuers of fixed income securities. Derivatives can also make the fund less liquid and harder to value, especially in declining markets.

Foreign investments The fund may invest up to 20% of its net assets in the securities of foreign issuers directly or in the form of depositary receipts representing an interest in those securities. The fund's investments in securities of foreign issuers involve greater risk than investments in securities of U.S. issuers. Many foreign countries in which the fund invests may have markets that are less liquid and more volatile than U.S. markets. In some foreign countries, less information is available about foreign issuers and markets because of less rigorous accounting and regulatory standards. Currency fluctuations could erase investment gains or add to investment losses. The risks of investing in foreign securities are greater for securities of emerging market issuers because political or economic instability, lack of market liquidity, and negative government actions such as currency controls or seizure of private businesses or property are more likely.

Risk of high portfolio turnover The fund may engage in active and frequent trading, resulting in high portfolio turnover. This may lead to the realization and distribution to shareholders of higher capital gains, increasing their tax liability. Frequent trading also increases transaction costs, which could detract from the fund's performance.

Defensive investing The fund may depart from its principal investment strategies in response to adverse market, economic or political conditions by taking temporary defensive positions in any type of money market instruments and in short-term debt securities or cash. If the fund takes a temporary defensive position, it may be unable to achieve its investment goal.

Portfolio holdings The fund's policies and procedures with respect to the disclosure of the fund's portfolio securities is available in the Statement of Additional Information ("SAI") and on the fund's website at
www.smithbarneymutualfunds.com.

The fund may also use other strategies and invest in other securities that are described, along with their risks, in the fund's SAI. However, the fund might not use all of the strategies and techniques or invest in all of the types of securities described in this prospectus or in the SAI. There also are many

Smith Barney Core Plus Bond Fund Inc.

10

other factors, which are not described here, that could adversely affect your investment and that could prevent the fund from achieving its goals.

  Management

Manager The fund's investment adviser and administrator is Smith Barney Fund
Management LLC (the "manager"), an affiliate of Citigroup Global Markets Inc.
("CGM"). The manager's address is 399 Park Avenue, New York, New York 10022.
The manager selects the fund's investments and oversees its operations. The manager and CGM are subsidiaries of Citigroup Inc. ("Citigroup"). Citigroup businesses offer a broad range of financial services--asset management, banking and consumer finance, credit and charge cards, insurance, investments, investment banking and trading--and use diverse channels to make them available to consumer and corporate customers around the world.

Citigroup affiliates, including their directors, officers or employees, may have banking or investment banking relationships with the issuers of securities that are held by the fund. They may also own the securities of these issuers.
However, in making investment decisions for the fund, the manager does not obtain or use inside information acquired by any division, department or affiliate of Citigroup in the course of those relationships. To the extent the fund acquires securities from an issuer that has a borrowing or other relationship with Citigroup or its affiliates, the proceeds of the purchase may be used to repay such borrowing or otherwise benefit Citigroup and/or its affiliates.

Roger Lavan and David Torchia, investment officers of the manager and managing directors of CGM, have been responsible for the day-to-day management of the fund's portfolio since July, 2002. Mr. Lavan has 19 years of industry experience, with the last 14 of those years with the manager and its affiliates. Mr. Torchia has 20 years of industry experience, with the last 16 of those years with the manager and its affiliates.

Subadviser Citigroup Asset Management Limited ("CAM Limited"), an affiliate of the manager, located at Citigroup Centre, Canada Square, Canary Wharf, London
E14 5LB, United Kingdom, serves as subadviser to the fund. The manager, not the fund, pays the subadviser for its services out of the management fee. The subadviser, utilizing a portfolio management team approach and subject to the supervision of the manager and the board of directors, manages the fund's investments in non-U.S. dollar denominated debt securities of non-U.S. issuers and currency transactions.

Management fees During the fiscal year ended July 31, 2004, the manager
received an advisory fee and an administrative fee equal to     % and     %,
respectively, of the fund's average daily net assets.

                                                      Smith Barney Mutual Funds

                                                                             11

Distribution plan The fund has adopted Rule 12b-1 distribution plans for its
Class A, B and C shares. Under each plan, the fund pays distribution and/or service fees. These fees are an ongoing expense and, over time, may cost you more than other types of sales charges.

In addition, the distributor may make payments for distribution and/or shareholder servicing activities out of its past profits and other available sources. The distributor may also make payments to dealers for marketing, promotional or related expenses. The amount of these payments is determined by the distributor and may be substantial. The manager or an affiliate may make similar payments under similar arrangements.

The payments described above are often referred to as "revenue sharing payments." The recipients of such payments may include the fund's distributor and other affiliates of the manager, broker-dealers, financial institutions and other financial intermediaries through which investors may purchase shares of the fund. In some circumstances, such payments may create an incentive for an intermediary or its employees or associated persons to recommend or sell shares of the fund to you. Please contact your financial intermediary for details about revenue sharing payments it may receive.

Transfer agent and shareholder servicing agent Citicorp Trust Bank, fsb
("Citicorp Trust") serves as the fund's transfer agent and shareholder servicing agent (the "transfer agent"). The transfer agent has entered into sub-transfer agency and services agreements with PFPC Inc. to serve as the fund's sub-transfer agent (the "sub-transfer agent"). The sub-transfer agent performs certain functions including shareholder record keeping and accounting services.

In connection with an investigation previously disclosed by Citigroup, the
Staff of the SEC has notified Citigroup Asset Management ("CAM"), the Citigroup business unit that includes the fund's investment manager and other investment advisory companies; Citicorp Trust, an affiliate of CAM; Thomas W. Jones, the former CEO of CAM; and three other individuals, one of whom is an employee and the other two of whom are former employees of CAM, that the SEC Staff is considering recommending a civil injunctive action and/or an administrative proceeding against each of them relating to the creation and operation of an internal transfer agent unit to serve various CAM-managed funds.

In 1999, Citicorp Trust entered the transfer agent business. Citicorp Trust hired an unaffiliated subcontractor to perform some of the transfer agent services. The subcontractor, in exchange, had signed a separate agreement with
CAM in 1998 that guaranteed investment management revenue to

Smith Barney Core Plus Bond Fund Inc.

12

CAM and investment banking revenue to a CAM affiliate. The subcontractor's business was later taken over by PFPC Inc., and at that time the revenue guarantee was eliminated and a one-time payment was made by the subcontractor to a CAM affiliate.

CAM did not disclose the revenue guarantee when the boards of various
CAM-managed funds hired Citicorp Trust as transfer agent. Nor did CAM disclose to the boards of the various CAM-managed funds the one-time payment received by the CAM affiliate when it was made.

In addition, the SEC Staff has indicated that it is considering recommending action based on the adequacy of the disclosures made to the fund boards that approved the transfer agency arrangement, CAM's initiation and operation of, and compensation for, the transfer agent business and CAM's retention of, and agreements with, the subcontractor.

Citigroup is cooperating fully in the investigation and will seek to resolve the matter in discussions with the SEC Staff. Although there can be no assurance, Citigroup does not believe that this matter will have a material adverse effect on the fund. As previously disclosed, CAM has already agreed to pay the applicable funds, primarily through fee waivers, a total of approximately $17 million (plus interest) that is the amount of the revenue received by Citigroup relating to the revenue guarantee.

  Choosing a class of shares to buy

You can choose among four Classes of shares: Classes A, B, C and Y. Each class has different sales charges and expenses, allowing you to choose the class that best meets your needs.

When choosing which class of shares to buy, you should consider:

..  How much you plan to invest.
..  How long you expect to own the shares.
..  The expenses paid by each class detailed in the Fee Table and Example at the front of this Prospectus.
..  Whether you qualify for any reduction or waiver of sales charges.

If you are choosing between Class A and Class B shares, it will in almost all cases be the more economical choice for you to purchase Class A shares if you plan to purchase shares in an amount of $100,000 or more (whether in a single purchase or through aggregation of eligible holdings). This is because of the reduced sales charge available on larger investments of Class A shares and the lower ongoing expenses of Class A shares compared to Class B shares.

                                                      Smith Barney Mutual Funds

                                                                             13

You may buy shares from:

..  Certain broker/dealers, financial intermediaries, financial institutions or the distributor's financial consultants (each called a "Service Agent")
..  The fund, but only if you are investing through certain qualified plans or
   Service Agents

Not all classes of shares are available through all Service Agents. You should contact your Service Agent for further information.

Investment minimums Minimum initial and additional investment amounts vary depending on the class of shares you buy and the nature of your investment account.

                                                 Initial           Additional
                                       Classes A, B, C   Class Y   All Classes
 General                                   $1,000      $15 million     $50
 IRAs, Self Employed Retirement
 Plans, Uniform Gifts or Transfers to
 Minor Accounts                             $250       $15 million     $50
 Qualified Retirement Plans*                $25        $15 million     $25
 Simple IRAs                                 $1            N/A         $1
 Monthly Systematic Investment Plans        $25            N/A         $25
 Quarterly Systematic Investment Plans      $50            N/A         $50
 *Qualified Retirement Plans are retirement plans qualified under Section
  403(b)(7) or Section 401(a) of the Internal Revenue Code, including 401(k)
  plans.

Smith Barney Core Plus Bond Fund Inc.

14

  Comparing the fund's classes

Your Service Agent can help you decide which class meets your goals. Your
Service Agent receives different compensation depending upon which class you choose.

                    Class A            Class B            Class C           Class Y
Key features   .Initial sales     .No initial sales  .No initial sales  .No initial or
                charge             charge             charge             deferred sales
               .You may qual-     .Deferred sales    .Deferred sales     charge
                ify for reduc-     charge de-         charge for        .Must invest at
                tion or waiver     clines over        only 1 year        least $15 mil-
                of initial sales   time              .Does not con-      lion
                charge            .Converts to        vert to Class A   .Lower annual
               .Lower annual       Class A after 8   .Higher annual      expenses than
                expenses than      years              expenses than      the other
                Class B and       .Higher annual      Class A            classes
                Class C            expenses than
                                   Class A
----------------------------------------------------------------------------------------
Initial sales   Up to 4.50%;       None               None               None
charge          reduced for
                large
                purchases and
                waived for
                certain
                investors. No
                charge for
                purchases of
                $500,000 or
                more
----------------------------------------------------------------------------------------
Deferred sales  1.00% on           Up to 4.50%        1.00% if you       None
charge          purchases of       charged when       redeem within
                $500,000 or        you redeem         1 year of
                more if you        shares. The        purchase
                redeem within      charge is
                1 year of          reduced over
                purchase           time and there
                                   is no deferred
                                   sales charge
                                   after 5 years
----------------------------------------------------------------------------------------
Annual          0.25% of           0.75% of           0.70% of           None
distribution    average daily      average daily      average daily
and service     net assets         net assets         net assets
fees
----------------------------------------------------------------------------------------
Exchange        Class A shares     Class B shares     Class C shares     Class Y shares
Privilege*      of most Smith      of most Smith      of most Smith      of most Smith
                Barney funds       Barney funds       Barney funds       Barney funds
----------------------------------------------------------------------------------------
 *Ask your Service Agent for the Smith Barney mutual funds available for exchange.

                                                      Smith Barney Mutual Funds

                                                                             15

More information about the fund's classes of shares is available through the
Smith Barney Mutual Funds' web site. You'll find detailed information about sales charges and ways you can qualify for reduced or waived sales charges, including:

..  the front-end sales charges that apply to the purchase of Class A shares
..  the deferred sales charges that apply to the redemption of Class B and Class
   C shares
..  who qualifies for lower sales charges on Class A shares
..  who qualifies for a sales load waiver

Go to http://www.smithbarneymutualfunds.com and click on the name of the fund.

  Sales charges

Class A shares
You buy Class A shares at the offering price, which is the net asset value plus a sales charge. You pay a lower sales charge as the size of your investment increases to certain levels called breakpoints. You do not pay a sales charge on the fund's distributions or dividends reinvested in additional Class A shares.

The table below shows the rate of sales charge you pay, depending on the amount you purchase. The table below also shows the amount of broker/dealer compensation that is paid out of the sales charge. This compensation includes commissions received by Service Agents that sell shares of the fund. The distributor keeps up to approximately 10% of the sales charge imposed on Class
A shares. Service Agents also will receive the service fee payable on Class A shares at an annual rate equal to 0.15% of the average daily net assets represented by the Class A shares serviced by them.

Smith Barney Core Plus Bond Fund Inc.

16

                                    Sales Charge Sales Charge Broker/Dealer
                                     as a % of    as a % of     Commission
                                      offering    net amount    as a % of
    Amount of purchase                 price       invested   offering price
    Less than $25,000                   4.50         4.71             4.05
    $25,000 but less than $50,000       4.00         4.17             3.60
    $50,000 but less than $100,000      3.50         3.63             3.20
    $100,000 but less than $250,000     2.50         2.56             2.25
    $250,000 but less than $500,000     1.50         1.52             1.35
    $500,000 or more                    0.00         0.00      up to 1.00*
 *The distributor may pay up to 1.00% to a Service Agent for purchase amounts of $500,000 or more. In such case, starting in the thirteenth month after purchase, the Service Agent will also receive the annual distribution and service fee of up to 0.15% of the average daily net assets represented by the
  Class A shares held by its clients. Prior to the thirteenth month, the distributor will retain the service fee. Where the Service Agent does not receive the payment of up to 1.00% from the distributor, the Service Agent will instead receive the annual service fee starting immediately after purchase. In certain cases, the Service Agent may receive both a payment of up to 1% from the distributor as well as the annual distribution and service fee starting immediately after purchase. Please contact your Service Agent for more information.

Investments of $500,000 or more You do not pay an initial sales charge when you buy $500,000 or more of Class A shares. However, if you redeem these Class A shares within one year of purchase, you will pay a deferred sales charge of
1.00%. If you did not pay an initial sales charge when buying Class A shares due to a waiver applicable to purchase by qualified and non-qualified retirement plans with an omnibus relationship with the fund you will not be subject to a deferred sales charge.

Qualifying for a reduced Class A sales charge There are several ways you can combine multiple purchases of Class A shares of Smith Barney funds to take advantage of the breakpoints in the sales charge schedule. In order to take advantage of reductions in sales charges that may be available to you when you purchase fund shares, you must inform your Service Agent or the sub-transfer agent if you have entered into a letter of intent or a right of accumulation and if there are other accounts in which there are holdings eligible to be aggregated with your purchase. You may need to provide certain records, such as account statements for accounts held by family members or accounts you hold at another broker-dealer or financial intermediary, in order to verify your eligibility for reduced sales charges.

                                                      Smith Barney Mutual Funds

                                                                             17


Accumulation privilege - lets you combine the current value of Class A shares owned

..  by you, or
..  by your spouse and children under the age of 21,

and for which a sales charge was paid, with the amount of your next purchase of
Class A shares for purposes of calculating the initial sales charge. Certain trustees and fiduciaries may be entitled to combine accounts in determining their sales charge.

Letter of intent - lets you purchase Class A shares of the fund and other Smith
Barney mutual funds over a 13-month period and pay the same sales charge, if any, as if all shares had been purchased at once. You may include purchases on which you paid a sales charge within 90 days before you sign the letter.

Waivers for certain Class A investors Class A initial sales charges are waived for certain types of investors, including:

..  Employees of NASD members
..  Investors participating in "wrap fee" or asset allocation programs or other fee-based arrangements sponsored by affiliated and non-affiliated broker-dealers and other financial institutions that have entered into agreements with CGM
..  Investors who redeemed Class A shares of a Smith Barney fund in the past 60 days, if the investor's Service Agent is notified

If you qualify for a waiver of the Class A initial sales charge, you must notify your Service Agent or the sub-transfer agent at the time of purchase.

If you want to learn about additional waivers of Class A initial sales charges, contact your Service Agent, consult the SAI or look at the Smith Barney Mutual
Funds' website: http://www.smithbarneymutualfunds.com and click on the fund name.

If you want to learn about additional waivers of Class A initial sales charges, contact your Service Agent or consult the SAI.

Smith Barney Core Plus Bond Fund Inc.

18

Class B shares
You buy Class B shares at net asset value without paying an initial sales charge. However, if you redeem your Class B shares within five years of your purchase payment, you will pay a deferred sales charge. The deferred sales charge decreases as the number of years since your purchase payment increases.

          Year after purchase    1st  2nd 3rd 4th 5th 6th through 8th
          Deferred sales charge 4.50% 4%  3%  2%  1%        0%

Service Agents selling Class B shares receive a commission of up to 4.00% of the purchase price of the Class B shares they sell. Service Agents also receive a service fee at an annual rate equal to 0.25% of the average daily net assets represented by the Class B shares serviced by them.

Class B conversion After 8 years, Class B shares automatically convert into
Class A shares. This helps you because Class A shares have lower annual expenses. Your Class B shares will convert to Class A shares as follows:

Shares issued:             Shares issued:         Shares issued:
At initial                 On reinvestment of     Upon exchange from
purchase                   dividends and          another Smith Barney
                           distributions          fund
Eight years after the date In same proportion     On the date the shares
of purchase payment        as the number of       originally acquired
                           Class B shares         would have converted
                           converting is to total into Class A shares
                           Class B shares you
                           own (excluding
                           shares issued as a
                           dividend)

Class C shares
You buy Class C shares at net asset value without paying an initial sales charge. However, if you redeem your Class C shares within one year of purchase, you will pay a deferred sales charge of 1.00%.

Service Agents selling Class C shares receive commissions of up to 0.75% of the purchase price of the Class C shares they sell. Starting in the thirteenth month after purchase Service Agents also receive an annual fee of up to 0.70%
of the average daily net assets represented by the Class C shares held by their clients.

                                                      Smith Barney Mutual Funds

                                                                             19

Class Y shares
You buy Class Y shares at net asset value with no initial sales charge and no deferred sales charge when you redeem. You must meet the $15,000,000 initial investment requirement. You can use a letter of intent to meet this minimum requirement by buying Class Y shares of the fund over a 13-month period. To qualify, you must initially invest at least $5,000,000.

  More about deferred sales charges

The deferred sales charge is based on the net asset value at the time of purchase or redemption, whichever is less, and therefore you do not pay a sales charge on amounts representing appreciation or depreciation.

In addition, you do not pay a deferred sales charge on:

..  Shares exchanged for shares of another Smith Barney fund
..  Shares representing reinvested distributions and dividends
..  Shares no longer subject to the deferred sales charge

Each time you place a request to redeem shares, the fund will first redeem any shares in your account that are not subject to a deferred sales charge and then the shares in your account that have been held the longest.

If you redeemed shares of a Smith Barney fund in the past 60 days and paid a deferred sales charge, you may buy shares of the fund at the current net asset value and be credited with the amount of the deferred sales charge, if you notify your Service Agent.

The fund's distributor receives deferred sales charges as partial compensation for its expenses in selling shares, including the payment of compensation to your Service Agent.

Deferred sales charge waivers
The deferred sales charge for each share class will generally be waived:

..  On payments made through certain systematic withdrawal plans
..  On certain distributions from a retirement plan
..  For involuntary redemptions of small account balances
..  For 12 months following the death or disability of a shareholder

If you want to learn more about additional waivers of deferred sales charges, contact your Service Agent, consult the SAI or look at the Smith Barney Mutual
Funds web site: http://www.smithbarneymutualfunds.com and click on the name of the fund.

Smith Barney Core Plus Bond Fund Inc.

20

  Buying shares

       Through a You should contact your Service Agent to open a bro-
   Service Agent kerage account and make arrangements to buy shares.

                 If you do not provide the following information, your
                 order will be rejected:

                 .Class of shares being bought
                 .Dollar amount or number of shares being bought

                 Your Service Agent may charge an annual account
                 maintenance fee.
---------------------------------------------------------------------------------
Through the fund Qualified retirement plans and certain other investors who are clients of certain Service Agents are eligible to
                 buy shares directly from the fund.

                 .Write the fund at the following address:
                     Smith Barney Core Plus Bond Fund Inc.
                     (Specify class of shares)
                     c/o PFPC Inc
                     P.O. Box 9699
                     Providence, RI 02940-9699
                 .Enclose a check to pay for the shares. For initial
                   purchases, complete and send an account
                   application.
                 .For more information, please call Smith Barney
                   Mutual Funds Shareholder Services at
                   1-800-451-2010.
---------------------------------------------------------------------------------
       Through a You may authorize your Service Agent or the sub-
      systematic transfer agent to transfer funds automatically from (i)
 investment plan a regular bank account, (ii) cash held in a brokerage account with a Service Agent or (iii) certain money
                 market funds, in order to buy shares on a regular basis.

                 .Amounts transferred should be at least $25
                   monthly or $50 quarterly
                 .If you do not have sufficient funds in your ac-
                   count on a transfer date, your Service Agent or
                   the sub-transfer agent may charge you a fee

                 For more information, contact your Service Agent or the transfer agent or consult the SAI.

                                                      Smith Barney Mutual Funds

                                                                             21

  Exchanging shares

 Smith Barney offers You should contact your Service Agent to exchange a distinctive family into other Smith Barney funds. Be sure to read the of funds tailored to prospectus of the Smith Barney fund into which you help meet the are exchanging. An exchange is a taxable transaction.
    varying needs of .You may exchange shares only for shares of the
      both large and   same class of another Smith Barney fund. Not all
     small investors   Smith Barney funds offer all classes
                     .Not all Smith Barney funds may be offered in your
                       state of residence. Contact your Service Agent or
                       the transfer agent for further information
                     .Exchanges of Class A, Class B and Class C shares
                       are subject to minimum investment requirements
                       (except for systematic investment plan
                       exchanges), and all shares are subject to the other
                       requirements of the fund into which exchanges
                       are made
                     .If you hold share certificates, the sub-transfer
                       agent must receive the certificates endorsed for
                       transfer or with signed stock powers (documents
                       transferring ownership of certificates) before the
                       exchange is effective
                     .The fund may suspend or terminate your ex-
                       change privilege if you engage in an excessive pat-
                       tern of exchanges
-------------------------------------------------------------------------------
           Waiver of Your shares will not be subject to an initial sales charge additional sales at the time of the exchange.
             charges Your deferred sales charge (if any) will continue to be measured from the date of your original purchase of
                     shares subject to a deferred sales charge. If the fund
                     into which you exchange has a higher deferred sales
                     charge, you will be subject to that charge. If you ex-
                     change at any time into a fund with a lower charge, the
                     sales charge will not be reduced.
-------------------------------------------------------------------------------

Smith Barney Core Plus Bond Fund Inc.

22

     By telephone If you do not have a brokerage account with a Service
                  Agent, you may be eligible to exchange shares through
                  the fund. You must complete an authorization form to
                  authorize telephone transfers. If eligible, you may
                  make telephone exchanges on any day the New York
                  Stock Exchange Inc. ("NYSE") is open. Call Smith
                  Barney Mutual Funds Shareholder Services at 1-800-
                  451-2010 between 9:00 a.m. and 4:00 p.m. (Eastern
                  time). Requests received after the close of regular trad-
                  ing on the NYSE are priced at the net asset value next
                  determined.

                  You can make telephone exchanges only between ac-
                  counts that have identical registrations.
     ----------------------------------------------------------------------
          By mail If you do not have a brokerage account, contact your
                  Service Agent or write to the sub-transfer agent at the
                  address on the following page.

  Redeeming shares

       Generally Contact your Service Agent to redeem shares of the fund.

                 If you hold share certificates, the sub-transfer agent
                 must receive the certificates endorsed for transfer or
                 with signed stock powers before the redemption is
                 effective.

                 If the shares are held by a fiduciary or corporation,
                 other documents may be required.

                 Your redemption proceeds will be sent within three
                 business days after your request is received in good
                 order. However, if you recently purchased your shares
                 by check, your redemption proceeds will not be sent to
                 you until your original check clears, which may take up
                 to 15 days.

                 If you have a brokerage account with a Service Agent,
                 your redemption proceeds will be placed in your ac-
                 count and not reinvested without your specific in-
                 struction. In other cases, unless you direct otherwise,
                 your redemption proceeds will be paid by check mailed
                 to your address of record.
       -----------------------------------------------------------------

                                                      Smith Barney Mutual Funds

                                                                             23

            By mail For accounts held directly at the fund, send written requests to the fund at the following address:

                        Smith Barney Core Plus Bond Fund Inc.
                        (Specify class of shares)
                        c/o PFPC Inc.
                        P.O. Box 9699
                        Providence, RI 02940-9699
                    Your written request must provide the following:

                    .The name of fund and your account number
                    .The class of shares and the dollar amount or
                      number of shares to be redeemed
                    .Signatures of each owner exactly as the account is
                      registered
   -------------------------------------------------------------------------
       By telephone If you do not have a brokerage account with a Service
                    Agent, you may be eligible to redeem shares (except
                    those held in retirement plans) in amounts up to
                    $50,000 per day through the fund. You must complete
                    an authorization form to authorize telephone re-
                    demptions. If eligible, you may request redemptions by
                    telephone on any day the NYSE is open. Call Smith
                    Barney Mutual Funds Shareholder Services at 1-800-451-
                    2010 between 9:00 a.m. and 4:00 p.m. (Eastern time).
                    Requests received after the close of regular trading on
                    the NYSE are priced at the net asset value next de-
                    termined.

                    Your redemption proceeds can be sent by check to
                    your address of record or by wire or electronic transfer
                    (ACH) to a bank account designated on your author-
                    ization form. You must submit a new authorization
                    form to change the bank account designated to receive
                    wire or electronic transfers and you may be asked to
                    provide certain other documents. The sub-transfer
                    agent may charge a fee on a wire or an electronic
                    transfer (ACH).
   -------------------------------------------------------------------------
     Automatic cash You can arrange for the automatic redemption of a withdrawal plans portion of your shares on a monthly or quarterly basis.
                    To qualify you must own shares of the fund with a value
                    of at least $10,000 ($5,000 for retirement plans) and
                    each automatic redemption must be at least $50. If
                    your shares are subject to a deferred sales charge, the
                    sales charge will be waived if your automatic payments
                    do not exceed 1% per month of the value of your
                    shares subject to a deferred sales charge.

Smith Barney Core Plus Bond Fund Inc.

24

The following conditions apply:

..  Your shares must not be represented by certificates
..  All dividends and distributions must be reinvested

For more information, contact your Service Agent or consult the SAI.

  Other things to know about share transactions

When you buy, exchange or redeem shares, your request must be in good order.
This means you have provided the following information, without which your request will not be processed:

..  Name of the fund
..  Your account number
..  Class of shares being bought, exchanged or redeemed
..  Dollar amount or number of shares being bought, exchanged or redeemed
..  Signature of each owner exactly as the account is registered

The sub-transfer agent will employ reasonable procedures to confirm that any telephone exchange or redemption request is genuine, including recording calls, asking the caller to provide certain personal identification information, sending you a written confirmation or requiring other confirmation procedures from time to time. If these procedures are followed, neither the fund, the transfer agent nor the sub-transfer agent will bear any liability for such transactions.

Signature guarantees To be in good order, your redemption request must include a signature guarantee if you:

..  Are redeeming over $50,000
..  Are sending signed share certificates or stock powers to the sub-transfer agent
..  Instruct the sub-transfer agent to mail the check to an address different from the one on your account
..  Changed your account registration
..  Want the check paid to someone other than the account owner(s)
..  Are transferring the redemption proceeds to an account with a different registration

You can obtain a signature guarantee from most banks, dealers, brokers, credit unions and federal savings and loan institutions, but not from a notary public.

                                                      Smith Barney Mutual Funds

                                                                             25

The fund has the right to:

..  Suspend the offering of shares
..  Waive or change minimum and additional investment amounts
..  Reject any purchase or exchange order
..  Change, revoke or suspend the exchange privilege
..  Suspend telephone transactions
..  Suspend or postpone redemptions of shares on any day when trading on the
   NYSE is restricted, or as otherwise permitted by the SEC
..  Pay redemption proceeds by giving you securities. You may pay transaction costs to dispose of the securities

Small account balances/Mandatory redemptions If at any time the aggregate net asset value of the fund shares in your account is less than $500 for any reason
(including solely due to declines in net asset value and/or failure to invest at least $500 within a reasonable period), the fund reserves the right to ask you to bring your account up to the applicable minimum investment amount as determined by your Service Agent. In such case you shall be notified in writing and will have 60 days to make an additional investment to bring your account value up to the required level. If you choose not to do so within this 60-day period, the fund may close your account and send you the redemption proceeds.
In the event your account is closed due to a failure to increase your balance to the minimum required amount, you will not be eligible to have your account subsequently reinstated without imposition of any sales charges that may apply to your new purchase.

The fund may adopt other policies from time to time requiring mandatory redemption of shares in certain circumstances upon advance notice to shareholders and prospective investors.

For more information contact your Service Agent, the transfer agent or consult the SAI.

Frequent Purchases and Sales of Fund Shares Frequent purchases and redemptions of mutual fund shares may interfere with the efficient management of the fund's portfolio by its portfolio managers, increase portfolio transaction costs, and have a negative effect on the fund's long-term shareholders. For example, in order to handle large flows of cash into and out of the fund, the portfolio managers may need to allocate more assets to cash or other short-term investments or sell securities, rather than maintaining full investment in securities selected to achieve the fund's investment objective. Frequent trading may cause the fund to sell securities at less favorable prices.
Transaction costs, such as brokerage commissions and market spreads, can detract from the fund's performance. In addition, the return received by long-term shareholders may be reduced when trades by other shareholders are made in an effort to take advantage of certain pricing dis-

Smith Barney Core Plus Bond Fund Inc.

26

crepancies, when, for example, it is believed that the fund's share price, which is determined at the close of the NYSE on each trading day, does not accurately reflect the value of the fund's portfolio securities. Funds investing in foreign securities have been particularly susceptible to this form of arbitrage, but other funds could also be affected.

Because of the potential harm to the fund and its long term shareholders, the board of directors of the fund has approved policies and procedures that are intended to discourage and prevent excessive trading and market timing abuses through the use of various surveillance techniques. Under these policies and procedures, the fund may limit additional exchanges or purchases of fund shares by shareholders who are believed by the manager to be engaged in these abusive trading activities. The intent of the policies and procedures is not to inhibit legitimate strategies, such as asset allocation, dollar cost averaging, or similar activities that may nonetheless result in frequent trading of fund shares. For this reason, the board has not adopted any specific restrictions on purchases and sales of fund shares, but the fund reserves the right to reject any exchange or purchase of fund shares with or without prior notice to the account holder. In cases where surveillance of a particular account establishes what the manager believes to be obvious market timing, the manager will seek to block future purchases and exchanges of fund shares by that account. Where surveillance of a particular account indicates activity that the manager believes could be either abusive or for legitimate purposes, the fund may permit the account holder to justify the activity.

The policies apply to any account, whether an individual account or accounts with financial intermediaries such as investment advisers, broker dealers or retirement plan administrators, commonly called omnibus accounts, where the intermediary holds fund shares for a number of its customers in one account.
The fund's ability to monitor trading in omnibus accounts may, however, be severely limited due to the lack of access to an individual investor's trading activity when orders are placed through these types of accounts. There may also be operational and technological limitations on the ability of the fund's service providers to identify or terminate frequent trading activity within the various types of omnibus accounts.

The fund's policies also require personnel such as portfolio managers and investment staff to report any abnormal or otherwise suspicious investment activity, and prohibits short-term trades by such personnel for their own account in mutual funds managed by the manager and its affiliates, other than money market funds. Additionally, the fund has adopted policies and procedures to prevent the selective release of information about the fund's portfolio holdings, as such information may be used for market-timing and similar abusive practices.

                                                      Smith Barney Mutual Funds

                                                                             27

The fund's policies provide for ongoing assessment of the effectiveness of current policies and surveillance tools, and the fund's board reserves the right to modify these or adopt additional policies and restrictions in the future. Shareholders should be aware, however, that any surveillance techniques currently employed by the fund or other techniques that may be adopted in the future may not be effective, particularly where the trading takes place through certain types of omnibus accounts. As noted above, if the fund is unable to detect and deter trading abuses, the fund's performance, and its long-term shareholders, may be harmed. In addition, because the fund has not adopted any specific limitations or restrictions on the trading of fund shares, shareholders may be harmed by the extra costs and portfolio management inefficiencies that result from frequent trading of fund shares, even when the trading is not for abusive purposes. The fund will provide advance notice to shareholders and prospective investors of any specific restrictions on the trading of fund shares that the board may adopt in the future.

Share certificates Share certificates for the fund will no longer be issued. If you currently hold share certificates for the fund, such certificates will continue to be honored.

  Dividends, distributions and taxes

Dividends and distributions The fund pays dividends each month from its net investment income. The fund generally makes capital gain distributions, if any, once a year, typically in December. The fund may pay additional distributions and dividends at other times if necessary for the fund to avoid a federal tax.
The fund expects distributions to be primarily from income. Distributions and dividends are reinvested in additional fund shares of the same class you hold.
You do not pay a sales charge on reinvested distributions or dividends.
Alternatively, you can instruct your Service Agent, the transfer agent or the sub-transfer agent to have your dis- tributions and/or dividends paid in cash.
You can change your choice at any time to be effective as of the next distribution or dividend, except that any change given to your Service Agent, the transfer agent or the sub-transfer agent less than five days before the payment date will not be effective until the next distribution or dividend is paid.

Taxes In general, redeeming shares, exchanging shares and receiving dividends and distributions (whether in cash or additional shares) are all taxable events. The following table summarizes the tax status to you of certain transactions related to the fund.

Smith Barney Core Plus Bond Fund Inc.

28

Transaction                          Federal tax status
Redemption or exchange of shares     Usually capital gain or loss; long-
                                     term only if shares owned more
                                     than one year
Long-term capital gain distributions Long-term capital gain
Dividends                            Ordinary income

Distributions attributable to short-term capital gains are treated as dividends, taxable as ordinary income. Dividends and capital gain distributions are taxable whether received in cash or reinvested in fund shares.

Long-term capital gain distributions are taxable to you as long-term capital gain regardless of how long you have owned your shares. You may want to avoid buying shares when the fund is about to declare a capital gain distribution or a dividend, because it will be taxable to you even though it may actually be a return of a portion of your investment.

After the end of each year, the fund will provide you with information about the distributions and dividends you received and any redemptions of shares during the previous year. If you do not provide the fund with your correct taxpayer identification number and any required certifications, you may be subject to back-up withholding on your distributions, dividends and redemption proceeds. Because each shareholder's circumstances are different and special tax rules may apply, you should consult your tax adviser about your investment in the fund.

The above discussion is applicable to shareholders who are U.S. persons. If you are a non-U.S. person, please consult your own tax adviser with respect to the
U.S. tax consequences to you of an investment in the fund.

  Share price

You may buy, exchange or redeem shares at their net asset value, plus any applicable sales charge, next determined after receipt of your request in good order. The fund's net asset value is the value of its assets minus its liabilities. Net asset value is calculated separately for each class of shares.
The fund calculates its net asset value every day the NYSE is open. This calculation is done when regular trading closes on the NYSE (normally 4:00
p.m., Eastern time). The NYSE is closed on certain holidays listed in the SAI.

The board of directors has approved valuation procedures to be followed to ensure that the fund's securities are valued appropriately. The valuation of the fund's securities is determined in good faith by or under the direction of the board of directors. The board of directors has delegated certain valuation functions for the fund to the manager.

                                                      Smith Barney Mutual Funds

                                                                             29

The fund generally values its securities based on market quotations provided through automatic transmissions (automatic quotations) from pricing service vendors or, when a security cannot be priced through automatic quotations or the price from the automatic quotations is deemed unreliable, based on market quotations from established dealers. Debt obligations that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment's fair value. The fund's currency conversions, if any, are done as of when the London stock exchange closes, which is at 12 noon Eastern time. A security will be fair valued when (a)
automatic quotations or market quotations are not readily available (including when deemed not to be readily available by reason of a significant event, as defined below), (b) a price cannot be obtained from the pricing service vendor or a national securities exchange or when the manager's Valuation Committee has determined that such price is unreliable or (c) a single broker quotation cannot be obtained from a dealer or when the Valuation Committee has determined that such broker quotation is unreliable. A significant event is one where it is believed with a reasonably high degree of certainty to have caused the price of the security to no longer reflect its current value as of the time of the fund's net asset value calculation. In determining the method to be used to establish the fair value of a fund security, the Valuation Committee will take into account relevant factors and surrounding circumstances.

Valuing securities at fair value involves greater reliance on judgment than securities that have readily available market quotations. A fund that uses fair value to price securities may value those securities higher or lower than another fund using market quotations or fair value to price the same securities. There can be no assurance that the fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the fund determines its net asset value.

International markets may be open on days when U.S. markets are closed and the value of foreign securities owned by the fund could change on days when you cannot buy or redeem shares.

In order to buy, redeem or exchange shares at that day's price, you must place your order with your Service Agent or the sub-transfer agent before the NYSE closes. If the NYSE closes early, you must place your order prior to the actual closing time. Otherwise, you will receive the next business day's price.

Service Agents must transmit all properly received orders to buy, exchange or redeem shares to the sub-transfer agent before the sub-transfer agent's close of business.

Smith Barney Core Plus Bond Fund Inc.

30

  Financial highlights

On March 11, 2005, shareholders of the fund approved a change in the fund's investment objective. The financial highlights shown below are for the periods prior to March 18, 2005 when the fund operated under the name "Smith Barney
Managed Governments Fund Inc." and pursued an investment objective of high current income consistent with liquidity and safety of capital by investing primarily in U.S. government securities, including mortgage-backed securities issued or guaranteed by agencies or instrumentalities of the U.S. government.

The financial highlights tables are intended to help you understand the performance of each class for the past 5 years. Certain information reflects financial results for a single share. Total return represents the rate that a shareholder would have earned (or lost) on a fund share assuming reinvestment of all dividends and distributions. The information in the following tables has been audited by independent registered public accounting firm whose report, along with the fund's financial statements, is included in the annual report
(available upon request).

To be supplied by amendment.

  For a Class A share of capital stock outstanding throughout each year ended
  July 31:


                                                      Smith Barney Mutual Funds

                                                                             31

  For a Class B share of capital stock outstanding throughout each year ended
  July 31:


Smith Barney Core Plus Bond Fund Inc.

32

  For a Class C/(1)/ share of capital stock outstanding throughout each year ended July 31:


                                                      Smith Barney Mutual Funds

                                                                             33

  For a Class Y share of capital stock outstanding throughout each year ended
  July 31:


Smith Barney Core Plus Bond Fund Inc.

34

[LOGO] Smith Barney
       Mutual Funds
Your Serious Money. Professionally Managed/r/

Smith Barney
Core Plus Bond
Fund Inc.

Shareholder reports Annual and semi-annual reports to shareholders provide additional information about the fund's investments. These reports discuss the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.

The fund sends only one report to a household if more than one account has the same address. Contact your Service Agent or the transfer agent if you do not want this policy to apply to you.

Statement of additional information The SAI provides more detailed information about the fund and is incorporated by reference into (is legally a part of)
this Prospectus.

You can make inquiries about the fund or obtain shareholder reports or the SAI
(without charge) by contacting your Service Agent, by calling Smith Barney
Mutual Funds Shareholder Services at 1-800-451-2010, or by writing to the fund at Smith Barney Mutual Funds, 125 Broad Street, New York, New York 10004.

Information about the fund (in-cluding the SAI) can be reviewed and copied at the Securities and Exchange Commission's (the "Commission") Public Reference
Room in Washington, D.C. Information on the operation of the Public Reference
Room may be obtained by calling the Commission at 1-202-942-8090. Reports and other information about the fund are available on the EDGAR Database on the
Commission's Internet site at http://www.sec.gov. Copies of this information may be obtained for a duplicating fee by electronic request at the following
E-mail address: publicinfo@sec.gov, or by writing the Commission's Public
Reference Section, Washington, D.C. 20549-0102.

If someone makes a statement about the fund that is not in this Prospectus, you should not rely upon that information. Neither the fund nor the distributor is offering to sell shares of the fund to any person to whom the fund may not lawfully sell its shares.

Your Serious Money. Professionally Managed.(R) is a registered service mark of
Citigroup Global Markets Inc.

(Investment Company Act file no. 811-04551)
FD00212 3/05

                                March   , 2005

                      STATEMENT OF ADDITIONAL INFORMATION

                     SMITH BARNEY CORE PLUS BOND FUND INC.

                               125 Broad Street
                           New York, New York 10004
                                (800) 451-2010

   This Statement of Additional Information ("SAI") is not a prospectus and is meant to be read in conjunction with the prospectus of the Smith Barney Core
Plus Bond Fund Inc. (the "fund") dated March   , 2005, as amended or
supplemented from time to time (the "prospectus"), and is incorporated by reference in its entirety into the prospectus. Additional information about the fund's investments is available in the fund's annual and semi-annual reports to shareholders that are incorporated herein by reference. The prospectus and copies of the reports may be obtained free of charge by contacting a Smith
Barney Financial Consultant, a broker/dealer, financial intermediary, or financial institution (each called a "Service Agent"), or by writing or calling the fund at the address or telephone number above.

FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY BANK, ARE
NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER AGENCY,
AND INVOLVE INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT
INVESTED.

                               TABLE OF CONTENTS


        Appendix B -- Summary of Proxy Voting Policy and Procedure.. B-1

This SAI is NOT a prospectus and is authorized for distribution to prospective investors only if preceded or accompanied by an effective prospectus.

                 INVESTMENT OBJECTIVE AND MANAGEMENT POLICIES

   The prospectus discusses the fund's investment objective and the policies it employs to achieve its objective. This section contains supplemental information concerning the types of securities and other instruments in which the fund may invest, the investment policies and portfolio strategies that the fund may utilize and certain risks attendant to such investments, policies and strategies. Smith Barney Fund Management LLC ("SBFM" or the "manager") serves as investment adviser to the fund.

   The investment objective of the fund may not be changed without the approval of the holders of a majority of the fund's shares. There can be no assurance that the fund will achieve its investment objective.

   The fund's investment objective is to seek maximum total return consisting of capital appreciation and income, consistent with the preservation of capital. The fund invests at least 80% of its net assets in a portfolio of investment grade fixed income securities of U.S. issuers, and invests up to 20%
of its net assets in securities rated below investment grade and in non-U.S.
dollar denominated debt, of which up to 10% of assets may be invested in emerging market debt.

   The fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in investment grade fixed income securities of U.S.
issuers or other investments with similar economic characteristics, including corporate, mortgage-backed and government securities. The fund will maintain an average portfolio duration of three years to six years.

   Investment grade securities are those fixed income securities rated in the top four rating categories by a nationally recognized statistical rating organization (a "NRSRO"), such as the Standard & Poor's Division of The
McGraw-Hill Companies, Inc. ("S&P") or Moody's Investors Service, Inc.
("Moody's"), or, if unrated, determined by the manager to be of comparable quality. Moody's considers securities rated Baa to have some speculative characteristics.

   The fund may invest up to 20% of its net assets in high yield, high risk securities rated below investment grade (commonly known as "junk bonds") or, if unrated, determined by the manager to be of comparable quality, and in fixed income securities denominated in currencies other than the U.S. dollar, of which no more than 10% of the fund's assets may be invested in fixed income securities of emerging market issuers. Securities rated below investment grade are predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. Investment in
non-U.S. dollar denominated debt will expose the fund to the risks of investment in foreign securities, as discussed in greater detail below.
Investment in emerging market debt securities presents risks of greater volatility of return and higher risk of default.

   The mix of corporate, mortgage-backed and government securities in the fund's portfolio will be determined by the manager based on market conditions;
there are no limits on the percentage of the fund's assets that may be invested in any one of those asset classes. The fund will be permitted to invest in derivatives, such as options, futures contracts, options on futures contracts, currency transactions and swaps, to increase total return as well as for hedging purposes. The fund will be permitted to hold any type of money market securities or cash for temporary defensive purposes.

   The fund may invest up to 15% of its total assets in securities with contractual or other restrictions on resale and other instruments that are not readily marketable (such as repurchase agreements with maturities in excess of seven days). The fund may invest up to 5% of its net assets in U.S. government securities for which the principal repayment at maturity, while paid in U.S.
dollars, is determined by reference to the exchange rate between the U.S.
dollar and the currency of one or more foreign countries. The interest payable on these securities is denominated in U.S. dollars and is not subject to foreign currency risk. The fund also is authorized to borrow in an amount of up to 10% of its total assets under unusual or emergency circumstances, including when necessary to meet redemptions, and to pledge its assets to the same extent in connection with such borrowings.

   Diversified Classification.  The fund is classified as a diversified fund under the 1940 Act. In order to be classified as a diversified investment company under the 1940 Act, the fund may not, with respect to 75% of its assets, invest more than 5% of its total assets in the securities of any one issuer (except U.S. government securities) or own more than 10% of the outstanding voting securities of any one issuer. For the purposes of diversification under the 1940 Act, the identification of the issuer of securities depends upon the terms and conditions of the security. When the assets and revenues of an agency, authority, instrumentality or other political subdivision are separate from those of the government creating the issuing entity and the security is backed only by the assets and revenues of such entity, such entity is deemed to be the sole issuer. Similarly, in the case of a private activity bond, if that bond is backed only by the assets and revenues of the nongovernmental user, then such nongovernmental user is deemed to be the sole issuer. If, however, the creating government or some other entity guarantees a security, such guarantee would be considered a separate security and is to be treated as an issue of such government or other entity.

   U.S. Government Securities.  U.S. government securities include debt obligations of varying maturities issued or guaranteed by the U.S. government or its agencies or instrumentalities ("U.S. government securities"). U.S.
government securities include not only direct obligations of the United States
Treasury, but also securities issued or guaranteed by the Federal Housing
Administration, Farmers Home Administration, Export-Import Bank of the United
States, Small Business Administration, Government National Mortgage Association
("GNMA"), General Services Administration, Central Bank for Cooperatives,
Federal Intermediate Credit Banks, Federal Land Banks, Federal National
Mortgage Association ("FNMA"), Maritime Administration, Tennessee Valley
Authority, District of Columbia Armory Board, Student Loan Marketing
Association, International Bank for Reconstruction and Development and
Resolution Trust Corporation. Certain U.S. government securities, such as those issued or guaranteed by GNMA, FNMA and Federal Home Loan Mortgage Corporation
("FHLMC"), are mortgage-related securities. Because the United States government is not obligated by law to provide support to an instrumentality that it sponsors, the fund will invest in obligations issued by such an instrumentality only if the manager determines that the credit risk with respect to the instrumentality does not make its securities unsuitable for investment by the fund.

   Bank Obligations.  Domestic commercial banks organized under federal law are supervised and examined by the Comptroller of the Currency and are required to be members of the Federal Reserve System and to be insured by the Federal
Deposit Insurance Corporation (the "FDIC"). Domestic banks organized under state law are supervised and examined by state banking authorities, but are members of the Federal Reserve System only if they elect to join. Most state banks are insured by the FDIC (although such insurance may not be of material benefit to the fund, depending upon the principal amount of CDs of each held by the fund) and are subject to federal examination and to a substantial body of
Federal law and regulation. As a result of federal and state laws and regulations, domestic branches of domestic banks are, among other things, generally required to maintain specified levels of reserves, and are subject to other supervision and regulation designed to promote financial soundness.
Obligations of foreign branches of U.S. banks, such as certificates of deposit
("CDs") and time deposits ("TDs"), may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and governmental regulation. Obligations of foreign branches of U.S. banks and foreign banks are subject to different risks than are those of U.S. banks or U.S. branches of foreign banks. These risks include foreign economic and political developments, foreign governmental restrictions that may adversely affect payment of principal and interest on the obligations, foreign exchange controls and foreign withholding and other taxes on interest income. Foreign branches of U.S. banks are not necessarily subject to the same or similar regulatory requirements that apply to U.S. banks, such as mandatory reserve requirements, loan limitations and accounting, auditing and financial recordkeeping requirements. In addition, less information may be publicly available about a foreign branch of a U.S. bank than about a U.S. bank. CDs issued by wholly owned Canadian subsidiaries of U.S. banks are guaranteed as to repayment of principal and interest, but not as to sovereign risk, by the U.S.
parent bank. Obligations of U.S. branches of foreign banks may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and by federal and state regulation as well as governmental action in the country in which the foreign bank has its head office. A U.S. branch of a foreign bank with assets in excess of $1

billion may or may not be subject to reserve requirements imposed by the
Federal Reserve System or by the state in which the branch is located if the branch is licensed in that state. In addition, branches licensed by the
Comptroller of the Currency and branches licensed by certain states ("State
Branches") may or may not be required to: (a) pledge to the regulator by depositing assets with a designated bank within the state, an amount of its assets equal to 5% of its total liabilities; and (b) maintain assets within the state in an amount equal to a specified percentage of the aggregate amount of liabilities of the foreign bank payable at or through all of its agencies or branches within the state. The deposits of State Branches may not necessarily be insured by the FDIC. In addition, there may be less publicly available information about a U.S. branch of a foreign bank than about a U.S. bank. In view of the foregoing factors associated with the purchase of CDs and TDs issued by foreign banks and foreign branches of U.S. banks, SBFM or the sub-investment adviser will carefully evaluate such investments on a case-by-case basis.

   Corporate Debt.  Corporate debt securities include corporate bonds, debentures, notes and other similar debt securities issued by companies.

   Ratings as Investment Criteria.  In general, the ratings of NRSROs represent the opinions of these agencies as to the quality of securities that they rate.
Such ratings, however, are relative and subjective, are not absolute standards of quality and do not evaluate the market value risk of the securities. These ratings will be used by the fund as initial criteria for the selection of portfolio securities, but the fund also will rely upon the independent advice of the manager to evaluate potential investments. Among the factors that will be considered are the long-term ability of the issuer to pay principal and interest and general economic trends. Appendix A to this SAI contains further information concerning the rating categories of NRSROs and their significance.
Subsequent to its purchase by the fund, an issue of securities may cease to be rated or its rating may be reduced below the minimum required for purchase by the fund. In addition, it is possible that a NRSRO might not change its rating of a particular issue to reflect subsequent events. None of these events will require sale of such securities by the fund, but the manager will consider such events in its determination of whether the fund should continue to hold the securities. In addition, to the extent that the ratings change as a result of changes in such organizations or their rating systems, or due to a corporate reorganization, the fund will attempt to use comparable ratings as standards for its investments in accordance with its investment objective and policies.

   Illiquid Securities.  Illiquid securities cannot be resold at their approximate carrying value within seven days. Repurchase agreements maturing in more than seven days will be included for purposes of the foregoing limit.
Securities subject to restrictions on resale under the Securities Act of 1933, as amended, (the "1933 Act"), are considered illiquid unless they are eligible for resale pursuant to Rule 144A or another exemption from the registration requirements of the 1933 Act and are determined to be liquid by the manager.
The manager determines the liquidity of Rule 144A and other restricted securities according to procedures adopted by the board of directors. The board of directors monitors the manager's application of these guidelines and procedures. The inability of the fund to dispose of illiquid investments readily or at reasonable prices could impair the fund's ability to raise cash for redemptions or other purposes.

   Exchange Rate-Related U.S. Government Securities.  The fund may invest up to
5% of its assets in U.S. government securities for which the principal repayment at maturity, while paid in U.S. dollars, is determined by reference to the exchange rate between the U.S. dollar and the currency of one or more foreign countries ("Exchange Rate-Related Securities"). The interest payable on these securities is denominated in U.S. dollars, is not subject to foreign currency risk and, in most cases, is paid at rates higher than most other U.S.
government securities in recognition of the foreign currency risk component of
Exchange Rate-Related Securities. Exchange Rate-Related Securities are issued in a variety of forms, depending on the structure of the principal repayment formula. The principal repayment formula may be structured so that the security holder will benefit if a particular foreign currency to which the security is linked is stable or appreciates against the U.S. dollar. In the alternative, the principal repayment formula may be structured so that the securityholder benefits if the U.S. dollar is stable or appreciates against the linked foreign currency. Finally, the principal repayment formula can be a function of more than one currency and, therefore, be designed as a combination of those forms.

   Investments in Exchange Rate-Related Securities entail special risks. There is the possibility of significant changes in rates of exchange between the U.S.
dollar and any foreign currency to which an Exchange Rate-Related Security is linked. If currency exchange rates do not move in the direction or to the extent anticipated by the Manager at the time of purchase of the security, the amount of principal repaid at maturity might be significantly below the par value of the security, which might not be offset by the interest earned by the fund over the term of the security. The rate of exchange between the U.S.
dollar and other currencies is determined by the forces of supply and demand in the foreign exchange markets. These forces are affected by the international balance of payments and other economic and financial conditions, government intervention, speculation and other factors. The imposition or modification of foreign exchange controls by the U.S. or foreign governments or intervention by central banks could also affect exchange rates. Finally, there is no assurance that sufficient trading interest to create a liquid secondary market will exist for a particular Exchange Rate-Related Security because of conditions in the debt and foreign currency markets. Illiquidity in the forward foreign exchange market and the high volatility of the foreign exchange market may from time to time combine to make it difficult to sell an Exchange Rate-Related Security prior to maturity without incurring a significant price loss.

   When-Issued Securities and Delayed-Delivery Transactions.  In order to secure yields or prices deemed advantageous at the time, the fund may purchase or sell securities on a when-issued or delayed-delivery basis. The fund will enter into a when-issued transaction for the purpose of acquiring portfolio securities and not for the purpose of leverage. In such transactions delivery of the securities occurs beyond the normal settlement periods, but no payment or delivery is made by the fund prior to the actual delivery or payment by the other party to the transaction. Due to fluctuations in the value of securities purchased or sold on a when-issued or delayed-delivery basis, the yields obtained on those securities may be higher or lower than the yields available in the market on the dates when the investments are actually delivered to the buyers. The fund will establish a segregated account consisting of cash and liquid securities having a value equal to or greater than the fund's purchase commitments, provided such securities have been determined by the manager to be liquid and unencumbered and are marked to market daily pursuant to guidelines established by the directors. Placing securities rather than cash in the segregated account may have a leveraging effect on the fund's total assets.

   Fixed income securities are normally subject to changes in value based upon changes, real or anticipated, in the level of interest rates and, although to a lesser extent in the case of U.S. government securities, the public's perception of the creditworthiness of the issuers. In general, fixed income securities tend to appreciate when interest rates decline and depreciate when interest rates rise. Purchasing these securities on a when-issued or delayed-delivery basis, therefore, can involve the risk that the yields available in the market when the delivery takes place may actually be higher than those obtained in the transaction itself. Similarly, the sale of fixed income securities for delayed delivery can involve the risk that the prices available in the market when the delivery is made may actually be higher than those obtained in the transaction itself. In the case of the purchase of securities on a when-issued or delayed-delivery basis by the fund, the fund will meet its obligations on the settlement date from then-available cash flow, the sale of securities held in the segregated account, the sale of other securities or, although it would not normally expect to do so, from the sale of the securities purchased on a when-issued or delayed-delivery basis (which may have a value greater or less than the fund's payment obligations).

   Zero Coupon Bonds.  A zero coupon bond pays no interest in cash to its holder during its life, although interest is accrued during that period. Its value to an investor consists of the difference between its face value at the time of maturity and the price for which it was acquired, which is generally an amount significantly less than its face value (sometimes referred to as a "deep discount" price). Because such securities usually trade at a deep discount, they will be subject to greater fluctuations of market value in response to changing interest rates than debt obligations of comparable maturities, which make periodic distributions of interest. On the other hand, because there are no periodic interest payments to be reinvested prior to maturity, zero coupon securities eliminate reinvestment risk and lock in a rate of return to maturity.

   Mortgage-Related Securities.  Mortgage-related securities provide a monthly payment consisting of interest and principal payments. Additional payments may be made out of unscheduled repayments of principal

resulting from the sale of the underlying residential property, refinancing or foreclosure, net of fees or costs that may be incurred. Prepayments of principal on mortgage-related securities may tend to increase due to refinancing of mortgages as interest rates decline. Mortgage pools created by private organizations generally offer a higher rate of interest than government and government-related pools because no direct or indirect guarantees of payments are applicable with respect to the former pools. Timely payment of interest and principal in these pools, however, may be supported by various forms of private insurance or guarantees, including individual loan, title, pool and hazard insurance. There can be no assurance that the private insurers can meet their obligations under the policies. Prompt payment of principal and interest on GNMA mortgage pass-through certificates is backed by the full faith and credit of the United States. FNMA guaranteed mortgage pass-through certificates and FHLMC participation certificates are solely the obligations of those entities but FNMA obligations are supported by the discretionary authority of the United States government to purchase its obligations.
Collateralized mortgage obligations are a type of bond secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. To the extent that the fund purchases mortgage-related securities at a premium, mortgage foreclosures and prepayments of principal by mortgagors
(which may be made at any time without penalty) may result in some loss of the fund's principal investment to the extent of the premium paid. The fund's yield may be affected by reinvestment of prepayments at higher or lower rates than the original investment. In addition, like other debt securities, the values of mortgage-related securities, including government and government-related mortgage pools, generally will fluctuate in response to market interest rates.
The average maturity of pass-through pools of mortgage-related securities varies with the maturities of the underlying mortgage instruments. In addition, a pool's stated maturity may be shortened by unscheduled payments on the underlying mortgages. Factors affecting mortgage prepayments include the level of interest rates, general economic and social conditions, the location of the mortgaged property and age of the mortgage. Because prepayment rates of individual pools vary widely, it is not possible to accurately predict the average life of a particular pool. Common practice is to assume that prepayments will result in an average life ranging from two to ten years for pools of fixed-rate 30-year mortgages. Pools of mortgages with other maturities or different characteristics will have varying average life assumptions.

   Mortgage-related securities may be classified as private, governmental or government-related, depending on the issuer or guarantor. Private mortgage-related securities represent pass-through pools consisting principally of conventional residential mortgage loans created by non-governmental issuers, such as commercial banks, savings and loan associations and private mortgage insurance companies. Governmental mortgage-related securities are backed by the full faith and credit of the United States. GNMA, the principal guarantor of such securities, is a wholly owned United States government corporation within the Department of Housing and Urban Development. Government-related mortgage-related securities are not backed by the full faith and credit of the
United States government. Issuers of such securities include FNMA and FHLMC.
FNMA is a government-sponsored corporation owned entirely by private stockholders, which is subject to general regulation by the Secretary of
Housing and Urban Development. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA. FHLMC is a stockholder-owned corporation chartered by Congress and subject to general regulation by the Department of Housing and Urban Development. Participation
certificates representing interests in mortgages from FHLMC's national portfolio are guaranteed as to the timely payment of interest and ultimate collection of principal by FHLMC. Private, U.S. governmental or government-related entities create mortgage loan pools offering pass-through investments in addition to those described above. The mortgages underlying these securities may be alternative mortgage instruments, that is, mortgage instruments whose principal or interest payments may vary or whose terms to maturity may be shorter than previously customary. As new types of mortgage-related securities are developed and offered to investors, the fund, consistent with its investment objective and policies, will consider making investments in such new types of securities.

   Structured Mortgage-Backed Securities.  The fund may invest in structured mortgage-backed securities. The interest rate or, in some cases, the principal payable at the maturity of a structured security may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators

("reference prices"). A structured security may be leveraged to the extent that the magnitude of any change in the interest rate or principal payable on a structured security is a multiple of the change in the reference price. Thus, structured securities may decline in value due to adverse market changes in reference prices.

   The structured securities purchased by the fund may include interest only
(IO) and principal only (PO) securities, floating rate securities linked to the
Cost of Funds Index (COFI floaters), other "lagging rate" floating rate securities, floating rate securities that are subject to a maximum interest rate ("capped floaters"), leveraged floating rate securities ("super floaters"), leveraged inverse floating rate securities ("inverse floaters"), leveraged or super IOs and POs, inverse IOs, dual index floaters and range floaters.

   Forward Roll Transactions.  In order to enhance current income, the fund may enter into forward roll transactions with respect to mortgage-related securities issued by GNMA, FNMA and FHLMC. In a forward roll transaction, the fund sells a mortgage security to a financial institution, such as a bank or broker-dealer, and simultaneously agrees to repurchase a similar security from the institution at a later date at an agreed-upon price. The mortgage securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories than those sold. During the period between the sale and repurchase, the fund will not be entitled to receive interest and principal payments on the securities sold. Proceeds of the sale will be invested in short-term instruments, particularly repurchase agreements, and the income from these investments, together with any additional fee income received on the sale, will generate income for the fund exceeding the yield on the securities sold. Forward roll transactions involve the risk that the market value of the securities the fund is obligated to repurchase may decline below the repurchase price of those securities. At the time the fund enters into forward roll transactions, it will place in a segregated account with the fund's custodian cash, U.S. government securities, equity securities or debt securities of any grade having a value equal to or greater than the fund's purchase commitments, provided such securities have been determined by the manager to be liquid and unencumbered and are marked to market daily pursuant to guidelines established by the board of directors. The fund will subsequently monitor the account to insure that such equivalent value is maintained.

   Risks of Mortgage-Backed Securities.  Many mortgage-backed and structured securities are considered to be derivative instruments. Different types of derivative securities are subject to different combinations of prepayment, extension, interest rate and/or other market risks. Conventional mortgage pass-through securities and sequential pay collateralized mortgage obligations
("CMOs") are subject to all of these risks, but are typically not leveraged.
PACs, TACs and other senior classes of sequential and parallel pay CMOs involve less exposure to prepayment, extension and interest rate risk than other mortgage-backed securities, provided that prepayment rates remain within expected prepayment ranges or "collars."

   The risk of early prepayments is the primary risk associated with mortgage
IOs, super floaters and other leveraged floating rate mortgage-backed securities. The primary risks associated with COFI floaters, other "lagging rate" floaters, capped floaters, inverse floaters, POs and leveraged inverse
IOs are the potential extension of average life and/or depreciation due to rising interest rates. The residual classes of CMOs are subject to both prepayment and extension risk.

   Other types of floating rate derivative debt securities present more complex types of interest rate risks. For example, range floaters are subject to the risk that the coupon will be reduced to below market rates if a designated interest rate floats outside of a specified interest rate band or collar. Dual index or yield curve floaters are subject to depreciation in the event of an unfavorable change in the spread between two designated interest rates.

   In addition to the interest rate, prepayment and extension risks described above, the risks associated with transactions in these securities may include:
(1) leverage and volatility risk and (2) liquidity and valuation risk.

   Derivative securities may sometimes increase or leverage the fund's exposure to a particular market risk. Leverage enhances the price volatility of derivative securities held by the fund. Some derivative securities are not

readily marketable or may become illiquid under adverse market conditions. For thinly traded derivative securities, the only source of price quotations may be the selling dealer.

Options

   A "call option" gives a holder the right to purchase a specific stock at a specified price referred to as the "exercise price," within a specific period of time (usually 3, 6, or 9 months). A "put option" gives a holder the right to sell a specific stock at a specified price within a specified time period. The initial purchaser of a call option pays the "writer" a premium, which is paid at the time of purchase and is retained by the writer whether or not such option is exercised. Put and call options are currently traded on The Chicago
Board Options Exchange and several other national exchanges. Institutions such as the fund that sell (or "write") call options against securities held in their investment portfolios retain the premium. If the writer determines not to deliver the stock prior to the option's being exercised, the writer may purchase in the secondary market an identical option for the same stock with the same price and expiration date in fulfillment of the obligation. In the event the option is exercised the writer must deliver the underlying stock to fulfill the option obligation. The brokerage commissions associated with the buying and selling of call options are normally proportionately higher than those associated with general securities transactions.

Futures Contracts

   The fund may enter into interest rate or currency futures contracts as a hedge against changes in prevailing levels of interest rates or currency exchange rates in order to establish more definitely the effective return on securities or currencies held or committed to be acquired by the fund or to enhance the fund's return. The fund's hedging may include holding futures as an offset against anticipated changes in interest or currency exchange rates. The fund may also enter into futures contracts based on financial indices including any index of U.S. Government securities, foreign government securities or corporate debt securities.

   A futures contract provides for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument or currency for a specified price at a designated date, time and place. The purchaser of a futures contract on an index agrees to take or make delivery of an amount of cash equal to the difference between a specified dollar multiple of the value of the index on the expiration date of the contract ("current contract value") and the price at which the contract was originally struck. No physical delivery of the debt securities underlying the index is made.
Brokerage fees are incurred when a futures contract is bought or sold, and margin deposits must be maintained at all times that the futures contract is outstanding.

   Although techniques other than sales and purchases of futures contracts could be used to reduce the fund's exposure to interest rate and currency exchange rate fluctuations, the fund may be able to hedge its exposure more effectively and at a lower cost through using futures contracts. Although futures contracts typically require future delivery of and payment for financial instruments or currencies, futures contracts are usually closed out before the delivery date. Closing out an open futures contract sale or purchase is effected by entering into an offsetting futures contract purchase or sale, respectively, for the same aggregate amount of the identical financial instrument or currency and the same delivery date. If the offsetting purchase price is less than the original sale price, the fund realizes a gain; if it is more, the fund realizes a loss. Conversely, if the offsetting sale price is more than the original purchase price, the fund realizes a gain; if it is less, the fund realizes a loss. The transaction costs must also be included in these calculations. There can be no assurance, however, that the fund will be able to enter into an offsetting transaction with respect to a particular futures contract at a particular time. If the fund is not able to enter into an offsetting transaction, the fund will continue to be required to maintain the margin deposits of the underlying financial instrument or currency on the relevant delivery date. The fund intends to enter into futures transactions only on exchanges or boards of trade where there appears to be a liquid secondary market. However, there can be no assurance that such a market will exist for a particular contract at a particular time.

   Persons who trade in futures contracts may be broadly classified as
"hedgers" and "speculators." Hedgers, whose business activity involves investment or other commitment in securities or other obligations, use the futures markets to offset unfavorable changes in value that may occur because of fluctuations in the value of the securities and obligations held or committed to be acquired by them or fluctuations in the value of the currency in which the securities or obligations are denominated. Debtors and other obligors may also hedge the interest cost of their obligations. The speculator, like the hedger, generally expects neither to deliver nor to receive the financial instrument underlying the futures contract, but, unlike the hedger, hopes to profit from fluctuations in prevailing interest rates or currency exchange rates.

   The fund's futures transactions normally will be entered into for traditional hedging purposes; that is, futures contracts will be sold to protect against a decline in the price of securities or currencies the fund owns, or futures contracts will be purchased to protect the fund against an increase in the price of securities or currencies it has committed to purchase or expects to purchase. The funds may, however, enter into futures transactions for non-hedging purposes, subject to applicable law.

   "Margin" with respect to futures contracts is the amount of funds that must be deposited by the fund with a broker in order to initiate futures trading and to maintain the fund's open positions in futures contracts. A margin deposit made when the futures contract is entered into ("initial margin") is intended to assure the fund's performance of the futures contract. The margin required for a particular futures contract is set by the exchange on which the futures contract is traded, and may be significantly modified from time to time by the exchange during the term of the futures contract. futures contracts are customarily purchased and sold on margin, which may be 5% or less of the value of the futures contract being traded.

   If the price of an open futures contract changes (by increase in the case of a sale or by decrease in the case of a purchase) so that the loss on the futures contract reaches a point at which the margin on deposit does not satisfy margin requirements, the broker will require an increase in the margin deposit ("variation margin"). If, however, the value of a position increases because of favorable price changes in the futures contract so that the margin deposit exceeds the required margin, it is anticipated that the broker will pay the excess to the fund. In computing daily net asset values, the fund will mark to market the current value of its open futures contracts. The fund expects to earn interest income on its margin deposits.

Options on Futures Contracts

   Options on futures contracts are similar to options on securities or currencies except that options on futures contracts give the purchaser the right, in return for the premium paid, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put), rather than to purchase or sell the futures contract, at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account, which represents the amount by which the market price of the futures contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the futures contract. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing level of the securities or currencies upon which the futures contracts are based on the expiration date.
Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

   To reduce or eliminate the leverage then employed by the fund or to reduce or eliminate the hedge position then held by the fund, the fund may seek to close out an option position by selling an option covering the same securities or currency and having the same exercise price and expiration date. The ability to establish and close out positions on options on futures contracts is subject to the existence of a liquid market. It is not certain that this market will exist at any specific time.

Risks of Futures Contracts

   There are several risks in connection with the use of futures contracts as a hedging device. Successful use of futures contracts by the fund is subject to the manager's ability to predict correctly movements in the direction of interest rates. Such predictions involve skills and techniques that may be different from those involved in the management of a bond fund. In addition, there can be no assurance that there will be a correlation between movements in the price of the futures contract and movements in the price of the securities that are the subject of the hedge. The degree of imperfection of correlation depends upon various circumstances, such as variations in speculative market demand for futures contracts and securities, technical influences on futures trading, and differences between the securities being hedged and the securities underlying the futures contracts, in such respects as interest rate levels, maturities and creditworthiness of issuers. A decision of whether, when and how to hedge involves the exercise of skill and judgment and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected trends in interest rates.

   Although the fund intends to purchase or sell futures contracts only if there is an active market for such contracts, there is no assurance that a liquid market will exist for the contracts at any particular time. Most domestic futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and, therefore, does not limit potential losses because the limit may prevent the liquidation of unfavorable positions. It is possible that futures contract prices could move to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses. In such event, it will not be possible to close a futures position and, in the event of adverse price movements, the fund would be required to make daily cash payments of variation margin. In such circumstances, an increase in the value of the portion of the fund being hedged, if any, may partially or completely offset losses on the futures contract. As described above, however, there is no guarantee that the price of securities will, in fact, correlate with the price movements in the futures contract and thus provide an offset to losses on a futures contract.

   If the fund has hedged against the possibility of an increase in interest rates adversely affecting the value of the bonds held by the fund and rates decrease instead, the fund will lose part or all of the benefit of the increased value of the bonds it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements. Such sales of securities may, but will not necessarily, be at increased prices, which reflect the decline in interest rates. The fund may have to sell securities at a time when it may be disadvantageous to do so.

   When the fund purchases futures contracts, an amount of cash and U.S.
government securities or other high grade debt securities equal to the market value of the futures contracts will be deposited in a segregated account with the fund's custodian or in the fund's records to collateralize the positions and thereby insure that the use of such futures contracts is not leveraged. In addition, the ability of the fund to trade in futures contracts and options on futures contracts may be materially limited by the requirements of the Code applicable to a regulated investment company. See "Taxes."

   The Commodity Futures Trading Commission ("CFTC") recently eliminated limitations on futures transactions and options thereon by registered investment companies, provided that the investment manager to the registered investment company claims an exclusion from regulation as a commodity pool operator. The fund is operated by a person who has claimed an exclusion from the definition of the term "commodity pool operator" under the Commodity
Exchange Act and, therefore, who is not subject to registration or regulation as a pool operator under the Commodity Exchange Act. As a result of these CFTC rule changes, the fund is not restricted in its ability to enter into futures transactions and options thereon under CFTC regulations. The current view of the staff of the SEC is that a fund's long and short positions in futures contracts as well as put and call options on

futures written by it must be collateralized with cash or other liquid securities and segregated with the fund's custodian or a designated sub-custodian or "covered" in a manner similar to that for covered options on securities and designed to eliminate any potential leveraging.

Swaps, Caps, Floors and Collars

   As one way of managing its exposure to different types of investments, the fund may enter into interest rate swaps, currency swaps, and other types of swap agreements such as caps, collars and floors. In a typical interest rate swap, one party agrees to make regular payments equal to a floating interest rate times a "notional principal amount," in return for payments equal to a fixed rate times the same notional amount, for a specified period of time. If a swap agreement provides for payment in different currencies, the parties might agree to exchange the notional principal amount as well. Swaps may also depend on other prices or rates, such as the value of an index or mortgage prepayment rates. In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the other party. For example, the buyer of an interest rate cap obtains the right to receive payments to the extent that a specified interest rate exceeds an agreed-upon level, while the seller of an interest rate floor is obligated to make payments to the extent that a specified interest rate falls below an agreed-upon level. An interest rate collar combines elements of buying a cap and selling a floor.

   Swap agreements will tend to shift the fund's investment exposure from one type of investment to another. For example, if the fund agreed to exchange payments in dollars for payments in a foreign currency, the swap agreement would tend to decrease the fund's exposure to U.S. interest rates and increase its exposure to foreign currency and interest rates. Caps and floors have an effect similar to buying or writing options. Depending on how they are used, swap agreements may increase or decrease the overall volatility of the fund's investments and its share price and yield.

   Swap agreements are sophisticated risk management instruments that typically require a small cash investment relative to the magnitude of risks assumed. As a result, swaps can be highly volatile and may have a considerable impact on the fund's performance. Swap agreements are subject to credit risks related to the counterparty's ability to perform, and may decline in value if the counterparty's creditworthiness deteriorates.

   The fund may also suffer losses if it is unable to terminate outstanding swap agreements or reduce its exposure through offsetting transactions. The fund will maintain in a segregated account cash or liquid securities equal to the net amount, if any, of the excess of the fund's obligations over its entitlements with respect to swap, cap, collar, floor or swaption transactions.

Securities of Other Investment Companies

   The fund may invest in securities of other investment companies to the extent permitted under the Investment Company Act of 1940, as amended (the
"1940 Act"). Presently, under the 1940 Act, the fund may hold securities of another investment company in amounts which (i) do not exceed 3% of the total outstanding voting stock of such company, (ii) do not exceed 5% of the value of the fund's total assets and (iii) when added to all other investment company securities held by the fund, do not exceed 10% of the value of the fund's total assets.

   To the extent the fund invests in securities of other investment companies, fund shareholders would indirectly pay a portion of the operating costs of such companies in addition to the expenses of its own operation. These costs include management, brokerage, shareholder servicing and other operational expenses.
Additionally, the fund's investments in such investment companies are subject to limitations under the 1940 Act and market availability.

   Asset-Backed Securities.  An asset-backed security represents an interest in a pool of assets such as receivables from credit card loans, automobile loans and other trade receivables. Changes in the market's

perception of the asset backing the security, the creditworthiness of the servicing agent for the loan pool, the originator of the loans, or the financial institution providing any credit enhancement, will all affect the value of an asset-backed security, as will the exhaustion of any credit enhancement. The risks of investing in asset-backed securities ultimately depend upon the payment of the consumer loans by the individual borrowers. In its capacity as purchaser of an asset-backed security, the fund would generally have no recourse to the entity that originated the loans in the event of default by the borrower. Additionally, in the same manner as described above under "Mortgage-Related Securities" with respect to prepayment of a pool of mortgage loans underlying mortgage related securities, the loans underlying asset-backed securities are subject to prepayments, which may shorten the weighted average life of such securities and may lower their return.

   Medium-, Low- and Unrated Securities.  The fund may invest in medium- or low-rated securities and unrated securities of comparable quality. Generally, these securities offer a higher current yield than the yield offered by higher-rated securities, but involve greater volatility of price and risk of loss of income and principal, including the probability of default by or bankruptcy of the issuers of such securities. Medium- and low-rated and comparable unrated securities: (a) will likely have some quality and protective characteristics that, in the judgment of the rating organization, are outweighed by large uncertainties or major risk exposures to adverse conditions and (b) are predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. Thus, it is possible that these types of factors could, in certain instances, reduce the value of securities held by the fund with a commensurate effect on the value of the fund's shares. While the market values of medium-
and low-rated and comparable unrated securities tend to react less to fluctuations in interest rate levels than do those of higher-rated securities, the market values of certain of these securities also tend to be more sensitive to individual corporate developments and changes in economic conditions than higher-rated securities. In addition, medium- and low-rated and comparable unrated securities generally present a higher degree of credit risk. Issuers of medium- and low-rated and comparable unrated securities are often highly leveraged and may not have more traditional methods of financing available to them so that their ability to service their debt obligations during an economic downturn or during sustained periods of rising interest rates may be impaired.
The risk of loss due to default by such issuers is significantly greater because medium- and low-rated and comparable unrated securities generally are unsecured and frequently are subordinated to the prior payment of senior indebtedness. The fund may incur additional expenses to the extent that it is required to seek recovery upon a default in the payment of principal or interest on its portfolio holdings. In addition, the markets in which medium-
and low-rated or comparable unrated securities are traded generally are more limited than those in which higher-rated securities are traded. The existence of limited markets for these securities may restrict the availability of securities for the fund to purchase and also may have the effect of limiting the ability of the fund to: (a) obtain accurate market quotations for purposes of valuing securities and calculating net asset value and (b) sell securities at their fair value either to meet redemption requests or to respond to changes in the economy or the financial markets. A major economic recession could likely disrupt severely the market for medium- and low-securities and adversely affect the value of such securities. Any such economic downturn also could adversely affect the ability of the issuers of such securities to repay principal and pay interest thereon.

   Fixed-income securities, including medium- and low-rated and comparable unrated securities, frequently have call or buy-back features that permit their issuers to call or repurchase the securities from their holders, such as the fund. If an issuer exercises these rights during periods of declining interest rates, the fund may have to replace the security with a lower yielding security, resulting in a decreased return to the fund. Securities that are rated Ba by Moody's or BB by S&P have speculative characteristics with respect to capacity to pay interest and repay principal. Securities that are rated B generally lack characteristics of a desirable investment and assurance of interest and principal payments over any long period of time may be small.
Securities that are rated Caa or CCC are of poor standing. These issues may be in default or present elements of danger may exist with respect to principal or interest. In light of the risks described above, the manager in evaluating the creditworthiness of an issue, whether rated or unrated, will take various factors into consideration, which may include, as applicable, the issuer's financial resources, its sensitivity to economic conditions and trends, the ability of the issuer's management and regulatory matters.

   Foreign Investments.  Investors should recognize that investing in foreign companies involves certain considerations which are not typically associated with investing in U.S. issuers. Since the fund may invest in securities denominated in currencies other than the U.S. dollar, and may hold funds in bank deposits or other money-market investments denominated in foreign currencies, the fund may be affected favorably or unfavorably by exchange control regulations or changes in the exchange rate between such currencies and the dollar. A change in the value of a foreign currency relative to the U.S.
dollar will result in a corresponding change in the dollar value of the fund's total assets denominated in that foreign currency. Changes in foreign currency exchange rates may also affect the value of dividends and interest earned, gains and losses realized on the sale of securities and net investment income and gain, if any, to be distributed to shareholders by the fund. The rate of exchange between the U.S. dollar and other currencies is determined by the forces of supply and demand in the foreign exchange markets. Changes in the exchange rate may result over time from the interaction of many factors directly or indirectly affecting economic conditions and political developments in other countries. Of particular importance are rates of inflation, interest rate levels, the balance of payments and the extent of government surpluses or deficits in the Unites States and the particular foreign country. All these factors are in turn sensitive to the monetary, fiscal and trade policies pursued by the governments of the United States and other foreign countries important to international trade and finance. Government intervention may also play a significant role. National governments rarely voluntarily allow their currencies to float freely in response to economic forces. Sovereign governments use a variety of techniques, such as intervention by a country's central bank or imposition of regulatory controls or taxes, to affect the exchange rates of their currencies.

   Certain securities held by the fund will not be registered with, nor the issuers thereof be subject to reporting requirements of, the Securities and
Exchange Commission ("SEC"). Accordingly, there may be less publicly available information about the securities and about the foreign company or government issuing them than is available about a domestic company or government entity.
Foreign issuers are generally not subject to uniform financial reporting standards, practices and requirements comparable to those applicable to U.S.
issuers. In addition, with respect to some foreign countries, there is the possibility of expropriation or confiscatory taxation, limitations on the removal of funds or other assets of the fund, political or social instability, or domestic developments, which could affect U.S. investments in those countries. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payment positions. The fund may invest in securities of foreign governments (or agencies or instrumentalities thereof), and many, if not all, of the foregoing considerations apply to such investments as well. Securities of some foreign companies are less liquid, and their prices are more volatile, than securities of comparable domestic companies. Certain foreign countries are known to experience long delays between the trade and settlement dates of securities purchased or sold. Due to the increased exposure of the fund to market and foreign exchange fluctuations brought about by such delays, and to the corresponding negative impact on fund liquidity, the fund will avoid investing in countries which are known to experience settlement delays which may expose the fund to unreasonable risk of loss. The interest payable on the fund's foreign securities may be subject to foreign withholding taxes, which will reduce the fund's return on its investments. Additionally, the operating expenses of the fund can be expected to be higher than those of an investment company investing exclusively in U.S. securities, since the costs of investing in foreign securities, such as custodial costs, valuation costs and communication costs, are higher than the costs of investing exclusively in U.S.
securities.

   Securities of Developing Countries.  The fund may invest in securities of developing (or "emerging market") countries. A developing country generally is considered to be a country that is in the initial stages of its industrialization cycle. Investing in the fixed-income markets of developing countries involves exposure to economic structures that are generally less diverse and mature, and to political systems that can be expected to have less stability, than those of developed countries. Historical experience indicates that the markets of developing countries have been more volatile than the markets of the more mature economies of developed countries, but often have provided higher rates of return to investors.

   Repurchase Agreements.  The fund may enter into repurchase agreements. In a repurchase agreement, the fund buys, and the seller agrees to repurchase, a security at a mutually agreed upon time and price (usually within

seven days). The repurchase agreement thereby determines the yield during the purchaser's holding period, while the seller's obligation to repurchase is secured by the value of the underlying security. The fund's custodian will have custody of, and will hold in a segregated account, securities acquired by the fund under a repurchase agreement. Repurchase agreements are considered by the staff of the SEC to be loans by the fund. Repurchase agreements could involve risks in the event of a default or insolvency of the other party to the agreement, including possible delays or restrictions upon the fund's ability to dispose of the underlying securities. In an attempt to reduce the risk of incurring a loss on a repurchase agreement, the fund will enter into repurchase agreements only with domestic banks with total assets in excess of $1 billion, or primary government securities dealers reporting to the Federal Reserve Bank of New York, with respect to securities of the type in which the fund may invest, and will require that additional securities be deposited with it if the value of the securities purchased should decrease below resale price.

   Pursuant to an exemptive order issued by the SEC, the fund, along with other affiliated entities managed by the manager, may transfer uninvested cash balances into one or more joint repurchase accounts. These balances are invested in one or more repurchase agreements, secured by U.S. government securities. Securities that are collateral for repurchase agreements are financial assets subject to the fund's entitlement orders through its securities account at its custodian bank until the agreements mature. Each joint repurchase arrangement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention or sale of the collateral may be subject to legal proceedings.

   Reverse Repurchase Agreements.  The fund may enter into reverse repurchase agreements with the same parties with whom it may enter into repurchase agreements. Reverse repurchase agreements involve the sale of securities held by the fund pursuant to its agreement to repurchase them at a mutually agreed upon date, price and rate of interest. At the time the fund enters into a reverse repurchase agreement, it will establish and maintain a segregated account with an approved custodian containing cash or liquid securities having a value not less than the repurchase price (including accrued interest). The assets contained in the segregated account will be marked-to-market daily and additional assets will be placed in such account on any day in which the assets fall below the repurchase price (plus accrued interest). The fund's liquidity and ability to manage its assets might be affected when it sets aside cash or portfolio securities to cover such commitments. Reverse repurchase agreements involve the risk that the market value of the securities retained in lieu of sale may decline below the price of the securities the fund has sold but is obligated to repurchase. If the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the fund's obligation to repurchase the securities, and the fund's use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision. The fund currently intends to invest not more than
33 1/3% of its net assets in reverse repurchase agreements.

   Lending of Portfolio Securities.  Consistent with applicable regulatory requirements, the fund may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the board. The fund will not lend portfolio securities to affiliates of the manager unless they have applied for and received specific authority to do so from the SEC. Loans of portfolio securities will be collateralized by cash, letters of credit or U.S. Government securities, which are maintained at all times in an amount equal to at least
102% of the current market value of the loaned securities. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the fund. From time to time, the fund may return a part of the interest earned from the investment of collateral received for securities loaned to the borrower and/or a third party that is unaffiliated with the fund and that is acting as a "finder." By lending its securities, the fund can increase its income by continuing to receive interest and any dividends on the loaned securities as well as by either investing the collateral received for securities loaned in short-term instruments or obtaining yield in the form of interest paid by the borrower when U.S.
government securities are used as collateral. Income received could be used to pay the fund's expenses and would increase an investor's total return. The fund will adhere to the following conditions

whenever its portfolio securities are loaned: (i) the fund must receive at least 102% cash collateral or equivalent securities of the type discussed above from the borrower; (ii) the borrower must increase such collateral whenever the market value of the securities rises above the level of such collateral; (iii)
the fund must be able to terminate the loan at any time; (iv) the fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities and any increase in market value;
(v) the fund may pay only reasonable custodian fees in connection with the loan; and (vi) voting rights on the loaned securities may pass to the borrower, provided, however, that if a material event adversely affecting the investment occurs, the Board must terminate the loan and regain the right to vote the securities. Loan agreements involve certain risks in the event of default or insolvency of the other party including possible delays or restrictions upon the fund's ability to recover the loaned securities or dispose of the collateral for the loan.

   Temporary Investments.  When the manager believes that market conditions warrant, the fund may adopt a temporary defensive posture and may invest in short-term instruments without limitation. Short-term instruments in which the fund may invest include: U.S. government securities; certain bank obligations
(including CDs, TDs and bankers' acceptances of domestic or foreign banks, domestic savings and loan associations and similar institutions); commercial paper rated no lower than A-2 by S&P or Prime-2 by Moody's or an equivalent rating by any other NRSRO or, if unrated, of an issuer having an outstanding, unsecured debt issue then rated within the three highest rating categories; and
repurchase agreements with respect to securities in which the fund may invest.

Disclosure of Portfolio Holdings

   Set forth below is a list, as of December 1, 2004 of those parties with whom the manager, on behalf of the fund, has authorized ongoing arrangements that include the release of portfolio holdings information, as well as the frequency of the release under such arrangements, and the length of the lag, if any, between the date of the information and the date on which the information is disclosed. The fund's independent registered public accounting firm also has access from time to time to the fund's portfolio holdings in connection with performing the audit and related functions.

Recipient (holdings)                            Frequency              Delay before dissemination
--------------------                            ---------              --------------------------
State Street Bank and Trust Company (Fund  Daily                None
  Custodian and Accounting Agent)
Institutional Shareholders Services (Proxy As necessary         None
  Voting Services)
Bloomberg                                  Quarterly            25 calendar days after quarter end
Lipper                                     Quarterly            25 calendar days after quarter end
S&P                                        Quarterly            25 calendar days after month end
Morningstar                                Quarterly            25 calendar days after month end
Vestek                                     Daily                None
Factset                                    Daily                None
eVestment Alliance                         Quarterly            25 days after quarter end
CheckFree (Mobius)                         Quarterly            25 days after quarter end
BARRA                                      Daily                None
Elkins/McSherry                            Quarterly (calendar) Sent the first business day following the end of a Quarter

   The manager has also authorized ongoing arrangements that include the release of portfolio holdings information for certain funds in the fund complex, which may or may not include the fund, to the following parties:

Recipient (holdings)                     Frequency             Delay before dissemination
--------------------                     ---------             --------------------------
Baseline                            Daily                None
Frank Russell                       Monthly              1 day
Callan                              Quarterly            25 days after quarter end
Mercer                              Quarterly            25 days after quarter end
CRA RogersCasey                     Quarterly            25 days after quarter end
Cambridge Associates                Quarterly            25 days after quarter end
Marco Consulting                    Quarterly            25 days after quarter end
Wilshire                            Quarterly            25 days after quarter end
Informa Investment Services (Efron) Quarterly            25 days after quarter end
Nelsons Information                 Quarterly            25 days after quarter end
Investor Tools                      Daily                None
Advent                              Daily                None
Plexus                              Quarterly (calendar) Sent the 1-3 business day following the end of a quarter
Quantitative Services Group         Daily                None

   With respect to each such arrangement, the fund has a legitimate business purpose for the release of information. The release of the information is subject to trading restrictions and/or confidential treatment to prohibit the entity from sharing with an unauthorized source or trading upon the information provided by the manager on behalf of the fund. Neither the fund, the manager or any other affiliated party receives compensation or any other consideration in connection with such arrangements.

                                 RISK FACTORS

   The following risk factors are intended to supplement the risks described above and in the fund's prospectus.

   General.  Investors should realize that risk of loss is inherent in the ownership of any securities and that the fund's net asset value will fluctuate, reflecting fluctuations in the market value of its portfolio positions.

   Fixed Income Securities.  Investments in fixed income securities may subject the fund to risks, including the following.

   Interest Rate Risk.  When interest rates decline, the market value of fixed income securities tends to increase. Conversely, when interest rates increase, the market value of fixed income securities tends to decline. The volatility of a security's market value will differ depending upon the security's duration, the issuer and the type of instrument.

   Default Risk/Credit Risk.  Investments in fixed income securities are subject to the risk that the issuer of the security could default on its obligations, causing the fund to sustain losses on such investments. A default could impact both interest and principal payments.

   Call Risk and Extension Risk.  Fixed income securities may be subject to both call risk and extension risk. Call risk exists when the issuer may exercise its right to pay principal on an obligation earlier than scheduled, which would cause cash flows to be returned earlier than expected. This typically results when interest rates have declined and the fund will suffer from having to reinvest in lower yielding securities. Extension risk exists when

the issuer may exercise its right to pay principal on an obligation later than scheduled, which would cause cash flows to be returned later than expected.
This typically results when interest rates have increased, and the fund will suffer from the inability to invest in higher yield securities.

   Lower Rated Fixed Income Securities.  Securities which are rated BBB by S&P or Baa by Moody's are generally regarded as having adequate capacity to pay interest and repay principal, but may have some speculative characteristics.
Securities rated below Baa by Moody's or BBB by S&P have predominantly speculative characteristics, including the possibility of default or bankruptcy of the issuers of such securities, market price volatility based upon interest rate sensitivity, questionable creditworthiness and relative liquidity of the secondary trading market. Because high yield bonds ("junk bonds") have been found to be more sensitive to adverse economic changes or individual corporate developments and less sensitive to interest rate changes than higher-rated investments, an economic downturn could disrupt the market for high yield bonds and adversely affect the value of outstanding bonds and the ability of issuers to repay principal and interest. In addition, in a declining interest rate market, issuers of high yield bonds may exercise redemption or call provisions, which may force the fund, to the extent it owns such securities, to replace those securities with lower yielding securities. This could result in a decreased return.

   Repurchase Agreements.  The fund bears a risk of loss in the event that the other party to a repurchase agreement defaults on its obligations and the fund is delayed or prevented from exercising its rights to dispose of the underlying securities, including the risk of a possible decline in the value of the underlying securities during the period in which the fund seeks to assert its rights to them, the risk of incurring expenses associated with asserting those rights and the risk of losing all or a part of the income from the agreement.

   Foreign Securities.  Investments in securities of foreign issuers involve certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include fluctuations in foreign exchange rates, future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws or restrictions. Since the fund may invest in securities denominated or quoted in currencies other than the U.S. dollar, changes in foreign currency exchange rates will, to the extent the fund does not adequately hedge against such fluctuations, affect the value of securities in its portfolio and the unrealized appreciation or depreciation of investments so far as U.S. investors are concerned. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those countries. There may be less publicly available information about a foreign company than about a
U.S. company, and foreign companies may not be subject to accounting, auditing, and financial reporting standards and requirements comparable to or as uniform as those of U.S. companies. Foreign securities markets, while growing in volume, have, for the most part, substantially less volume than U.S. markets, and securities of many foreign companies are less liquid and their price more volatile than securities of comparable U.S. companies. Transaction costs on foreign securities markets are generally higher than in the U.S. There is generally less government supervision and regulation of exchanges, brokers and issuers than there is in the U.S. The fund might have greater difficulty taking appropriate legal action in foreign courts. Dividend and interest income from foreign securities will generally be subject to withholding taxes by the country in which the issuer is located and may not be recoverable by the fund.
Capital gains are also subject to taxation in some foreign countries.

   Currency Risks.  The U.S. dollar value of securities denominated in a foreign currency will vary with changes in currency exchange rates, which can be volatile. Accordingly, changes in the value of the currency in which the fund's investments are denominated relative to the U.S. dollar will affect the fund's net asset value. Exchange rates are generally affected by the forces of supply and demand in the international currency markets, the relative merits of investing in different countries and the intervention or failure to intervene of U.S. or foreign governments and central banks. However, currency exchange rates may fluctuate based on factors intrinsic to a country's economy. Some emerging market countries also may have managed currencies, which are not free floating against the U.S. dollar. In addition, emerging markets are subject to the risk of restrictions upon the free conversion of their currencies into other currencies. Any devaluations relative to the U.S. dollar in the currencies in which the fund's securities are quoted would reduce the fund's net asset value per share.

   Special Risks of Countries in the Asia Pacific Region.  Certain of the risks associated with international investments are heightened for investments in these countries. For example, some of the currencies of these countries have experienced devaluations relative to the U.S. dollar, and adjustments have been made periodically in certain of such currencies. Certain countries, such as
Indonesia, face serious exchange constraints. Jurisdictional disputes also exist, for example, between South Korea and North Korea.

   Securities of Developing/Emerging Markets Countries.  A developing or emerging markets country generally is considered to be a country that is in the initial stages of its industrialization cycle. Investing in the fixed income markets of developing countries involves exposure to economic structures that are generally less diverse and mature, and to political systems that can be expected to have less stability, than those of developed countries. Historical experience indicates that the markets of developing countries have been more volatile than the markets of the more mature economies of developed countries;
however, such markets often have provided higher rates of return to investors.
One or more of the risks discussed above could affect adversely the economy of a developing market or a fund's investments in such a market. There can be no assurance that any investments that the fund might make in such emerging markets would not be expropriated, nationalized or otherwise confiscated at some time in the future. In such an event, the fund could lose its entire investment in the market involved. Moreover, changes in the leadership or policies of such markets could halt the expansion or reverse the liberalization of foreign investment policies now occurring in certain of these markets and adversely affect existing investment opportunities. Many of the fund's investments in the securities of emerging markets may be unrated or rated below investment grade. Securities rated below investment grade (and comparable unrated securities) are the equivalent of high yield, high risk bonds, commonly known as "junk bonds." Such securities are regarded as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations and involve major risk exposure to adverse business, financial, economic, or political conditions.

   Derivative Instruments.  In accordance with its investment policies, the fund may invest in certain derivative instruments, which are securities or contracts that provide for payments based on or "derived" from the performance of an underlying asset, index or other economic benchmark. Essentially, a derivative instrument is a financial arrangement or a contract between two parties (and not a true security like a stock or a bond). Transactions in derivative instruments can be, but are not necessarily, riskier than investments in conventional stocks, bonds and money market instruments. A derivative instrument is more accurately viewed as a way of reallocating risk among different parties or substituting one type of risk for another. Every investment by the fund, including an investment in conventional securities, reflects an implicit prediction about future changes in the value of that investment. Every fund investment also involves a risk that the portfolio managers' expectations will be wrong. Transactions in derivative instruments often enable the fund to take investment positions that more precisely reflect the manager's expectations concerning the future performance of the various investments available to the fund. Derivative instruments can be a legitimate and often cost-effective method of accomplishing the same investment goals as could be achieved through other investment in conventional securities.

   Derivative contracts include options, futures contracts, forward contracts, forward commitment and when issued securities transactions, forward foreign currency exchange contracts and interest rate, mortgage and currency transactions. The following are the principal risks associated with derivative instruments.

   Market risk:  The risk that the instrument will decline in value or that an alternative investment would have appreciated more, but this is no different from the risk of investing in conventional securities.

   Leverage and associated price volatility:  Leverage causes increased volatility in the price and magnifies the impact of adverse market changes, but this risk may be consistent with the investment objective of even a conservative fund in order to achieve an average portfolio volatility that is within the expected range for that type of fund.

   Credit risk:  The risk that the issuer of the instrument may default on its obligation to pay interest and principal.

   Liquidity and valuation risk:  Many derivative instruments are traded in institutional markets rather than on an exchange. Nevertheless, many derivative instruments are actively traded and can be priced with as much accuracy as conventional securities. Derivative instruments that are custom designed to meet the specialized investment needs of a relatively narrow group of institutional investors such as the fund are not readily marketable and are subject to a fund's restrictions on illiquid investments.

   Correlation risk:  There may be imperfect correlation between the price of the derivative and the underlying asset. For example, there may be price disparities between the trading markets for the derivative contract and the underlying asset. Each derivative instrument purchased for the fund's portfolio is reviewed and analyzed by the fund's portfolio managers to assess the risk and reward of each such instrument in relation to the fund's portfolio investment strategy. The decision to invest in derivative instruments or conventional securities is made by measuring the respective instrument's ability to provide value to the fund and its shareholders.

   Special Risks of Using Futures Contracts.  The prices of futures contracts are volatile and are influenced by, among other things, actual and anticipated changes in interest rates, which in turn are affected by fiscal and monetary policies and national and international political and economic events. At best, the correlation between changes in prices of futures contracts and of the securities or currencies being hedged can be only approximate. The degree of imperfection of correlation depends upon circumstances such as: variations in speculative market demand for futures and for debt securities or currencies, including technical influences in futures trading; and differences between the financial instruments being hedged and the instruments underlying the standard futures contracts available for trading, with respect to interest rate levels, maturities, and creditworthiness of issuers. A decision of whether, when, and how to hedge involves skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of unexpected market behavior or interest rate trends. Because of the low margin deposits required, futures trading involves an extremely high degree of leverage. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss, as well as gain, to the investor. For example, if at the time of purchase, 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit, if the futures contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract. A fund, however, would presumably have sustained comparable losses if, instead of the futures contract, it had invested in the underlying financial instrument and sold it after the decline. Where a fund enters into futures transactions for non-hedging purposes, it will be subject to greater risks and could sustain losses which are not offset by gains on other fund assets. Furthermore, in the case of a futures contract purchase, in order to be certain that the fund has sufficient assets to satisfy its obligations under a futures contract, the fund segregates and commits to back the futures contract an amount of cash and liquid securities equal in value to the current value of the underlying instrument less the margin deposit.

   Most U.S. futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of futures contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

                            INVESTMENT RESTRICTIONS

   Restrictions numbered 1 through 7 below have been adopted by the fund as fundamental policies. These restrictions cannot be changed without approval by the holders of a majority of the outstanding shares of the

fund, defined as the lesser of (a) 67% or more of the shares present at a meeting if the holders of more than 50% of the outstanding shares are present in person or by proxy or (b) more than 50% of the fund's outstanding shares.
The remaining restrictions may be changed by a vote of the fund's board of directors at any time.

   The fund will not:

      1. Invest in a manner that would cause it to fail to be a "diversified company" under the 1940 Act and the rules, regulations and orders thereunder.

      2. Issue "senior securities" as defined in the 1940 Act and the rules, regulations and orders thereunder, except as permitted under the 1940 Act and the rules, regulations and orders thereunder.

      3. Invest more than 25% of its total assets in securities, the issuers of which are in the same industry. For purposes of this limitation, U.S.
   government securities (including its agencies and instrumentalities) and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.

      4. Borrow money, except that (a) the fund may borrow from banks for temporary or emergency (not leveraging) purposes, including the meeting of redemption requests which might otherwise require the untimely disposition of securities, and (b) the fund may, to the extent consistent with its investment policies, enter into reverse repurchase agreements, forward roll transactions and similar investment strategies and techniques. To the extent that it engages in transactions described in (a) and (b), the fund will be limited so that no more than 33 1/3% of the value of its total assets
   (including the amount borrowed), valued at the lesser of cost or market, less liabilities (not including the amount borrowed) valued at the time the borrowing is made, is derived from such transactions.

      5. Make loans. This restriction does not apply to: (a) the purchase of debt obligations in which the fund may invest consistent with its investment objectives and policies; (b) repurchase agreements; and (c) loans of its portfolio securities, to the fullest extent permitted under the 1940 Act.

      6. Engage in the business of underwriting securities issued by other persons, except to the extent that the fund may technically be deemed to be an underwriter under the Securities Act of 1933, as amended, in disposing of portfolio securities.

      7. Purchase or sell real estate, real estate mortgages, commodities or commodity contracts, but this restriction shall not prevent the fund from
   (a) investing in securities of issuers engaged in the real estate business or the business of investing in real estate (including interests in limited partnerships owning or otherwise engaging in the real estate business or the business of investing in real estate) and securities which are secured by real estate or interests therein; (b) holding or selling real estate received in connection with securities it holds or held; (c) trading in futures contracts and options on futures contracts (including options on currencies to the extent consistent with the fund's investment objective and policies); or (d) investing in real estate investment trust securities.

      8. Purchase any securities on margin (except for such short-term credits as are necessary for the clearance of purchases and sales of portfolio securities) or sell any securities short (except "against the box"). For purposes of this restriction, the deposit or payment by the fund of underlying securities and other assets in escrow and collateral agreements with respect to initial or maintenance margin in connection with futures contracts and related options and options on securities, indexes or similar items is not considered to be the purchase of a security on margin.

      9. Purchase or sell oil, gas or other mineral exploration or development programs.

      10. Purchase restricted securities, illiquid securities (such as repurchase agreements with maturities in excess of seven days) or other securities which are not readily marketable if more than 15% of the total assets of the fund would be invested in such securities.

      11. Purchase any security if as a result the fund would then have more than 5% of its total assets (taken at current value) invested in securities of companies that have been in continuous operations for fewer than three years, except that this restriction will not apply to U.S. government securities. (For purposes of this restriction, issuers include predecessors, sponsors, controlling persons, general partners and guarantors of underlying assets.)

      12. Make investments for the purpose of exercising control or management.

   Certain restrictions listed above permit the fund without shareholder approval to engage in investment practices that the fund does not currently pursue. The fund has no present intention of altering its current investment practices as otherwise described in the prospectus and this SAI and any future change in those practices would require board approval and appropriate disclosure to investors. If a percentage restriction is complied with at the time of an investment, a later increase or decrease in the percentage of assets resulting from a change in the values of portfolio securities or in the amount of the fund's assets will not constitute a violation of such restriction.

                 DIRECTORS AND EXECUTIVE OFFICERS OF THE FUND

   Overall responsibility for management and supervision of the fund rests with the fund's board of directors. The directors approve all significant agreements between the fund and the companies that furnish services to the fund, including agreements with the fund's distributor, manager, subadviser custodian and transfer agent. The day-to-day operations of the fund are delegated to the manager.

   The directors, including directors who are not "interested persons" of the fund or the manager as defined in the 1940 Act ("independent director") and executive officers of the fund, together with information as to their principal business occupations during the past five years, are shown below.

                                  Term of                            Number of
                                  Office*                           Portfolios
                                    and                               in Fund
                     Position(s) Length of                            Complex
Name, Address, and    Held with    Time    Principal Occupation(s)   Overseen   Other Directorships
Age                     Fund      Served     During Past 5 Years    by Director  Held by Director
------------------   ----------- --------- ------------------------ ----------- -------------------
INDEPENDENT
 DIRECTORS

Dwight B. Crane       Director     1995    Professor, Harvard           49             None
c/o Harvard                                Business School
 Business School
Soldier Field Road
Morgan Hall #375
Boston, MA 02163
D/O/B 01/24/37

Burt N. Dorsett       Director     1984    President of Dorsett         27             None
The Stratford #702                         McCabe Management, Inc.,
5601 Turtle Bay                            an investment counseling
 Drive                                     firm; Chief Investment
Naples, FL 34108                           Officer-Leeb Capital
D/O/B 11/08/30                             Management, Inc 1999-
                                           Present

Elliot S. Jaffe       Director     1985    Chairman of the Board of     27      Zweig Total Return
The Dress Barn Inc.                        The Dress Barn, Inc.                 Fund; Zweig Fund,
30 Dunnigan Drive                                                                      Inc.
Suffern, NY 10901
D/O/B 05/03/26

Stephen E. Kaufman    Director     1995    Attorney                     56             None
Stephen E. Kaufman
 PC
277 Park Avenue,
 47th Fl.
New York, NY 10172
D/O/B 02/16/32

                                     Term of                                Number of
                                     Office*                               Portfolios
                                       and                                   in Fund
                      Position(s)   Length of                                Complex
Name, Address, and     Held with      Time      Principal Occupation(s)     Overseen   Other Directorships
Age                      Fund        Served       During Past 5 Years      by Director  Held by Director
------------------   -------------- --------- ---------------------------- ----------- -------------------
Cornelius C. Rose,   Director          1994   Chief Executive Officer of       27             None
 Jr.                                          Performance Learning
Meadowbrook Village                           Systems
Bldg. 1, Apt. 6
West Lebanon, NH
 03784
D/O/B 11/12/32

INTERESTED DIRECTOR

R. Jay Gerken**      Director/         2002   Managing Director of             226            None
Citigroup Asset      Chairman,                CGM; Chairman, President
 Management          President and            and Chief Executive
("CAM")              Chief                    Officer of SBFM, Travelers
399 Park Avenue      Executive                Investment Adviser, Inc.
New York, NY 10022   Officer                  ("TIA") and Citi Fund
D/O/B 04/05/51                                Management Inc. ("CFM")

EXECUTIVE OFFICERS

Andrew B. Shoup      Senior Vice       2003   Director of CAM; Senior          N/A            N/A
CAM                  President and            Vice President Chief
125 Broad Street     Chief                    Administrative Officer of
New York, NY 10004   Administrative           mutual funds associated
D/O/B 08/01/56       Officer                  with Citigroup; Treasurer
                                              and Chief Financial Officer
                                              of certain mutual funds
                                              associated with Citigroup;
                                              Head of International Funds
                                              Administration of CAM
                                              (from 2001 to 2003);
                                              Director of Global Funds
                                              Administration of CAM
                                              (from 2000 to 2001); Head
                                              of U.S. Citibank Funds
                                              Administration of CAM
                                              (from 1998 to 2000)

Kaprel Ozsolak       Treasurer and    Since   Vice President of CGM;           N/A            N/A
CAM                  Chief            2004    Treasurer and Chief
125 Broad Street     Financial                Financial Officer of certain
New York, NY 10004   Officer                  mutual funds associated
Age 38                                        with Citigroup

Andrew Beagley       Chief            Since   Director, CGM (since 2000);      N/A            N/A
CAM                  Anti-Money       2002    Director of Compliance,
399 Park Avenue      Laundering               North America, (since 2000);
New York, NY 10022   Officer and              Director of Compliance,
D/O/B 10/09/62       Chief                    Europe, the Middle East and
                     Compliance               Africa, CAM (from 1999 to
                     Officer                  2000); Compliance Officer,
                                              Salomon Brothers Asset
                                              Management Limited, Smith
                                              Barney Global Capital
                                              Management Inc., Salomon
                                              Brothers Asset Management
                                              Asia Pacific Limited (from
                                              1997 to 1999)

--------
 ** Mr. Gerken is a director who is an "interested person" of the fund as defined in the 1940 Act because he is an officer of the manager and certain of its affiliates.



                                     Term of                                Number of
                                     Office*                               Portfolios
                                       and                                   in Fund
                      Position(s)   Length of                                Complex
Name, Address, and     Held with      Time      Principal Occupation(s)     Overseen   Other Directorships
Age                      Fund        Served       During Past 5 Years      by Director  Held by Director
------------------   -------------- --------- ---------------------------- ----------- -------------------
Robert I. Frenkel    Secretary and    Since   Managing Director and            N/A             N/A
CAM                  Chief            2003    General Counsel, Global
300 First Stamford   Legal                    Mutual Funds for CAM and
 Place               Officer                  its predecessor (since 1994)
Stamford, CT 06902                            Managing Director and
D/O/B 12/12/54                                General Counsel, Global
                                              Mutual Funds for CAM and
                                              its predecessor (since
                                              1994); Secretary of Citi
                                              Fund Management Inc.;
                                              Secretary of certain funds
                                              associated with Citigroup
                                              Inc.; Chief Legal Officer of
                                              mutual funds associated
                                              with Citigroup Inc.

Roger M. Lavan, CFA  Vice President    2002   Managing Director of             N/A             N/A
CAM                  and                      CGM; Investment Officer
399 Park Avenue      Investment               of SBFM
New York, NY 10022   Officer
D/O/B 05/09/63

David Torchia        Vice              2002   Managing Director of             N/A             N/A
CAM                  President and            CGM; Investment Officer
399 Park Avenue      Investment               of SBFM
New York, NY 10022   Officer
D/O/B 12/12/59
--------
*  Each director and officer serves until his or her successor has been duly elected and qualified.

   For the calendar year ended December 31, 2004, the directors beneficially owned equity securities of the fund and all registered investment companies overseen by the directors within the dollar ranges presented in the table below:

                                                              Aggregate Dollar Range of Equity
                                                                Securities in All Registered
                                           Dollar Range of    Investment Companies Overseen by
                                         Equity Securities in Director in Family of Investment
Name of Director                               the Fund                  Companies
----------------                         -------------------- --------------------------------
Dwight B. Crane.........................        None                   Over $100,000
Burt N. Dorsett.........................        None                       None
Elliot S. Jaffe.........................        None                       None
Stephen E. Kaufman......................        None                       None
R. Jay Gerken...........................        None                   Over $100,000
Cornelius C. Rose, Jr...................  $10,001 - $50,000            Over $100,000

   As of December 31, 2004, none of the independent directors of the fund, or his or her immediate family members, owned beneficially or of record any securities in the manager or principal underwriter of the fund, or in a person
(other than a registered investment company) directly or indirectly controlling, controlled by, or under common control with the manager or principal underwriter of the fund.

   The fund has an Audit Committee and a Nominating Committee. The members of the Audit Committee and the Nominating Committee consist of all the independent directors of the fund, namely Messrs. Barg, Crane, Dorsett, Jaffe, Kaufman and
Rose.


   In accordance with its written charter adopted by the board of directors, the Audit Committee assists the board in fulfilling its responsibility for oversight of the quality and integrity of the accounting, auditing and financial reporting practices of the fund. The Audit Committee oversees the scope of the fund's audits, the fund's accounting and financial reporting policies and practices and its internal controls. The Audit Committee approves, and recommends to the independent directors of the fund for their ratification, the selection, appointment, retention or termination of the fund's independent registered public accounting firm and approves the compensation of the independent registered public accounting firm. The Audit Committee also approves all audit and permissible non-audit services provided to the fund by the independent registered public accounting firm and all permissible non-audit services provided by the fund's independent registered public accounting firm to SBFM and any affiliated service providers if the engagement relates directly to the fund's operations and financial reporting. During the most recent fiscal year, the Audit Committee met four times.

   The Nominating Committee is charged with the duty of making all nominations for independent directors to the board of directors. The Nominating Committee will consider nominees recommended by the fund's shareholders when a vacancy becomes available. Shareholders who wish to recommend a nominee should send nominations to the fund's Secretary. The Nominating Committee did not meet during the fund's most recent fiscal year.

   The fund also has a Pricing Committee composed of the Chairman of the Board and two independent directors which is charged with determining fair value prices for securities when required. The Pricing Committee did not meet during the fund's most recent fiscal year.

   No officer, director or employee of SBFM or any of its affiliates receives any compensation from the fund for serving as an officer or director of the fund. The fund pays each director who is not an officer, director or employee
of SBFM or any of its affiliates a fee of        per annum plus $500 per
in-person meeting and $100 per telephonic meeting. All directors are reimbursed for travel and out-of-pocket expenses incurred to attend such meetings. For the most recent calendar year, the total aggregate reimbursement of out-of-pocket
expenses was       .

   The following table shows the compensation paid by the fund and other Smith
Barney Mutual Funds to each director during the fund's last fiscal year and the total compensation paid by the CAM Mutual Fund Complex for the calendar year ended December 31, 2004. None of the officers of the fund received any compensation from the fund for such period. The fund does not pay retirement benefits to its directors and officers. CGM compensates the officers of the fund.

                                       Total Pension or
                           Aggregate      Retirement      Compensation    Number of Portfolios
                          Compensation Benefits Accrued   from Company     for Which Director
                           From Fund      As part of    and Fund Complex     Serves Within
Name of Person            FYE 7/31/04   Fund Expenses   Paid to Directors     Fund Complex
--------------            ------------ ---------------- ----------------- --------------------
Dwight B. Crane/(2)/.....    7,800            0                                    49
Burt N. Dorsett/(2)/.....    6,600            0                                    27
Elliot S. Jaffe/(2)/.....    6,100            0                                    27
Stephen E. Kaufman/(2)/..    5,200            0                                    55
R. Jay Gerken/(1)/.......        0            0                                   221
Cornelius C. Rose,
  Jr./(2)/...............    6,300            0                                    27
--------
(1) Mr. Gerken is an "interested person" of the fund as defined in the 1940
    Act, because Mr. Gerken is an officer of SBFM and certain of its affiliates.
(2) Designates member of Audit Committee.

At the end of the year in which they attain age 80, directors are required to change to emeritus status. A director emeritus is entitled to serve in emeritus status for a maximum of 10 years, during which time he is paid 50% of the annual retainer fee and meeting fees otherwise applicable to directors, together with reasonable out-of-pocket

expenses for each meeting attended. A director emeritus may attend meetings but has no voting rights. During the fund's last fiscal year, aggregate compensation paid to directors emeritus was $13,650.

   As of November 15, 2004, the directors and officers of the fund, as a group, owned less than 1% of the outstanding shares of the fund.

   To the knowledge of the fund, as of           , 2005, the following
shareholders or "groups" (as such term is defined in Section 13(d) of the
Securities Exchange Act of 1934, as amended) owned beneficially or of record more than 5% of the shares of the following class:

                                                       % of Shares
              Name of Shareholder                        Class Y
              -------------------                      -----------
              Smith Barney Allocation Series..........
              SB Allocation Balanced
              State Street Bank, Attn: James Casey
              61 Broadway
              New York, NY 10006-2701

              Smith Barney Allocation Series..........
              Select Balanced
              State Street Bank, Attn: James Casey
              61 Broadway
              New York, NY 10006-2701

              Smith Barney Allocation Series..........
              SB Allocation Conservative
              State Street Bank, Attn: James Casey
              61 Broadway
              New York, NY 10006-2701

              Smith Barney............................
              Illinois College Pro Port 2
              State Street Bank, Attn: James Casey
              61 Broadway
              New York, NY 10006-2701

              Smith Barney............................
              Illinois College Pro Port 3
              State Street Bank, Attn: James Casey
              61 Broadway
              New York, NY 10006-2701

              Smith Barney Allocation Series..........
              SB Allocation Income
              State Street Bank, Attn: James Casey
              61 Broadway
              New York, NY 10006-2701

              Smith Barney............................
              Illinois College Pro Port 4
              State Street Bank, Attn: James Casey
              61 Broadway
              New York, NY 10006-2701

                                                       % of Shares
              Name of Shareholder                        Class Y
              -------------------                      -----------
              Smith Barney............................
              Illinois College Pro Port 5
              State Street Bank, Attn: James Casey
              61 Broadway
              New York, NY 10006-2701

                   INVESTMENT MANAGEMENT AND OTHER SERVICES

Investment Adviser and Administrator--SBFM

   SBFM serves as investment adviser to the fund pursuant to an investment advisory agreement (the "Investment Advisory Agreement") with the fund which was most recently approved by the board of directors, including a majority of the independent directors, on July 14, 2004. SBFM is an affiliate of CGM and is an indirect, wholly-owned subsidiary of Citigroup. Subject to the supervision and direction of the board of directors, the manager manages the fund's portfolio in accordance with the fund's stated investment objective and policies, makes investment decisions for the fund, places orders to purchase and sell securities, and employs professional portfolio managers and securities analysts who provide research services to the fund. The manager pays the salary of any officer and employee who is employed by both it and the fund. The manager bears all expenses in connection with the performance of its services.

   SBFM (through its predecessor entities) has been in the investment counseling business since 1968 and renders investment advice to a wide variety of individual, institutional and investment company clients that had aggregate
assets under management as of           , 2004 of approximately $
billion.

   The Investment Advisory Agreement will continue in effect from year to year provided such continuance is specifically approved at least annually (a) by the fund's board or by a majority of the outstanding voting securities of the fund
(as defined in the 1940 Act), and in either event, by a majority of the independent directors with such independent directors casting votes in person at a meeting called for such purpose. The fund or the manager may terminate the
Investment Advisory Agreement on sixty days' written notice without penalty.
The Investment Advisory Agreement will terminate automatically in the event of assignment (as defined in the 1940 Act).

   The fund pays the manager a fee for investment advisory services computed daily and paid monthly at the annual rate of 0.45% of the value of its daily net assets. For the fiscal years ended July 31, 2002, 2003 and 2004, the fund incurred $1,977,538, $2,105,927 and $1,994,850, respectively, in investment advisory fees.

   SBFM also serves as administrator to the fund pursuant to a written agreement (the "Administration Agreement"). As administrator SBFM: (a) assists in supervising all aspects of the fund's operations; (b) supplies the fund with office facilities (which may be in SBFM's own offices), statistical and research data, data processing services, clerical, accounting and bookkeeping services, including, but not limited to, the calculation of (i) the net asset value of shares of the fund, (ii) applicable contingent deferred sales charges
("Deferred Sales Charges") and similar fees and charges and (iii) distribution fees; (c) provides internal auditing and legal services, internal executive and administrative services, and stationery and office supplies; and (d) prepares reports to shareholders of the fund, tax returns and reports to and filings with the SEC and state blue sky authorities.

   The fund pays the manager a fee for administrative services computed daily and paid monthly at the annual rate of 0.20% of its daily net assets. For the fiscal years ended July 31, 2002, 2003 and 2004 the fund paid SBFM $878,906,
$935,967 and $886,600, respectively, in administration fees.

   The fund bears expenses incurred in its operations including: taxes, interest, brokerage fees and commissions, if any; fees of directors of the fund who are not officers, directors, shareholders or employees of

CGM or the manager; SEC fees and state blue sky notice fees; charges of custodians; transfer and dividend disbursing agent's fees; certain insurance premiums; outside auditing and legal expenses; costs of maintaining corporate existence; costs of investor services (including allocated telephone and personnel expenses); costs of preparing and printing of prospectuses for regulatory purposes and for distribution to existing shareholders; costs of shareholders' reports and shareholder meetings; and meetings of the officers or board of directors of the fund.

Board Approval of Investment Advisory Agreement

   At a meeting held on July 14, 2004, the board of directors considered the continuation of the fund's investment advisory agreement between the manager and the fund for another year. The board of directors, including the independent directors, considered the reasonableness of the investment advisory fee with respect to the fund in light of the extent and quality of the investment advisory services provided and additional benefits received by the manager and its affiliates in connection with providing services to the fund, compared the fees charged by the manager to the fund to those charged by the manager to other funds for comparable services and to those charged by other investment advisers with respect to similar funds, and analyzed the expenses incurred by the manager with respect to the fund. The board also considered the performance of the fund relative to a selected peer group, the fund's total expenses in comparison to funds within the peer group, and other factors. For their review, the board utilized materials prepared by an independent third party. In addition, the board noted information received at regular meetings throughout the year relating to fund performance and services rendered by the manager, and benefits accruing to the manager and its affiliates from administrative and brokerage relationships with affiliates of the manager.

   In analyzing the expenses incurred by the manager with respect to the fund, the board took note of the reports it had received regarding the profitability of the mutual fund business to the manager and its affiliates. The board also considered the expenses of the fund in comparison to those of funds within the peer group. The board noted that it had concluded that the manager's methodology for allocating the expenses of operating the funds in the complex was reasonable and that the manager was passing on the benefits of economies of scale to the fund.

   No single factor reviewed by the board was identified by the board as the principal factor in determining whether to approve the investment advisory agreement with respect to the fund. The independent directors were advised by separate independent legal counsel throughout the process.

Subadviser

   Citigroup Asset Management Limited ("CAM Limited"), an indirect wholly owned subsidiary of Citigroup, manages the fund's assets invested in non-U.S. dollar denominated debt securities of non-U.S. issuers and effects the Fund's currency transactions. CAM Limited is registered as an investment adviser with the SEC under the Investment Advisers Act of 1940, as amended, and is registered with the Financial Services Authority in England. CAM Limited is organized as a corporation in England and Wales. As of December 31, 2004, CAM Limited rendered investment advice to investment companies that had aggregate assets under
management in excess of $       billion.

   As compensation for CAM Limited's services, the manager, not the fund, pays the sub-adviser a portion of the fee (the "Subadvisory Fee") payable to the manager under the Investment Advisory Agreement. The Subadvisory Fee is an
amount equal to the fee payable under the Advisory Agreement multiplied by the current value of the net assets of the portion of the Fund's assets allocated to CAM Limited to manage and divided by the current value of the net assets of the Fund.

Board Approval of Subadvisory Agreement

   At a meeting held on January 14, 2005, the board of directors considered the approval of the Subadvisory Agreement between the manager and CAM Limited with respect to the fund. In determining whether it was

appropriate to approve the Subadvisory Agreement and to recommend approval to shareholders, the board, including the independent directors, considered various matters and materials provided by SBFM and CAM Limited. The board considered that the retention of CAM Limited would enhance the Fund's ability to obtain best price and execution on trades in non-U.S. dollar denominated debt securities of non-U.S. issuers. The board also carefully considered the particular expertise of CAM Limited in managing the types of non-U.S. dollar debt investments of non-U.S. issuers that the Fund would make under its new investment objective and policies, including CAM Limited's portfolio management and research capabilities. The board also evaluated the extent of the proposed services to be offered by CAM Limited. In addition, the board took into account the lack of any anticipated adverse impact to the Fund as a result of the
Subadvisory Agreement, particularly that the compensation paid to CAM Limited will be paid by SBFM and, accordingly, that the retention of CAM Limited will not increase the fees or expenses otherwise incurred by the fund's shareholders. The independent directors were advised by separate independent legal counsel throughout the process.

  Independent Registered Public Accounting Firm

   [Name and address], have been selected as the fund's independent registered public accounting firm to examine and report on the fund's financial statements and financial highlights for the fiscal year ending July 31, 2005.

  Counsel

   Willkie Farr & Gallagher LLP, 787 Seventh Avenue, New York, New York 10019,
serves as counsel to the fund.

   Stroock & Stroock & Lavan LLP, 180 Maiden Lane, New York, New York, 10038,
serves as counsel to the independent directors of the fund.

Custodian, Transfer Agent and Sub-Transfer Agent

   State Street Bank and Trust Company ("State Street"), located at 225
Franklin Street, Boston, Massachusetts, 02110, serves as the custodian of the fund's assets pursuant to a custodian agreement (the "Custody Contract") with the fund. Under the Custody Contract, State Street (i) holds and transfers portfolio securities for the account of the fund, (ii) accepts receipts and makes disbursements of money on behalf of the fund's securities and (iii) makes periodic reports to the board of directors concerning the fund's operations.

   Citicorp Trust Bank, fsb (the "transfer agent"), located at 125 Broad
Street, New York, New York 10004, serves as the fund's transfer and dividend-paying agent. Under the transfer agency agreement, the transfer agent maintains the shareholder account records for the fund, handles certain communications between shareholders and the fund, distributes dividends and distributions payable by the fund and produces statements with respect to account activity for the fund and its shareholders. For these services, the transfer agent receives fees from the fund computed on the basis of the number of shareholder accounts that the transfer agent maintains for the fund during the month and is reimbursed for out-of-pocket expenses.

   PFPC Inc. ("PFPC" or the "sub-transfer agent"), located at P.O. Box 9699,
Providence, Rhode Island 02940, serves as the sub-transfer agent. Under the sub-transfer agency agreement, the sub-transfer agent maintains the shareholder account records for the fund, handles certain communications between shareholders and the fund and distributes dividends and distributions payable by the fund. For these services, the sub-transfer agent receives a monthly fee computed on the basis of the number of shareholder accounts it maintains for the fund during the month, and is reimbursed for out-of-pocket expenses.

   Code of Ethics.  Pursuant to Rule 17j-1 of the 1940 Act and Rule 204 A-1
under the Investment Adviser's Act of 1940, as amended, the fund, its manager, its subadviser and principal underwriter each have adopted a

code of ethics that permits personnel to invest in securities for their own accounts, including securities that may be purchased or held by the fund. All personnel must place the interests of clients first and avoid activities, interests and relationships that might interfere with the duty to make decisions in the best interests of the clients. All personal securities transactions by employees must adhere to the requirements of the code and must be conducted in such a manner as to avoid any actual or potential conflict of interest, the appearance of such a conflict, or the abuse of an employee's position of trust and responsibility. Copies of each of the code of ethics of the fund, the manager, subadviser and principal underwriter are on file with the SEC.

   Proxy Voting Guidelines and Procedures.  Although individual directors may not agree with particular policies or votes by the manager, the board has approved delegating proxy voting discretion to the manager, believing that the manager should be responsible for voting because it is a matter relating to the investment decision making process.

   Non-equity securities, such as debt obligations and money market instruments are not usually considered to be voting securities, and proxy voting, if any, is typically limited to the solicitation of consents to changes in or waivers of features of debt securities, or plans of reorganization involving the issuer of the security. In the rare event that proxies are solicited with respect to any of these securities, the manager, as the case may be, would vote the proxy in accordance with the principals set forth in the its proxy voting policies and procedure, including the procedures used when a vote presents a conflict between the interests of fund shareholders, on the one hand, and those of the manager or any affiliated person of the fund, the manager, on the other.

   Attached as Appendix A is a summary of the guidelines and procedures that the manager and CAM Limited use to determine how to vote proxies relating to portfolio securities, including the procedures that the fund uses when a vote presents a conflict between the interests of the fund's shareholders, on the one hand, and those of the manager or any affiliated person of the fund or the manager, on the other. This summary of the guidelines gives a general indication as to how the manager will vote proxies relating to portfolio securities on each issue listed. However, the guidelines do not address all potential voting issues or the intricacies that may surround individual proxy votes. For that reason, there may be instances in which votes may vary from the guidelines presented. Notwithstanding the foregoing, the manager always endeavors to vote proxies relating to portfolio securities in accordance with the fund's investment objectives.

   Information on how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2004 and a description of the policies and procedures that the fund uses to determine how to vote proxies relating to the portfolio securities is available (1) without charge, upon request, by calling 1-800-451-2010, (2) on the fund's website at
http://www.CitigroupAM.com and (3) on the SEC's website at http://www.sec.gov.


                                  DISTRIBUTOR

   CGM, located at 388 Greenwich Street, New York, New York 10013 serves as the fund's distributor pursuant to a written agreement dated June 5, 2000 (the
"Distribution Agreement").

Initial Sales Charges

   The aggregate dollar amount of commissions on Class A and C shares received by CGM were as follows:

  Class A Shares

     For the fiscal year ended July 31:
     2004........................................................ $ 64,000
     2003........................................................ $168,000
     2002........................................................ $228,000

  Class C Shares

      For the fiscal year ended July 31:
      2004........................................................ $ 7,000
      2003........................................................ $61,000
      2002........................................................ $69,000

Deferred Sales Charges

  Class A Shares

      For the fiscal year ended July 31:
      2004........................................................ $    0
      2003........................................................ $    0
      2002........................................................ $3,000

  Class B Shares

     For the fiscal year ended July 31:
     2004........................................................ $107,000
     2003........................................................ $109,000
     2002........................................................ $ 74,000

  Class C Shares

      For the fiscal year ended July 31:
      2003........................................................ $6,000
      2002........................................................ $9,000
      2001........................................................ $9,000

   When payment is made by the investor before the settlement date, unless otherwise noted by the investor, the funds will be held as a free credit balance in the investor's brokerage account and CGM may benefit from the temporary use of the funds. The fund's board of directors has been advised of the benefits to CGM resulting from these settlement procedures and will take such benefits into consideration when reviewing the Investment Advisory
Agreement for continuance.

   Distribution Arrangements.  To compensate CGM for the services it provides and for the expense it bears, the fund has adopted a services and distribution plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the fund pays CGM a service fee, accrued daily and paid monthly, calculated at the annual rate of 0.25% of the value of the fund's average daily net assets attributable to the Class A, Class B and Class C shares. In addition, the fund pays CGM a distribution fee with respect to the Class B and Class C shares primarily intended to compensate CGM for its initial expense of paying financial consultants a commission upon sales of those shares. The Class B and
Class C distribution fee is calculated at the annual rate of 0.50% and 0.45%, respectively, of the value of the fund's average daily net assets attributable to the shares of the respective class.

   The following service and distribution fees were incurred during the periods indicated:

                            DISTRIBUTION PLAN FEES

                                       Year          Year          Year
                                   Ended 7/31/04 Ended 7/31/03 Ended 7/31/02
                                   ------------- ------------- -------------
    Class A.......................   $590,537      $682,059      $684,070
    Class B.......................   $270,745       302,509       247,066
    Class C.......................   $ 97,002       151,028        94,026

   CGM will pay for the printing, at the printer's overrun cost, of prospectuses and periodic reports after they have been prepared, set in type and mailed to shareholders, and will also pay the cost of distributing such copies used in connection with the offering to prospective investors and will also pay for supplementary sales literature and other promotional costs. Such expenses incurred by CGM are distribution expenses within the meaning of the
Plan and may be paid from amounts received by CGM from the fund under the Plan.

   CGM incurred distribution expenses for advertising, printing and mailing prospectuses, support services and overhead expenses, to Smith Barney Financial
Consultants and for accruals of interest on the excess of CGM expenses incurred in the distribution of the fund's shares over the sum of the distribution fees and deferred sales charges received by Smith Barney are expressed in the following table:

                            Financial
                            Consultant  Branch   Advertising Printing  Interest
Fiscal Year Ended July 31: Compensation Expense    Expense   Expense   Expense
-------------------------- ------------ -------- ----------- -------- ----------
           2004...........   $475,249   $496,583   $15,087   $35,592  $1,022,506

   Under its terms, the Plan continues from year to year, provided such continuance is approved annually by vote of the fund's board of directors, including a majority of the independent directors. The Plan may not be amended to increase the amount of the service and distribution fees without shareholder approval, and all amendments of the Plan also must be approved by the directors and Independent Directors in the manner described above. The Plan may be terminated with respect to a class of the fund at any time, without penalty, by vote of a majority of the independent directors or by vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of the class.
Pursuant to the Plan, CGM will provide the fund's board of directors with periodic reports of amounts expended under the Plan and the purpose for which such expenditures were made.

                            PORTFOLIO TRANSACTIONS

   Decisions to buy and sell securities for the fund are made by the manager, subject to the overall review of the fund's board of directors. Although investment decisions for the fund are made independently from those of the other accounts managed by the manager, investments of the type the fund may make also may be made by those other accounts. When the fund and one or more other accounts managed by the manager are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for sales will be allocated in a manner believed by the manager to be equitable to each.
In some cases, this procedure may adversely affect the price paid or received by the fund or the size of the position obtained or disposed of by the fund.

   Allocation of transactions on behalf of the fund, including their frequency, to various dealers is determined by the manager in its best judgment and in a manner deemed fair and reasonable to the fund's shareholders. The primary considerations of the manager in allocating transactions are availability of the desired security and the prompt execution of orders in an effective manner at the most favorable prices. Subject to these considerations, dealers that provide supplemental investment research and statistical or other services to the manager may receive orders for portfolio transactions by the fund.
Information so received is in addition to, and not in lieu of, services required to be performed by the manager, and the fees of the manager are not reduced as a consequence of their receipt of the supplemental information. The information may be useful to the manager in serving both the fund and other clients, and conversely, supplemental information obtained by the placement of business of other clients may be useful to the manager in carrying out its obligations to the fund.

   The Board has approved procedures in conformity with Rule 10f-3 under the
1940 Act whereby the fund may purchase securities that are offered in underwritings in which a Citigroup affiliate participates. These procedures prohibit the fund from directly or indirectly benefiting a Citigroup affiliate in connection with such underwritings. In addition, for underwritings where a
Citigroup affiliate participates as a principal underwriter, certain restrictions may apply that could, among other things, limit the amount of securities that the fund could purchase in the underwritings.

   The fund has not paid any brokerage commissions for portfolio transactions during the past three fiscal years.

                              PORTFOLIO TURNOVER

   A portfolio turnover rate of 100% would occur if all of the securities in the fund's portfolio were replaced once during a period of one year. The portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities for the year by the monthly average value of portfolio securities. Securities with remaining maturities of one year or less at the date of acquisition are excluded from the calculation. For the fiscal years ended July 31, 2004 and 2003, the fund's portfolio turnover rate inclusive of mortgage dollar roll transactions was 855% and 457%, respectively.
For the year ended July 31, 2004 the Fund's portfolio turnover rate was 40%, excluding mortgage dollar roll transactions.

   Future portfolio turnover rates may vary greatly from year to year as well as within a particular year and may be affected by cash requirements for redemptions of the fund's shares. Portfolio turnover rates will largely depend on the level of purchases and redemptions of fund shares. Higher portfolio turnover rates can result in corresponding increases in brokerage commissions.
In addition, to the extent the fund realizes net short-term capital gains as the result of more portfolio transactions, distributions of such gains would be taxable to shareholders as ordinary income.

                              PURCHASE OF SHARES

Sales Charge Alternatives

   The following Classes of shares are available for purchase. See the
Prospectus for a discussion of factors to consider in selecting which Class of shares to purchase.

   Class A Shares.  Class A shares are sold to investors at the public offering price, which is the net asset value plus an initial sales charge as follows:

                                                                Broker/Dealer
                      Sales Charge as a % Sales Charge as a %  Commission as %
 Amount of Investment   of Transaction    of Amount Invested  of Offering Price
 -------------------- ------------------- ------------------- -----------------
  Less than $25,000..        4.50                4.71               4.00
  $ 25,000-49,999....        4.00                4.17               3.60
  $ 50,000-99,999....        3.50                3.63               3.20
  $100,000-249,999...        2.50                2.56               2.25
  $250,000-499,999...        1.50                1.52               1.35
  $500,000 and over..           *                   *                  *
--------
*  The distributor may pay up to 1.00% to a Service Agent for purchase amounts of $1 million or more and for purchases by certain retirement plans with an omnibus relationship with the fund. In such cases, starting in the thirteenth month after purchase, the Service Agent will also receive the annual distribution and service fee of up to 0.25% of the average daily net assets represented by the Class A shares held by its clients. Prior to the thirteenth month, the distributor will retain the service fee. Where the
   Service Agent does not receive the payment of up to 1.00% from the distributor, the Service Agent will instead receive the annual service fee starting immediately after purchase. In certain cases, the Service Agent may receive both a payment of up to 1.00% from the distributor as well as the annual distribution and service fee starting immediately after purchase.
   Please contact your Service Agent for more information.

   Members of the selling group may receive up to 90% of the sales charge and may be deemed to be underwriters of the fund as defined in the 1933 Act. The reduced sales charges shown above apply to the aggregate of purchases of Class
A shares of the fund made at one time by any "person," which includes an individual and his or her immediate family, or a trustee or other fiduciary of a single trust estate or single fiduciary account.

   Class B Shares.  Class B shares are sold without an initial sales charge but are subject to a deferred sales charge payable upon certain redemptions. See
"Deferred Sales Charge Provisions."

   Class C Shares.  Class C shares are sold without an initial sales charge but are subject to a deferred sales charge payable upon certain redemptions. See
"Deferred Sales Charge Provisions".

   Class Y Shares.  Class Y shares are sold without an initial sales charge or deferred sales charge and are available only to investors investing a minimum of $15,000,000 (except there is no minimum purchase amount for purchases by
Smith Barney Allocation Series Inc.; qualified and non-qualified retirement plans with $75,000,000 in plan assets for which CitiStreet LLC acts as the plan's recordkeeper; or 401(k) plans of Citigroup and its affiliates).

General

   Investors may purchase shares from a Service Agent. In addition, certain investors, including qualified retirement plans purchasing through certain
Service Agents, may purchase shares directly from the fund. When purchasing shares of the fund, investors must specify whether the purchase is for Class A,
Class B, Class C or Class Y shares. Service Agents may charge their customers an annual account maintenance fee in connection with a brokerage account through which an investor purchases or holds shares. Accounts held directly at the sub-transfer agent are not subject to a maintenance fee.

   Investors in Class A, Class B and Class C shares may open an account in the fund by making an initial investment of at least $1,000 for each account, or
$250 for an IRA or a Self-Employed Retirement Plan, in the fund. Investors in
Class Y shares may open an account by making an initial investment of
$15,000,000. Subsequent investments of at least $50 may be made for all
Classes. For participants in retirement plans qualified under Section 403(b)(7)
or Section 401(c) of the Code, and for shareholders purchasing shares of the fund through the Systematic Investment Plan on a monthly basis, the minimum initial investment requirement for Class A, Class B and Class L shares and subsequent investment requirement for all such Classes is $25. For shareholders purchasing shares of the fund through the Systematic Investment Plan on a quarterly basis, the minimum initial investment required for Class A, Class B and Class C shares and the subsequent investment requirement for all Classes is
$50. There are no minimum investment requirements for Class A shares for employees of Citigroup and its subsidiaries, including CGM, unitholders who invest distributions from a UIT sponsored by CGM, and directors/trustees of any of the Smith Barney mutual funds, and their spouses and children. The fund reserves the right to waive or change minimums, to decline any order to purchase its shares and to suspend the offering of shares from time to time.
Shares purchased will be held in the shareholder's account by the sub-transfer agent. Share certificates are issued only upon a shareholder's written request to the sub-transfer agent.
   Purchase orders received by the fund or a Service Agent prior to the close of regular trading on the NYSE, on any day the fund calculates its net asset value, are priced according to the net asset value determined on that day (the
"trade date"). Orders received by a Service Agent prior to the close of regular trading on the NYSE on any day the fund calculates its net asset value are priced according to the net asset value determined on that day, provided the order is received by the fund or the fund's agent prior to its close of business. For shares purchased through CGM or a Service Agent purchasing through CGM, payment for shares of the fund is due on the third business day after the trade date. In all other cases, payment must be made with the purchase order.

   Systematic Investment Plan.  Shareholders may make additions to their accounts at any time by purchasing shares through a service known as the
Systematic Investment Plan. Under the Systematic Investment Plan, CGM or the
sub-transfer agent is authorized through preauthorized transfers of at least
$25 on a monthly basis or at least $50 on a quarterly basis to charge the shareholder's account held with a bank or other financial institution on a monthly or quarterly basis as indicated by the shareholder, to provide for systematic additions to the shareholder's fund account. A shareholder who has insufficient funds to complete the transfer will be charged a fee of up to $25 by CGM or the sub-transfer agent. The Systematic Investment Plan also authorizes CGM to apply cash held in the shareholder's CGM brokerage account or redeem the shareholder's shares of a Smith Barney money market fund to make additions to the account. Additional information is available from the fund or a Service Agent.

Sales Charge Waivers and Reductions

   Initial Sales Charge Waivers.  Purchases of Class A shares may be made at net asset value without a sales charge in the following circumstances: (a)
sales to (i) Board Members and employees of Citigroup and its subsidiaries and any Citigroup affiliated funds including the Smith Barney mutual funds
(including retired Board Members and employees); the immediate families of such persons (including the surviving spouse of a deceased Board Member or employee); and to a pension, profit-sharing or other benefit plan for such persons and (ii) employees of members of the NASD provided such sales are made upon the assurance of the purchaser that the purchase is made for investment purposes and that the securities will not be resold except through redemption or repurchase; (b) offers of Class A shares to any other investment company to effect the combination of such company with the fund by merger, acquisition of assets or otherwise; (c) purchases of Class A shares by any client of a newly employed Smith Barney Financial Consultant (for a period up to 90 days from the commencement of the Financial Consultant's employment with CGM), on the condition the purchase of Class A shares is made with the proceeds of the redemption of shares of a mutual fund which (i) was sponsored by the Financial
Consultant's prior employer, (ii) was sold to the client by the Financial
Consultant and (iii) was subject to a sales charge; (d) purchases by shareholders who have redeemed Class A shares in the fund (or Class A shares of another Smith Barney mutual fund that is offered with a sales charge) and who wish to reinvest their redemption proceeds in the fund, provided the reinvestment is made within 60 calendar days of the redemption; (e) purchases by accounts managed by registered investment advisory subsidiaries of
Citigroup; (f) direct rollovers by plan participants of distributions from a
401(k) plan offered to employees of Citigroup or its subsidiaries or a 401(k)
plan enrolled in the Smith Barney 401(k) Program (Note: subsequent investments will be subject to the applicable sales charge); (g) purchases by a separate account used to fund certain unregistered variable annuity contracts; (h)
investments of distributions from or proceeds from a sale of a UIT sponsored by
CGM; (i) purchases by investors participating in "wrap fee" or asset allocation programs or other fee-based arrangements sponsored by affiliated and non-affiliated broker-dealers and other financial institutions that have entered into agreements with CGM; (j) purchases of Class A shares by Section
403(b) or Section 401(a) or (k) accounts associated with Citistreet Retirement
Programs; (k) purchases by separate accounts used to fund certain Section
403(b) or 401(a) or (k) accounts; (l) purchases by Intergraph Corporate Stock
Bonus Plan participants reinvesting distributed proceeds from the sale of the
Smith Barney Appreciation Fund; (m) purchases by executive deferred compensation plans participating in the CGM ExecChoice Program and to retirement plans where such plan's record keeper offers only load-waived shares and where the shares are held on the books of the fund through an omnibus account. In order to obtain such discounts, the purchaser must provide sufficient information at the time of purchase to permit verification that the purchase would qualify for the elimination of the sales charge.

   The fund has imposed certain share class eligibility requirements in connection with purchases by retirement plans, including but not limited to executive deferred compensation programs, group retirement plans and certain employee benefit plans, including employer-sponsored tax-qualified 401(k) plans and other defined contribution plans. Plans with a minimum of 100 participants or with assets in excess of $1 million are eligible to purchase the fund's
Class A shares. Each share class has varying service and distribution related fees as described elsewhere in this SAI.

   Plan sponsors, plan fiduciaries and other financial intermediaries may, however, choose to impose qualification requirements for plans that differ from the fund's share class eligibility standards. In certain cases this could result in the selection of a share class with higher service and distribution related fees than would otherwise have been charged. The fund is not responsible for, and has no control over, the decision of any plan sponsor, plan fiduciary or financial intermediary to impose such differing requirements.
Please consult with your plan sponsor, plan fiduciary or financial intermediary for more information about available share classes.

   Right of Accumulation.  Class A shares of the fund may be purchased by any
"person" (as defined above) at a reduced sales charge or at net asset value determined by aggregating the dollar amount of the new purchase and the total net asset value of all Class A shares of the fund and of other Smith Barney mutual funds that are offered with a sales charge as currently listed under
"Exchange Privilege" then held by such person and applying

the sales charge applicable to such aggregate. In order to obtain such discount, the purchaser must provide sufficient information at the time of purchase to permit verification that the purchase qualifies for the reduced sales charge. The right of accumulation is subject to modification or discontinuance at any time with respect to all shares purchased thereafter.

   Letter of Intent--Class A Shares.  A Letter of Intent for an amount of
$25,000 or more provides an opportunity for an investor to obtain a reduced sales charge by aggregating investments over a 13 month period, provided the investor refers to such Letter when placing orders. For purposes of a Letter of
Intent, the "Amount of Investment" as referred to in the preceding sales charge table includes (i) all Class A shares of the fund and other Smith Barney mutual funds offered with a sales charge acquired during the term of the letter plus
(ii) the value of all Class A shares previously purchased and still owned. Each investment made during the period receives the reduced sales charge applicable to the total amount of the investment goal. If the goal is not achieved within the period, the investor must pay the difference between the sales charges applicable to the purchases made and the charges previously paid, or an appropriate number of escrowed shares will be redeemed. The term of the Letter will commence upon the date the Letter is signed, or at the option of the investor, up to 90 days before such date. Please contact your Smith Barney
Financial Consultant or the transfer agent to obtain a Letter of Intent application.

   Letter of Intent--Class Y Shares.  A Letter of Intent may also be used as a way for investors to meet the minimum investment requirement for Class Y shares
(except purchases of Class Y shares by Smith Barney Allocation Series Inc., for which there is no minimum purchase amount). Such investors must make an initial minimum purchase of $5,000,000 in Class Y shares of the fund and agree to purchase a total of at least $15,000,000 of Class Y shares of the fund within
13 months from the date of the Letter. If a total investment of $15,000,000 is not made within the 13-month period, all Class Y shares purchased to date will be transferred to Class A shares, where they will be subject to all fees
(including a service fee of 0.25%) and expenses applicable to the fund's Class
A shares, which may include a deferred sales charge of 1.00%. Please contact a
Smith Barney Financial Consultant or the transfer agent for further information.

Deferred Sales Charge Provisions

   "Deferred Sales Charge Shares" are: (a) Class B shares; (b) Class C shares;
and (c) Class A shares that were purchased without an initial sales charge but are subject to a deferred sales charge. A deferred sales charge may be imposed on certain redemptions of these shares.

   Any applicable deferred sales charge will be assessed on an amount equal to the lesser of the original cost of the shares being redeemed or their net asset value at the time of redemption. Deferred sales charge shares that are redeemed will not be subject to a deferred sales charge to the extent that the value of such shares represents: (a) capital appreciation of fund assets; (b)
reinvestment of dividends or capital gain distributions; (c) with respect to
Class B shares, shares redeemed more than five years after their purchase; or
(d) with respect to Class C shares and Class A shares that are deferred sales charge shares, shares redeemed more than 12 months after their purchase.

   Class C shares and Class A shares that are deferred sales charge shares are subject to a 1.00% deferred sales charge if redeemed within 12 months of purchase. In circumstances in which the deferred sales charge is imposed on
Class B shares, the amount of the charge will depend on the number of years since the shareholder made the purchase payment from which the amount is being redeemed. Solely for purposes of determining the number of years since a purchase payment, all purchase payments made during a month will be aggregated and deemed to have been made on the last day of the preceding CGM statement month. The following table sets forth the rates of the charge for redemptions of Class B shares by shareholders, except in the case of Class B shares held under the Smith Barney 401(k) Program, as described below. See "Smith Barney
Retirement Programs."

           Year Since Purchase Payment Was Made Deferred Sales Charge
           ------------------------------------ ---------------------
                   First.......................         4.50%
                   Second......................         4.00
                   Third.......................         3.00
                   Fourth......................         2.00
                   Fifth.......................         1.00
                   Sixth through eighth........         0.00

   Class B shares will convert automatically to Class A shares eight years after the date on which they were purchased and thereafter will no longer be subject to any distribution fees. There will also be converted at that time such proportion of Class B dividend shares owned by the shareholders as the total number of his or her Class B shares converting at the time bears to the total number of outstanding Class B shares (other than Class B dividend shares)
owned by the shareholder.

   In determining the applicabilty of any deferred sales charge, it will be assumed that a redemption is made first of shares representing capital appreciation, next of shares representing the reinvestment of dividends and capital gain distributions and finally of other shares held by the shareholder for the longest period of time. The length of time that deferred sales charge shares acquired through an exchange have been held will be calculated from the date the shares exchanged were initially acquired in one of the other Smith
Barney mutual funds, and fund shares being redeemed will be considered to represent, as applicable, capital appreciation or dividend and capital gain distribution reinvestments in such other funds. For federal income tax purposes, the amount of the deferred sales charge will reduce the gain or increase the loss, as the case may be, on the amount realized on redemption.
The amount of any deferred sales charge will be paid to CGM.

   To provide an example, assume an investor purchased 100 Class B shares of the fund at $10 per share for a cost of $1,000. Subsequently, the investor acquired 5 additional shares of the fund through dividend reinvestment. During the fifteenth month after the purchase, the investor decided to redeem $500 of his or her investment. Assuming at the time of the redemption the net asset value had appreciated to $12 per share, the value of the investor's shares would be $1,260 (105 shares at $12 per share). The deferred sales charge would not be applied to the amount which represents appreciation ($200) and the value of the reinvested dividend shares ($60). Therefore, $240 of the $500 redemption proceeds ($500 minus $260) would be charged at a rate of 4.00% (the applicable rate for Class B shares) for a total deferred sales charge of $9.60.

Waivers of Deferred Sales Charge

   The deferred sales charge will be waived on: (a) exchanges (see "Exchange
Privilege"); (b) automatic cash withdrawals in amounts equal to or less than
1.00% per month of the value of the shareholder's shares at the time the withdrawal plan commences (see "Automatic Cash Withdrawal Plan") (but, automatic cash withdrawals in amounts equal to or less than 2.00% per month of the value of the shareholder's shares will be permitted for withdrawal plans established prior to November 7, 1994); (c) redemptions of shares within 12 months following the death or disability of the shareholder; (d) redemptions of shares made in connection with qualified distributions from retirement plans or
IRAs upon the attainment of age 591/2; (e) involuntary redemptions; and (f)
redemptions of shares to effect a combination of the fund with any investment company by merger, acquisition of assets or otherwise. In addition, a shareholder who has redeemed shares from other Smith Barney mutual funds may, under certain circumstances, reinvest all or part of the redemption proceeds within 60 days and receive pro rata credit for any deferred sales charge imposed on the prior redemption.

   Deferred sales charge waivers will be granted subject to confirmation (by
CGM in the case of shareholders who are also CGM clients or by the transfer agent in the case of all other shareholders) of the shareholder's status or holdings, as the case may be.

Smith Barney Funds Retirement Program

   The fund offers Class A and Class C shares, at net asset value, to participating plans for which Paychex, Inc. acts as the plan's recordkeeper.
Participating plans can meet minimum investment and exchange amounts, if any, by combining the plan's investments in any of the Smith Barney Mutual Funds.

   There are no sales charges when you buy or sell shares and the class of shares you may purchase depends on the amount of your initial investment and/or the date your account is opened. Once a class of shares is chosen, all additional purchases must be of the same class.

   The class of shares you may purchase depends on the amount of your initial investment:

   Class A Shares.  Class A shares may be purchased by plans investing at least
$3 million.

   Class L Shares.  Class C shares may be purchased by plans investing less than $3 million. Class C shares are eligible to exchange into Class A shares not later than 8 years after the plan joined the program. They are eligible for exchange in the following circumstances:

   If, at the end of the fifth year after the date participating plan enrolled in the Smith Barney Funds Retirement Program, a participating plan's total
Class C holdings in all non-money market Smith Barney Mutual Funds equal at least $3,000,000, the participating plan will be offered the opportunity to exchange all of its Class C shares for Class A shares of the fund. Such participating plans will be notified of the pending exchange in writing within
30 days after the fifth anniversary of the enrollment date and, unless the exchange offer has been rejected in writing, the exchange will occur on or about the 90th day after the fifth anniversary date. If the participating plan does not qualify for the five-year exchange to Class A shares, a review of the participating plan's holdings will be performed each quarter until either the participating plan qualifies or the end of the eighth year.

   Any participating plan that has not previously qualified for an exchange into Class A shares will be offered the opportunity to exchange all of its
Class C shares for Class A shares of the same fund regardless of asset size, at the end of the eighth year after the date the participating plan enrolled in the Smith Barney Funds Retirement Program. Such plans will be notified of the pending exchange in writing approximately 60 days before the eighth anniversary of the enrollment date and, unless the exchange has been rejected in writing, the exchange will occur on or about the eighth anniversary date. Once an exchange has occurred, a participating plan will not be eligible to acquire additional Class C shares, but instead may acquire Class A shares of the same fund. Any Class C shares not converted will continue to be subject to the distribution fee.

   For further information regarding this Program, contact your Service Agent or the Transfer Agent. Participating plans that enrolled in the Smith Barney
Funds Retirement Program prior to June 2, 2003 should contact the Transfer
Agent for information regarding the Class B or Class C exchange privileges applicable to their plan.

Determination of Public Offering Price

   The fund offers its shares to the public on a continuous basis. The public offering price for a Class A and Class Y share of the fund is equal to the net asset value per share at the time of purchase, plus, for Class A shares, an initial sales charge based on the aggregate amount of the investment. The public offering price for a Class C share (and Class A share purchases, including applicable rights of accumulation, equaling or exceeding $500,000) is equal to the net asset value per share at the time of purchase and no sales charge is imposed at the time of purchase. A deferred sales charge, however, is imposed on certain redemptions of Class C shares, and on redemption of Class A shares when purchased in amounts exceeding $500,000. The method of computation of the public offering price is shown in the fund's financial statements, incorporated by reference in their entirety into this SAI.

   Set forth below is an example of the method of computing the offering price of the Class A shares of the fund.

             Class A (net asset value of $       plus 4.71%
               of net asset value per share)............... $13.16

                             REDEMPTION OF SHARES

   The right of redemption of shares of the fund may be suspended or the date of payment postponed (a) for any periods during which the NYSE is closed (other than for customary weekend and holiday closings), (b) when trading in the markets the fund normally utilizes is restricted, or an emergency exists, as determined by the SEC, so that disposal of the fund's investments or determination of its net asset value is not reasonably practicable or (c) for any other periods as the SEC by order may permit for the protection of the fund's shareholders.

Share Certificates

   The fund no longer issues share certificates. Share certificates issued by the fund will continue to be honored.

   If the shares to be redeemed were issued in certificate form, the certificates must be endorsed for transfer (or be accompanied by an endorsed stock power) and must be submitted to the sub-transfer agent together with the redemption request. Any signature appearing on a share certificate, stock power or written redemption request in excess of $50,000 must be guaranteed by an eligible guarantor institution such as a domestic bank, savings and loan institution, domestic credit union, member bank of the Federal Reserve System or member firm of a national securities exchange. Written redemption requests of $50,000 or less do not require a signature guarantee unless more than one such redemption request is made in any 10-day period or the redemption proceeds are to be sent to an address other than the address of record. Unless otherwise directed, redemption proceeds will be mailed to an investor's address of record. The transfer agent may require additional supporting documents for redemptions made by corporations, executors, administrators, trustees or guardians. A redemption request will not be deemed properly received until the transfer agent receives all required documents in proper form.

   If a shareholder holds shares in more than one Class, any request for redemption must specify the Class being redeemed. In the event of a failure to specify which Class, or if the investor owns fewer shares of the Class than specified, the redemption request will be delayed until the transfer agent receives further instructions from CGM, or if the shareholder's account is not with CGM, from the shareholder directly. The redemption proceeds will be remitted on or before the third business day following receipt of proper tender, except on any days on which the NYSE is closed or as permitted under the 1940 Act, in extraordinary circumstances. Generally, if the redemption proceeds are remitted to a CGM brokerage account, these funds will not be invested for the shareholder's benefit without specific instruction and CGM will benefit from the use of temporarily uninvested funds. Redemption proceeds for shares purchased by check, other than a certified or official bank check, will be remitted upon clearance of the check, which may take up to fifteen days or more.

Distribution in Kind

   If the board of directors of the fund determines that it would be detrimental to the best interests of the remaining shareholders to make a redemption payment wholly in cash, the fund may pay, in accordance with SEC rules, any portion of a redemption in excess of the lesser of $250,000 or 1.00%
of the fund's net assets by a distribution in kind of portfolio securities in lieu of cash. Shareholders may incur brokerage commissions when they subsequently sell those securities.

Automatic Cash Withdrawal Plan

   An automatic cash withdrawal plan (the "Withdrawal Plan") is available to shareholders of the fund who own shares of the fund with a value of at least
$10,000 and who wish to receive specific amounts of cash monthly or quarterly.
Withdrawals of at least $50 may be made under the Withdrawal Plan by redeeming as many shares of the fund as may be necessary to cover the stipulated withdrawal payment. Any applicable deferred sales charge will be waived on amounts withdrawn by shareholders that do not exceed 1.00% per month of the value of a shareholder's shares at the time the Withdrawal Plan commences.
(With respect to Withdrawal Plans in effect prior to November 7, 1994, any applicable deferred sales charge will be waived on amounts withdrawn that do not exceed 2.00% per month of the value of a shareholder's shares at the time the Withdrawal Plan commences). To the extent withdrawals exceed dividends, distributions and appreciation of a shareholder's investment in a fund, continued withdrawal payments will reduce the shareholder's investment, and may ultimately exhaust it. Withdrawal payments should not be considered as income from investment in a fund. Furthermore, as it generally would not be advantageous to a shareholder to make additional investments in the fund at the same time he or she is participating in the Withdrawal Plan, purchases by such shareholders in amounts of less than $5,000 ordinarily will not be permitted.

   Shareholders of a fund who wish to participate in the Withdrawal Plan and who hold their shares of the fund in certificate form must deposit their share certificates with the sub-transfer agent as agent for Withdrawal Plan members.
All dividends and distributions on shares in the Withdrawal Plan are reinvested automatically at net asset value in additional shares of the fund involved. A shareholder who purchases shares directly through the sub-transfer agent may continue to do so and applications for participation in the Withdrawal Plan must be received by the sub-transfer agent no later than the eighth day of the month to be eligible for participation beginning with that month's withdrawal.
For additional information, shareholders should contact a Service Agent.

Additional Information Regarding Telephone Redemption And Exchange Program

   Neither the fund nor its agents will be liable for following instructions communicated by telephone that are reasonably believed to be genuine. The fund and its agents will employ procedures designed to verify the identity of the caller and legitimacy of instructions (for example, a shareholder's name and account number will be required and phone calls may be recorded). The fund reserves the right to suspend, modify or discontinue the telephone redemption and exchange program or to impose a charge for this service at any time following at least seven (7) days' prior notice to shareholders.

                              VALUATION OF SHARES

   Each Class's net asset value per share is calculated on each day, Monday through Friday, except days on which the NYSE is closed. The NYSE currently is scheduled to be closed on New Year's Day, Martin Luther King, Jr. Day,
Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day,
Thanksgiving and Christmas, and on the preceding Friday or subsequent Monday when one of these holidays falls on a Saturday or Sunday, respectively. Because of the differences in distribution fees and Class-specific expenses, the per share net asset value of each Class may differ. The following is a description of the procedures used by the fund in valuing its assets.

   Generally, the fund's investments are valued at market value or, in the absence of a market value with respect to any securities, at fair value as determined by or under the direction of the fund's board of directors.
Short-term investments that mature in 60 days or less are valued at amortized cost whenever the fund's board of directors determines that amortized cost is the fair value of those instruments.

   Securities listed on a national securities exchange will be valued on the basis of the last sale on the date on which the valuation is made or, in the absence of sales, at the mean between the closing bid and asked prices.

Portfolio securities listed on the NASDAQ National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price on that day, the last sale price.
Over-the-counter securities will be valued at the mean between the closing bid and asked prices on each day, or, if market quotations for those securities are not readily available, at fair value, as determined in good faith by the fund's board of directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which constitutes fair value as determined by the fund's board of directors. Amortized cost involves valuing an instrument at its original cost to the fund and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the effect of fluctuating interest rates on the market value of the instrument. All other securities and other assets of the fund will be valued at fair value as determined in good faith by the fund's board of directors.

   The fund's net asset value per share is determined as of the close of regular trading on the NYSE, on each day that the NYSE is open, by dividing the value of the fund's net assets attributable to each class by the total number of shares of the class outstanding.

                              EXCHANGE PRIVILEGE

   General.  Except as noted below, shareholders of any of the Smith Barney mutual funds may exchange all or part of their shares for the same class of other Smith Barney mutual funds, to the extent such shares are offered for sale in the shareholder's state of residence and provided the shareholder's service agent is authorized to distribute shares of the fund, on the basis of relative net asset value per share at the time of exchange.

   Exchanges of Class A, Class B, Class C and Class Y shares are subject to minimum investment requirements and all shares are subject to the other requirements of the fund into which exchanges are made.

   The exchange privilege enables shareholders in any Smith Barney mutual fund to acquire shares of the same class in a fund with different investment objectives when they believe a shift between funds is an appropriate investment decision. This privilege is available to shareholders residing in any state in which the fund shares being acquired may legally be sold. Prior to any exchange, the shareholder should obtain and review a copy of the current prospectus of each fund into which an exchange is being considered.
Prospectuses may be obtained from your service agent.

   Upon receipt of proper instructions and all necessary supporting documents, shares submitted for exchange are redeemed at the then-current net asset value and, subject to any applicable deferred sales charge, the proceeds are immediately invested, at a price as described above, in shares of the fund being acquired. The fund reserves the right to reject any exchange request. The exchange privilege may be modified or terminated at any time after written notice to shareholders.

   Class B Exchanges.   Class B shares of the fund may be exchanged for other
Class B shares without a deferred sales charge. In the event a Class B shareholder wishes to exchange all or a portion of his or her shares into any of the funds imposing a higher deferred sales charge than that imposed by the fund, the exchanged Class B shares will be subject to the higher applicable deferred sales charge. Upon an exchange, the new Class B shares will be deemed to have been purchased on the same date as the Class B shares of the fund that have been exchanged.

   Class C Exchanges.  Upon an exchange, the new Class C shares will be deemed to have been purchased on the same date as the Class C shares of the fund that have been exchanged.

   Class A and Class Y Exchanges.   Class A and Class Y shareholders of the
fund who wish to exchange all or a portion of their shares for shares of the respective class in another fund may do so without imposition of any charge.

Additional Information Regarding the Exchange Privilege

   The fund is not designed to provide investors with a means of speculation on short-term market movements. A pattern of frequent exchanges by investors can be disruptive to efficient portfolio management and, consequently, can be detrimental to the fund and its shareholders. Accordingly, if the fund's management in its sole discretion determines that an investor is engaged in excessive trading, the fund, with or without prior notice, may temporarily or permanently terminate the availability to that investor of fund exchanges, or reject in whole or part any purchase or exchange request with respect to such investor's account. Such investors also may be barred from purchases and exchanges involving other funds in the Smith Barney mutual funds family.
Accounts under common ownership or control will be considered as one account for purposes of determining a pattern of excessive trading. The fund may notify an investor of rejection of a purchase or exchange order after the day the order is placed. If an exchange request is rejected, the fund will take no other action with respect to the shares until it receives further instructions from the investor. The fund's policy on excessive trading applies to investors who invest in the fund directly or through Service Agents, but does not apply to any systematic investment plans described in the prospectus.

   During times of drastic economic or market conditions, the fund may suspend the exchange privilege temporarily without notice and treat exchange requests based on their separate components--redemption orders with a simultaneous request to purchase the other fund's shares. In such a case, the redemption request would be processed at the fund's next determined net asset value but the purchase order would be effective only at the net asset value next determined after the fund being purchased formally accepts the order, which may result in the purchase being delayed.

   Certain shareholders may be able to exchange shares by telephone. See
"Redemption of Shares--Telephone Redemption and Exchange Program." Exchanges
will be processed at the net asset value next determined. Redemption procedures discussed above are also applicable for exchanging shares, and exchanges will be made upon receipt of all supporting documents in proper form. If the account registration of the shares of the fund being acquired is identical to the registration of the shares of the fund exchanged, no signature guarantee is required.

   This exchange privilege may be modified or terminated at any time, and is available only in those jurisdictions where such exchanges legally may be made.
Before making any exchange, shareholders should contact the transfer agent or, if they hold fund shares through service agents, their Service Agents to obtain more information and prospectuses of the funds to be acquired through the exchange. An exchange is treated as a sale of the shares exchanged and could result in taxable gain or loss to the shareholder making the exchange.

Determination of Public Offering Price

   The fund offers its shares to the public on a continuous basis. The public offering price for a Class A, Class B, Class C and Class Y shares of the fund is equal to the net asset value per share at the time of purchase, plus the applicable initial sales charge for Class A shares. A deferred sales charge, however, is imposed on certain redemptions of Class A, Class B and Class C shares.

                      DIVIDENDS, DISTRIBUTIONS AND TAXES

Dividends and Distributions

   The fund's policy is to distribute its net investment income monthly and net realized capital gains, if any, annually. The fund may also pay additional dividends shortly before December 31 from certain amounts of undistributed ordinary earnings and realized capital gains, in order to avoid a federal excise tax liability.

   If a shareholder does not otherwise instruct, dividends and capital gains distributions will be reinvested automatically in additional shares of the same
Class at net asset value, subject to no sales charge or deferred sales charge.
A shareholder may change the option at any time by notifying his or her Service
Agent. Shareholders whose accounts are held directly at the sub-transfer agent should notify the sub-transfer agent in writing, requesting a change to this reinvestment option.

   The per share dividends on Class B and Class C shares of the fund may be lower than the per share dividends on Class A and Class Y shares principally as a result of the distribution fee applicable with respect to Class B and Class C shares. The per share dividends on Class A shares of the fund may be lower than the per share dividends on Class Y shares principally as a result of the service fee applicable to Class A shares. Distributions of capital gains, if any, will be in the same amount for Class A, Class B, Class C and Class Y shares.

Taxes

   The following is a summary of certain material U.S. federal income tax considerations regarding the purchase, ownership and disposition of shares of the fund by U.S. persons. This summary does not address all of the potential
U.S. federal income tax consequences that may be applicable to the fund or to all categories of investors, some of which may be subject to special tax rules.
Each prospective shareholder is urged to consult his own tax adviser with respect to the specific federal, state, local and foreign tax consequences of investing in the fund. The summary is based on the laws in effect on the date of this SAI and existing judicial and administrative interpretations thereof, all of which are subject to change, possibly with retroactive effect.

  The Fund and Its Investments

   The fund intends to continue to qualify to be treated as a regulated investment company each taxable year under the Internal Revenue Code of 1986, as amended (the "Code"). To so qualify, the fund must, among other things: (a)
derive at least 90% of its gross income in each taxable year from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of stock or securities or foreign currencies, or other income
(including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies; and (b) diversify its holdings so that, at the end of each quarter of the fund's taxable year, (i) at least 50% of the market value of the fund's assets is represented by cash, securities of other regulated investment companies, U.S. government securities and other securities, with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of the fund's assets and not greater than 10% of the outstanding voting securities of such issuer and (ii) not more than 25% of the value of its assets is invested in the securities (other than U.S. government securities or securities of other regulated investment companies) of any one issuer or any two or more issuers that the fund controls and which are determined to be engaged in the same or similar trades or businesses or related trades or businesses. The fund expects that all of its foreign currency gains will be directly related to its principal business of investing in stocks and securities.

   As a regulated company, the fund will not be subject to U.S. federal income tax on the portion of its taxable investment income and capital gains that it distributes to its shareholders, provided that it satisfies a minimum distribution requirement. To satisfy the minimum distribution requirement, the fund must distribute to its shareholders at least the sum of (i) 90% of its
"investment company taxable income" (i.e., income other than its net realized long-term capital gain over its net realized short-term capital loss), plus or minus certain adjustments, and (ii) 90% of its net tax-exempt income for the taxable year. The fund will be subject to income tax at regular corporation rates on any taxable income or gains that it does not distribute to its shareholders.

   On July 31, 2004, the unused capital loss carryforwards of the fund were approximately $17,187,000. For federal income tax purposes, these amounts are available to be applied against the fund's future realized capital gains that are realized prior to the expiration of applicable carryforwards, if any. The carryforwards expire as follows:

                      July 31, 2008 July 31, 2009 July 31, 2011 July 31, 2012
                      ------------- ------------- ------------- -------------
  Carryforward Amount  $14,114,000    $941,000      $717,000     $1,414,000

   The Code imposes a 4% nondeductible excise tax on the fund to the extent it does not distribute by the end of any calendar year at least the sum of (i) 98%
of its net investment income for that year and (ii) 98% of the net amount of its capital gains (both long-term and short-term) for the one-year period ending, as a general rule, on October 31 of that year. For this purpose, however, any income or gain retained by the fund that is subject to corporate income tax will be considered to have been distributed by year-end. In addition, the minimum amounts that must be distributed in any year to avoid the excise tax will be increased or decreased to reflect any underdistribution or overdistribution, as the case may be, from the previous year. The fund anticipates it will pay such dividends and will make such distributions as are necessary in order to avoid the application of this tax.

   If, in any taxable year, the fund fails to qualify as a regulated investment company under the Code or fails to meet the distribution requirement, it would be taxed in the same manner as an ordinary corporation and distributions to its shareholders would not be deductible by the fund in computing its taxable income. In addition, in the event of a failure to qualify, the fund's distributions, to the extent derived from the fund's current or accumulated earnings and profits, would constitute dividends (eligible for the corporate dividends-received deduction), which are taxable to shareholders as ordinary income, even though those distributions might otherwise (at least in part) have been treated in the shareholders' hands as long-term capital gains. If the fund fails to qualify as a regulated investment company in any year, it must pay out its earnings and profits accumulated in that year in order to qualify again as a regulated investment company. In addition, if the fund failed to qualify as a regulated investment company for a period greater than one taxable year, the fund might be required to recognize any net built-in gains with respect to certain of its assets (the excess of the aggregate gains, including items of income, over aggregate losses that would have been realized if it had been liquidated) in order to qualify as a regulated investment company in a subsequent year.

   The fund's transactions in forward contracts, options and futures contracts to the extent permitted will be subject to special provisions of the Code
(including provisions relating to "hedging transactions" and "straddles") that, among other things, may affect the character of gains and losses realized by the fund (i.e., may affect whether gains or losses are ordinary or capital), accelerate recognition of income to the fund and defer fund losses. These rules could therefore affect the character, amount and timing of distributions to shareholders. These provisions also (a) will require the fund to mark-to-market certain types of positions in its portfolio (i.e., treat them as if they were closed out at the end of each year) and (b) may cause the fund to recognize income without receiving cash with which to pay dividends or make distributions in amounts necessary to satisfy the distribution requirements for avoiding income and excise taxes. The fund will monitor its transactions, will make the appropriate tax elections and will make the appropriate entries in its books and records when it acquires any forward contract, option, futures contract or hedged investment in order to mitigate the effect of these rules and prevent disqualification of the fund as a regulated investment company.

   The fund's investment in so called "section 1256 contracts," such as regulated futures contracts, most forward currency forward contracts traded in the interbank market and to the extent permitted are subject to special tax rules. All section 1256 contracts held by the fund at the end of its taxable year are required to be marked to their market value, and any unrealized gain or loss on those positions will be included in the fund's

income as if each position had been sold for its fair market value at the end of the taxable year. The resulting gain or loss will be combined with any gain or loss realized by the fund from positions in section 1256 contracts closed during the taxable year. Provided such positions were held as capital assets and were not part of a "hedging transaction" nor part of a "straddle," 60% of the resulting net gain or loss will be treated as long-term capital gain or loss, and 40% of such net gain or loss will be treated as short-term capital gain or loss, regardless of the period of time the positions were actually held by the fund.

  Taxation of U.S. Shareholders

   Dividends and Distributions.  Dividends and other distributions by the fund are generally treated under the Code as received by the shareholders at the time the dividend or distribution is made. However, any dividend declared by the fund in October, November or December of any calendar year and payable to shareholders of record on a specified date in such a month shall be deemed to have been received by each shareholder on December 31 of such calendar year and to have been paid by the fund not later than such December 31, provided such dividend is actually paid by the fund during January of the following calendar year.

   The fund intends to distribute annually to its shareholders substantially all of its investment company taxable income and any net realized long-term capital gains in excess of net realized short-term capital losses (including any capital loss carryovers). However, if the fund retains for investment an amount equal to all or a portion of its net long-term capital gains in excess of its net short-term capital losses and capital loss carryovers, it will be subject to a corporate tax (currently at a rate of 35%) on the amount retained.
In that event, the fund will designate such retained amounts as undistributed capital gains in a notice to its shareholders who (a) will be required to include in income for United Stares federal income tax purposes, as long-term capital gains, their proportionate shares of the undistributed amount, (b) will be entitled to credit their proportionate shares of the 35% tax paid by the fund on the undistributed amount against their U.S. federal income tax liabilities, if any, and to claim refunds to the extent their credits exceed their liabilities, if any, and (c) will be entitled to increase their tax basis, for U.S. federal income tax purposes, in their shares by an amount equal to 65% of the amount of undistributed capital gains included in the shareholder's income. Organizations or persons not subject to U.S. federal income tax on such capital gains will be entitled to a refund of their pro rata share of such taxes paid by the fund upon filing appropriate returns or claims for refund with the Internal Revenue Service (the "IRS").

   Dividends of net investment income and distributions of net realized short-term capital gains are taxable to a shareholder as ordinary income, whether paid in cash or in shares. Distributions of net-long-term capital gains, if any, that the fund designates as capital gains dividends are taxable as long-term capital gains, whether paid in cash or in shares and regardless of how long a shareholder has held shares of the fund. Distributions in excess of the fund's current and accumulated earnings and profits will, as to each shareholder, be treated as a tax-free return of capital to the extent of a shareholder's basis in his shares of the fund, and as a capital gain thereafter
(if the shareholder holds his shares of the fund as capital assets). None of the fund's dividends will be eligible for the corporate dividends received deduction or for treatment as "qualified dividend income" for purposes of taxation at long-term capital gains rates.

   Shareholders receiving dividends or distributions in the form of additional shares should be treated for U.S. federal income tax purposes as receiving a distribution in an amount equal to the amount of money that the shareholders receiving cash dividends or distributions will receive, and should have a cost basis in the shares received equal to such amount.

   Investors considering buying shares just prior to a dividend or capital gain distribution should be aware that, although the price of shares just purchased at that time may reflect the amount of the forthcoming distribution, such dividend or distribution may nevertheless be taxable to them.

   If the fund is the holder of record of any stock on the record date for any dividends payable with respect to such stock, such dividends are included in the fund's gross income not as of the date received but as of the later of (a) the date such stock became ex-dividend with respect to such dividends
(i.e., the date on which a buyer of the stock would not be entitled to receive the declared, but unpaid, dividends) or (b) the date the fund acquired such stock. Accordingly, in order to satisfy its income distribution requirements, the fund may be required to pay dividends based on anticipated earnings, and shareholders may receive dividends in an earlier year than would otherwise be the case.

   Sales of Shares.  Upon the sale or exchange of his shares, a shareholder will realize a taxable gain or loss equal to the difference between the amount realized and his basis in his shares. A redemption of shares by the fund will be treated as a sale for this purpose. Such gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder's hands, and will be long-term capital gain or loss if the shares are held for more than one year and short-term capital gain or loss if the shares are held for one year or less. Any loss realized on a sale or exchange will be disallowed to the extent the shares disposed of are replaced, including replacement through the reinvesting of dividends and capital gains distributions in the fund, within a 61-day period beginning 30 days before and ending 30 days after the disposition of the shares. In such a case, the basis of the shares acquired will be increased to reflect the disallowed loss. Any loss realized by a shareholder on the sale of a fund share held by the shareholder for six months or less will be treated for U.S. federal income tax purposes as a long-term capital loss to the extent of any distributions or deemed distributions of long-term capital gains received by the shareholder with respect to such share. If a shareholder incurs a sales charge in acquiring shares of the fund, disposes of those shares within 90 days and then acquires shares in a mutual fund for which the otherwise applicable sales charge is reduced by reason of a reinvestment right (e.g., an exchange privilege), the original sales charge will not be taken into account in computing gain/loss on the original shares to the extent the subsequent sales charge is reduced.
Instead, the disregarded portion of the original sales charge will be added to the tax basis in the newly acquired shares. Furthermore, the same rule also applies to a disposition of the newly acquired shares made within 90 days of the second acquisition. This provision prevents a shareholder from immediately deducting the sales charge by shifting his or her investment in a family of mutual funds.

   Backup Withholding.  The fund may be required to withhold, for U.S. federal income tax purposes, a portion of the dividends, distributions and redemption proceeds payable to shareholders who fail to provide the fund with their correct taxpayer identification number or to make required certifications, or who have been notified by the IRS that they are subject to backup withholding.
Certain shareholders are exempt from backup withholding. Backup withholding is not an additional tax and any amount withheld may be credited against a shareholder's U.S. federal income tax liabilities.

   Notices.  Shareholders will receive, if appropriate, various written notices after the close of the fund's taxable year regarding the U.S. federal income tax status of certain dividends, distributions and deemed distributions that were paid (or that are treated as having been paid) by the fund to its shareholders during the preceding taxable year.

   Other Taxation.  Distributions also may be subject to state, local and foreign taxes depending on each shareholder's particular situation.

   If a shareholder recognizes a loss with respect to the fund's shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the IRS a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a regulated investment company are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all regulated investment companies. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer's treatment of the loss is proper.
Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances.

Non-U.S. Shareholders

   Dividends by the fund paid to non-U.S. shareholders are generally subject to withholding tax at a 30% rate or a reduced rate specified by an applicable income tax treaty to the extent derived from investment income and short-term capital gains. In order to obtain a reduced rate of withholding, a non-U.S.
shareholder will be required to provide an IRS Form W-8BEN certifying its entitlement to benefits under a treaty. The withholding tax does not apply to regular dividends paid to a non-U.S. shareholder who provides a Form W-8ECI, certifying that the dividends are effectively connected with the non-U.S.
shareholder's conduct of a trade or business within the United States. Instead, the effectively connected dividends will be subject to regular U.S. income tax as if the non-U.S. shareholder were a U.S. shareholder. A non-U.S. corporation receiving effectively connected dividends may also be subject to additional
"branch profits tax" imposed at a rate of 30% (or a lower treaty rate).

   In general, United States federal withholding tax will not apply to any gain or income realized by a non-U.S. shareholder in respect of any distributions of net long-term capital gains over net short-term capital losses, exempt-interest dividends or upon the sale or other disposition of shares of the fund.

   Recently enacted legislation would generally exempt from United States federal withholding tax properly-designated dividends that (i) are paid in respect of the fund's "qualified net interest income" (generally, the fund's
U.S. source interest income, other than certain contingent interest, interest from obligations of a corporation or partnership in which the fund is at least a 10% shareholder and bank deposits, reduced by expenses that allocable to such income) and (ii) are paid in respect of the fund's "qualified short-term capital gains" (generally, the excess of the fund's net short term capital gain over the fund's net long-term capital loss for such taxable year). This legislation would apply for taxable years beginning after December 31, 2004 and before January 1, 2008. In order to qualify for this exemption from withholding, a non-U.S. shareholder will need to comply with applicable certification requirements relating to its non-U.S. status (including, in general, furnishing an IRS Form W-8BEN or a substitute Form).

   The foregoing is only a summary of certain material U.S. federal income tax consequences affecting the fund and its shareholders. Prospective shareholders are advised to consult their own tax advisers with respect to the particular federal, state, local and foreign tax consequences to them of an investment in the fund.

                            ADDITIONAL INFORMATION

   Fund History.  The fund was incorporated on June 15, 1984 under the name
Shearson Government Mortgage Income Fund Inc. On October 14, 1994, the fund
changed its name to Smith Barney Managed Governments Fund Inc. On March   ,
2005, the fund changed its name to Smith Barney Core Plus Bond Fund Inc.

   Minimum Account Size.  The fund reserves the right to liquidate involuntarily any shareholder's account in the fund if the aggregate net asset value of the shares held in the fund account is less than $500. (If a shareholder has more than one account in the fund, each account must satisfy the minimum account size.) The fund, however, will not redeem shares based solely on market reductions in net asset value. Before the fund exercises such right, shareholders will receive written notice and will be permitted 60 days to bring accounts up to the minimum to avoid involuntary liquidation.

   Voting Rights.  The fund does not hold annual shareholder meetings. There normally will be no meeting of shareholders for the purpose of electing directors unless and until such time as less than a majority of the directors holding office have been elected by shareholders. The directors will call a meeting for any purpose upon written request of shareholders holding at least
10% of the fund's outstanding shares and the fund will assist shareholders in calling such a meeting as required by the 1940 Act. When matters are submitted for shareholder vote, shareholders of each Class will have one vote for each full share owned and a proportionate fractional vote for any fractional share held of that Class. Generally, shares of the fund will be voted on a fund-wide basis on all matters except matters affecting only the interests of one or more of the classes.

   Annual and semi-annual reports.  The fund sends its shareholders a semi-annual report and an audited annual report, which include listings of the investment securities held by the fund at the end of the period covered. In an effort to reduce the fund's printing and mailing costs, the fund plans to consolidate the mailing of its semi-annual and annual reports by household.
This consolidation means that a household having multiple accounts with the identical address of record will receive a single copy of each report.
Shareholders who do not want this consolidation to apply to their accounts should contact their Service Agent or the transfer agent.

                             FINANCIAL STATEMENTS

   [to be filed by amendment]

                               OTHER INFORMATION

   Styles of Fund Management:  In an industry where the average portfolio manager has seven years of experience (source: ICI, 1998), the portfolio managers of Smith Barney mutual funds average 21 years in the industry and 15 years with the firm.

   Smith Barney mutual funds offers more than 60 mutual funds. We understand that many investors prefer an active role in allocating the mix of funds in their portfolio, while others want the asset allocation decisions to be made by experienced managers.

   That's why we offer four "styles" of fund management that can be tailored to suit each investor's unique financial goals.

   Classic Series--our portfolio manager driven funds
   Our Classic Series lets investors participate in mutual funds whose investment decisions are determined by experienced portfolio managers, based on each fund's investment objectives and guidelines. Classic Series funds invest across asset classes and sectors, utilizing a range of strategies in order to achieve their objectives.

   Premier Selections Series--our best ideas, concentrated funds
   We offer a series of Premier Selections funds managed by several of our most experienced and proven managers. This series of funds is built on a unique strategy of combining complementary investment management styles to create broader, multiclass and multicap products that are distinguished by a highly concentrated focus.

   Research Series--driven by exhaustive fundamental securities analysis
   Built on a foundation of substantial buy-side research under the direction of our Citigroup Asset Management colleagues, our Research funds focus on well-defined industries, sectors and trends.

   Style Pure Series--our solution to funds that stray
   Our Style Pure Series funds are the building blocks of asset allocation. The funds stay fully invested within their asset class and investment style, enabling you to make asset allocation decisions in conjunction with your financial professional.

                                  APPENDIX A

                          RATINGS ON DEBT OBLIGATIONS

Moody's Investors Service, Inc. ("Moody's")

Aaa

Bonds that are rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa

Bonds that are rated "Aa" are judged to be of high quality by all standards.
Together with the "Aaa" group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long term risks appear somewhat larger than in "Aaa"
securities.

A

Bonds that are rated "A" possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present that suggest a susceptibility to impairment sometime in the future.

Baa

Bonds that are rated "Baa" are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba

Bonds that are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B

Bonds that are rated B generally lack characteristics of desirable investments.
Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa

Bonds that are rated Caa are of poor standing. These issues may be in default or present elements of danger may exist with respect to principal or interest.

Ca

Bonds that are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.

                                      A-1

C

Bonds that are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody's applies the numerical modifiers 1, 2 and 3 in each generic rating classification from Aa through B. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

The Standard & Poor's Division of The McGraw-Hill Companies, Inc. ("Standard &
Poor's")

AAA

Debt rated "AAA" has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

AA

Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

A

Debt rated "A" has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB

Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

BB, B and CCC

Bonds rated BB and B are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB represents a lower degree of speculation than B and CCC the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

C

The rating C is reserved for income bonds on which no interest is being paid.

D

Bonds rated D are in default, and payment of interest and/or repayment of principal is in arrears.

Standard & Poor's letter ratings may be modified by the addition of a plus or a minus sign, which is used to show relative standing within the major rating categories, except in the AAA category.

                                      A-2

                           COMMERCIAL PAPER RATINGS

Moody's

Issuers rated "Prime-1" (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structures with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; well-established access to a range of financial markets and assured sources of alternate liquidity.
Issuers rated "Prime-2" (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree.
Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Standard & Poor's

A-1

This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics will be denoted with a plus (+) sign designation.

A-2

Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as high as for issues designated A-1.

                                      A-3

                                  APPENDIX B

                     Proxy Voting Policies and Procedures

   The directors of the fund have delegated the authority to develop policies and procedures relating to proxy voting to the manager. The manager is part of
Citigroup Asset Management ("CAM") group of investment adviser affiliates of
Citigroup. Along with the other investment advisers that comprise CAM, the manager has adopted a set of proxy voting policies and procedures (the
"Policies") to ensure that the manager votes proxies relating to equity securities in the best interest of clients.

   In voting proxies, the manager is guided by general fiduciary principles and seeks to act prudently and solely in the best interest of clients. The manager attempts to consider all factors that could affect the value of the investment and will vote proxies in the manner that it believes will be consistent with efforts to maximize shareholder values. The manager may utilize an external service provider to provide it with information and/or a recommendation with regard to proxy votes. However, such recommendations do not relieve the manager of its responsibility for the proxy vote.

   In the case of a proxy issue for which there is a stated position in the
Policies, the manager generally votes in accordance with such stated position.
In the case of a proxy issue for which there is a list of factors set forth in the Policies that CAM considers in voting on such issue, CAM votes on a case-by-case basis in accordance with the general principles set forth above and considering such enumerated factors. In the case of a proxy issue for which there is no stated position or list of factors that CAM considers in voting on such issue, CAM votes on a case-by-case basis in accordance with the general principles set forth above. Issues for which there is a stated position set forth in the Policies or for which there is a list of factors set forth in the
Policies that CAM considers in voting on such issues fall into a variety of categories, including election of directors, ratification of auditors, proxy and tender offer defenses, capital structure issues, executive and director compensation, mergers and corporate restructurings, and social and environmental issues. The stated position on an issue set forth in the Policies can always be superseded, subject to the duty to act solely in the best interest of the beneficial owners of accounts, by the investment management professionals responsible for the account whose shares are being voted. Issues applicable to a particular industry may cause CAM to abandon a policy that would have otherwise applied to issuers generally. As a result of the independent investment advisory services provided by distinct CAM business units, there may be occasions when different business units or different portfolio managers within the same business unit vote differently on the same issue. A CAM business unit or investment team (e.g. CAM's Social Awareness
Investment team) may adopt proxy voting policies that supplement these policies and procedures. In addition, in the case of Taft-Hartley clients, CAM will comply with a client direction to vote proxies in accordance with Institutional
Shareholder Services' (ISS) PVS Voting Guidelines, which ISS represents to be fully consistent with AFL-CIO guidelines.

   In furtherance of the manager's goal to vote proxies in the best interest of clients, the manager follows procedures designed to identify and address material conflicts that may arise between the manager's interests and those of its clients before voting proxies on behalf of such clients. To seek to identify conflicts of interest, CAM periodically notifies CAM employees
(including employees of the manager) in writing that they are under an obligation (i) to be aware of the potential for conflicts of interest with respect to voting proxies on behalf of client accounts both as a result of their personal relationships and due to special circumstances that may arise during the conduct of CAM's and the manager's business, and (ii) to bring conflicts of interest of which they become aware to the attention of compliance personnel. The manager also maintains and considers a list of significant relationships that could present a conflict of interest for the manager in voting proxies. The manager is also sensitive to the fact that a significant, publicized relationship between an issuer and a non-CAM affiliate might appear to the public to influence the manner in which the manager decides to vote a proxy with respect to such issuer. Absent special circumstances or a significant, publicized non-CAM affiliate relationship that CAM or the manager for prudential reasons treats as a potential conflict of interest because such relationship might appear to

                                      B-1

the public to influence the manner in which the manager decides to vote a proxy, the manager generally takes the position that non-CAM relationships between Citigroup and an issuer (e.g. investment banking or banking) do not present a conflict of interest for the manager in voting proxies with respect to such issuer. Such position is based on the fact that the manager is operated as an independent business unit from other Citigroup business units as well as on the existence of information barriers between the manager and certain other
Citigroup business units.

   CAM maintains a Proxy Voting Committee, of which the manager personnel are members, to review and address conflicts of interest brought to its attention by compliance personnel. A proxy issue that will be voted in accordance with a stated position on an issue or in accordance with the recommendation of an independent third party is not brought to the attention of the Proxy Voting
Committee for a conflict of interest review because the manager's position is that to the extent a conflict of interest issue exists, it is resolved by voting in accordance with a pre-determined policy or in accordance with the recommendation of an independent third party. With respect to a conflict of interest brought to its attention, the Proxy Voting Committee first determines whether such conflict of interest is material. A conflict of interest is considered material to the extent that it is determined that such conflict is likely to influence, or appear to influence, the manager's decision-making in voting proxies. If it is determined by the Proxy Voting Committee that a conflict of interest is not material, the manager may vote proxies notwithstanding the existence of the conflict.

   If it is determined by the Proxy Voting Committee that a conflict of interest is material, the Proxy Voting Committee is responsible for determining an appropriate method to resolve such conflict of interest before the proxy affected by the conflict of interest is voted. Such determination is based on the particular facts and circumstances, including the importance of the proxy issue and the nature of the conflict of interest. Methods of resolving a material conflict of interest may include, but are not limited to, disclosing the conflict to clients and obtaining their consent before voting, or suggesting to clients that they engage another party to vote the proxy on their behalf.

                      CITIGROUP ASSET MANAGEMENT/1/ (CAM)
                                LONDON, ENGLAND
                Citigroup Centre, Canada Square, Canary Wharf,
                                London E14 5LB

                              PROXY VOTING POLICY
                               REVISED JULY 2003

Accounts for which CAM Votes Proxies

   Citigroup Asset Management London (CAM) votes proxies for each institutional client that has (i) specifically mandated it to vote securities included under a fully discretionary investment management agreement, (ii) United States
Registered Investment Company (mutual fund) for which CAM acts as adviser or sub-adviser; and for (iii) each ERISA account where the agreement is either silent as to voting or positively requires the investment manager to vote unless the client specifically reserves the responsibility to vote proxies to the plan trustee or other named fiduciary.

General Guidelines

   In voting proxies, CAM is guided by general fiduciary principles. CAM is to act prudently in the best interests of the beneficial owners of the accounts it manages, and for the exclusive purpose of maintaining or increasing shareholder value. CAM considers relevant factors that could affect the value of the investment and

--------
/1/ Citigroup Asset Management is comprised of Salomon Brothers Asset
    Management Limited, Smith Barney Asset Management, Inc (a division of
    Salomon Smith Barney Inc.), Citibank Global Asset Management (a unit of
    Citibank, N.A.), and Citigroup Asset Management Ltd.

                                      B-2

will vote proxies in the manner that it believes will be consistent with efforts to benefit, protect or maximize shareholder value in the particular circumstances.

   CAM does take certain independent advisory services on proxy voting issues.
As a result of independent investment or business views, provided by distinct business units, there may be occasions when different business units or portfolios managers within the same business unit vote differently on the same issue.

   CAM has to place reliance on the clients' custodians as legal owner of securities to notify CAM when a vote is required on a security. Some custodians have delegated this to a third party proxy voting service. CAM is not able to vote proxies direct but will notify the clients' custodians or the third party vendors of proxy voting decisions to be executed on CAM's client portfolios.

How CAM Votes

   Generally, CAM divides proxies into non-controversial, controversial, or extraordinary matters. It is CAM's general policy on non-controversial matters, absent a particular reason, to vote with management's recommendations.
Non-controversial matters are deemed to include, but are not limited to, voting on non-contested directors, company auditors, audited accounts, company fiscal year and annual meeting date proposals.

   For controversial or extraordinary matters, CAM votes on a case-by-case basis. Controversial or extraordinary matters are deemed to include, but are not limited to, voting on proposals of mergers and/or acquisitions, restructuring/recapitalization, and proposals requesting more detailed disclosure of employee compensation, especially if the company does not have a majority outside board, poison pills proposals, take over measures, and dilution of shareholder value.

   For proxies which include social, environmental, or political issues, CAM will normally support management absent a particular reason, provided that this course also supports or benefits shareholders value. If supporting management does not also support or benefit shareholder value, then CAM will vote against management or abstain. CAM does not restrict the type of product or business that companies pursue (such as defense related) nor does CAM seek to impose restrictions by exercising voting rights with whom and where they do business
(US Government, South Africa) unless there is a specific prohibition or restriction in the Investment Guidelines laid down by the client or a prohibition by operation of law or regulations or unless the items appear unusual or significant.

   The decision maker in CAM on perceived controversial issues will be the
Portfolio Manager and/or Analyst. Above all, a vote will be directed in the manner that is believed to best support or benefit shareholder value.

Conflicts of Interest

   In furtherance of CAM's goal to vote proxies in the best interests of clients, CAM follows procedures designed to identify and address material conflicts that may arise between CAM's interests and those of its clients before voting proxies on behalf of such clients.

  1) Procedures for Identifying Conflicts of Interest

   CAM relies on the following to seek to identify conflicts of interest with respect to proxy voting:

      A. CAM employees are under an obligation (i) to be aware of the potential for conflicts of interest on the part of CAM with respect to voting proxies on behalf of client accounts both as a result of their personal relationships and due to special circumstances that may arise during the conduct of CAM's business, and (ii) to bring conflicts of interest of which they become aware to the attention of CAM Compliance.

      B. As a general matter, CAM takes the position that non-CAM relationships between Citigroup and an issuer (e.g. investment banking or banking) do not present a conflict of interest for CAM in voting proxies

                                      B-3

   with respect of such issuer. Such position is based on the fact that CAM is operated as an independent business unit from other Citigroup business units as well as on the existence of information barriers between CAM and certain other Citigroup business units. Special circumstances, such as contact between CAM and non-CAM personnel, may cause CAM to consider whether non-CAM relationships between Citigroup and an issuer present a conflict of interest for CAM with respect to such issuer. As noted above, CAM employees are under an obligation to be aware of the potential for conflicts of interest in voting proxies and to bring such conflicts of interest, including conflicts of interest which may arise because of such special circumstances (such as an attempt by a Citigroup business unit or Citigroup officer or employee to influence proxy voting by CAM) to the attention of CAM Compliance. Also, CAM is sensitive to the fact that a significant, publicized relationship between an issuer and a non-CAM affiliate might appear to the public to influence the manner in which CAM decides to vote a proxy with respect to such issuer.
   CAM compliance maintains and makes available to proxy voting personnel an up to date list of issuers with which a Citigroup entity has had a significant, publicized relationship within the past twelve months. Such list is compiled by monitoring major news publications and without any communication between
   CAM and other Citigroup business units. For prudential reasons, CAM treats such significant, publicized relationships as creating a potential conflict of interest for CAM in voting proxies.

      C. Based on information furnished by CAM employees or maintained by CAM
   Compliance pursuant to procedures described above, CAM Compliance shall maintain an up to date list of issuers with respect to which CAM has a potential conflict of interest in voting proxies on behalf of client accounts. CAM shall not vote proxies relating to issuers on such list on behalf of client accounts until it has been determined that the conflict of interest is not material or a method for resolving such conflict of interest has been agreed upon and implemented, as described below. An exception applies with respect to a proxy issue that will be voted in accordance with a stated CAM position on such issue. Such issues generally are not brought for the specific resolution of the conflict because CAM's position is that any conflict of interest issues are resolved by voting in accordance with a pre-determined policy.

  2) Procedures for Assessing Materiality of Conflicts of Interest and for
  Addressing Material Conflicts of Interest

      A. CAM shall maintain a Proxy Forum to review and address conflicts of interest brought to its attention. The Proxy Forum shall be comprised of such CAM personnel as are designated from time to time by CAM's European
   Management Committee, CAM's General Counsel and CAM's Chief Compliance
   Officer.

      B. All conflicts of interest identified pursuant to the procedures outlined above must be brought to the attention of the Proxy Forum by CAM
   Compliance for resolution. As noted above, a proxy issue that will be voted in accordance with a stated CAM position on such issue generally is not brought to the attention of the Proxy Forum for a conflict of interests review because CAM's position is that any conflict of interest issues are resolved by voting in accordance with pre-determined policy.

      C. The Proxy Forum shall determine whether a conflict of interest is material. A conflict of interest will be considered material to the extent that it is determined that such conflict is likely to influence, or appear to influence, CAM's decision-making in voting the proxy. All materiality determinations will be based on an assessment of the particular facts and circumstances.

      D. If it is determined by the Proxy Forum that a conflict of interest is not material, CAM may vote proxies notwithstanding the existence of the conflict.

      E. If it is determined by the Proxy Forum that a conflict of interest is material, the Proxy Forum shall determine an appropriate method to resolve such a conflict of interest before the proxy affected by the conflict of interest is voted. Such determination shall be based on the particular facts and circumstances, including the importance of the proxy issue, the nature of the conflict of interest, etc. Such methods may include:

          i. disclosing the conflict to clients and obtaining their consent before voting;

                                      B-4

          ii. suggesting to clients that they engage another party to vote the proxy on their behalf;

          iii. engaging a third party to recommend a vote with respect to the proxy based on application of the policies set forth herein, including, in case of issues that CAM votes on a case by case basis, application of the factors set forth herein that CAM considers in voting on such issues, and following such third party's recommendations;

          iv. in the case of a conflict of interest resulting from a particular employee's personal relationships, removing such an employee from the decision-making process with respect to such proxy vote; or

          v. such other method as is deemed appropriate given the particular facts and circumstances, including the importance of the proxy issue, the nature of the conflict of interest, etc.

Record Keeping and Oversight

   CAM shall maintain the following records relating to proxy voting:

  .  a copy of these policies and procedures;

  .  a copy of each proxy form (as voted);

  .  a copy of each proxy solicitation (including proxy statements) and related materials with regard to each vote;

  .  documentation relating to the identification and resolution of conflicts of interest;

  .  any documents created by CAM that were material to a proxy voting decision or that memoralized the basis for that decision; and

  .  a copy of each written client request for information on how CAM voted proxies on behalf of the client, and a copy of any written response by CAM to any (written or oral) client request for information on how CAM voted proxies on behalf of the requesting client.

   Such records shall be maintained and preserved in an easily accessible place for a period of not less than five years from the end of the fiscal year during which the last entry was made on such record, the first two years in an appropriate office of the CAM adviser.

                                      B-5

                                                      SMITH BARNEY CORE PLUS
                                                      BOND FUND INC.

                                                      March   , 2005

SMITH BARNEY CORE PLUS BOND FUND INC.
125 Broad Street
New York, New York 10004

[LOGO] Citigroup Global Markets Inc.
       A member of Citigroup

SMITH BARNEY MANAGED GOVERNMENTS FUND INC.

PART A-Prospectus

PART B-Statement of Additional Information

PART C-Other Information

Item 22.	Exhibits

All references are to the Registrant’s Registration Statement on Form N-1A (the “Registration Statement”) as filed with the Securities and Exchange Commission (“SEC”) on June 29, 1984 (File Nos. 2-91948 and 811-4061).

(a) (1)	Registrant’s Articles of Incorporation dated June 18, 1984 are incorporated by reference to the Registration Statement.

(a) (2)	Form of Articles of Amendment to Articles of Incorporation dated August 20, 1984, May 20, 1988, November 4, 1992, November 19, 1992, July 30, 1993 and October 14, 1994 and November 7, 1994, respectively, are incorporated by reference to Post-Effective Amendment No. 20 to the Registration Statement filed on November 7, 1994 (“Post-Effective Amendment No. 20”).

(a) (3)	Articles of Amendment to Articles of Incorporation dated June 1, 1998, as filed with the SEC on November 27, 1998 (“Post-Effective Amendment No. 25”).

(a) (4)	Articles of Amendment to Articles of Incorporation dated April 29, 2004 are incorporated by reference to Post-Effective Amendment No. 32 to the Registration Statement filed on November 24, 2004.

(b)	Amended and Restated By-Laws are Incorporated by reference to Post-Effective Amendment No. 31

(c) (1)	Registrant’s form of stock certificate for Class A shares is incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement as filed with the SEC on August 8, 1985 (“Pre-Effective Amendment No. 1”).

(c) (2)	Registrant’s form of stock certificate for Class B shares is incorporated by reference to Post-Effective Amendment No. 13 to the Registration Statement as filed with the SEC on October 23, 1992 (“Post-Effective Amendment No. 13”).

(d) (1)	Investment Advisory Agreement dated July 30, 1993 between the Registrant and Greenwich Street Advisors is incorporated by reference to Post-Effective Amendment No. 16 to the Registration Statement as filed with the SEC on September 30, 1993 (“Post-Effective Amendment No. 16”)

(d) (2)	Form of Transfer of Investment Advisory Agreement dated as of November 7, 1994, among Registrant, Mutual Management Corp. and Smith Barney Fund Management LLC. (“SBFM”) (formerly Smith Barney Mutual Fund Management Inc.) is incorporated by reference to Post Effective Amendment No. 21 dated November 30, 1995.

(d) (3)	Subadvisory Agreement with Citigroup Asset Management Limited (“CAM Ltd.”) to be filed by amendment.

(e) (1)	Broker Dealer Contract is incorporated by reference to Post-Effective Amendment No. 26 as filed with the SEC on September 29, 1999 (“Post-Effective Amendment No. 26”).

(e) (2)	Form of Distribution Agreement with Citigroup Global Markets Inc., (“CGM”) (formerly, Salomon Smith Barney Inc.), is incorporated by reference to Post-Effective Amendment No. 28.

(f)	Not Applicable.

(g)	Form of Master Custodian Agreement between Registrant and State Street Bank and Trust Company dated as of June 29, 2001 is incorporated by reference to Post-Effective Amendment No. 30 dated November 22, 2002.

(h) (1)	Administration Agreement dated April 20, 1994 between the Registrant and SBFM (formerly, Smith, Barney Advisers, Inc.) is incorporated by reference to Post-Effective Amendment No. 20.

(h) (2)	Form of Transfer Agency Agreement dated October 1, 1999 between the Registrant and Citicorp Trust Bank, fsb (“Citicorp Trust”) (formerly Citi Fiduciary Trust Company) is incorporated by reference to Post-Effective Amendment No. 28.

(h) (3)	Form of Sub-Transfer Agency Agreement dated October 1, 1999 between Citicorp Trust and PFPC Inc. (formerly, PFPC Global Fund Services) is incorporated by reference to Post-Effective Amendment No. 28.

(i)	Not Applicable.

(j)	Not Applicable.

(k)	Not Applicable.

(m)	Amended and Restated Shareholder Services and Distribution Plan pursuant to Rule 12b-1 between the Registrant and CGM, is incorporated by reference to Post-Effective Amendment No. 32.

(n)	Rule 18f-3(d) Multiple Class Plan is incorporated by reference to Post-Effective Amendment No. 25.

(p) (1)	Code of Ethics of Citigroup Asset Management (“CAM”) is incorporated by reference to Post-Effective Amendment No. 28.

(p) (2)	Code of Ethics of CGM is incorporated by reference to Post-Effective Amendment No. 31.

(p) (3)	Code of Ethics of CAM Ltd. to be filed by Amendment.

Item 23.	Persons Controlled by or under Common Control with Registrant

None

Item 24.	Indemnification

Response to this item is incorporated by reference to Post-Effective Amendment No. 13.

Item 25.	Business and Other Connections of Investment Adviser — SBFM

SBFM was incorporated in December 1968 under the laws of the State of Delaware. On September 21, 1999, SBFM was converted into a Delaware Limited Liability Company. SBFM is a wholly owned subsidiary of CGM which in turn is a wholly owned subsidiary of Citigroup Inc. (“Citigroup”), SBFM is registered as an investment adviser under the Investment Advisers Act of 1940 (the “Advisers Act”).

The list required by this Item 26 of officers and directors of SBFM together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of FORM ADV filed by SBFM pursuant to the Advisers Act
(SEC File No. 801-8314).

Item 26.	Principal Underwriters

(a)	CGM, the Registrant’s distributor, is the distributor for each series of the registrants listed: Smith Barney Trust II, CitiFunds Trust I, Salomon Funds Trust, Variable Annuity Portfolios, CitiFunds Premium Trust, CitiFunds Institutional Trust, CitiFunds Trust III, Smith Barney Allocation Series Inc., Smith Barney Multiple Discipline Trust, Smith Barney Investment Series, Consulting Group Capital Markets Funds, High Income Opportunity Fund Inc., Intermediate Muni Fund, Inc., Smith Barney Small Cap Core Fund, Inc., Smith Barney Investment Trust, Real Estate Income Fund Inc., Managed High Income Portfolio Inc., Managed Municipals Portfolio Inc., Municipal High Income Fund Inc., Citigroup Investments Corporate Loan Fund Inc., Zenix Income Fund Inc., Salomon Brothers Capital Fund Inc., Salomon Brothers Investors Value Fund Inc., Salomon Brothers Fund Inc., Salomon Brothers Institutional Series Fund Inc., Salomon Brothers Series Funds Inc., Salomon Brothers Variable Series Funds Inc., Salomon Brothers Opportunity Fund Inc., Salomon Brothers 2008 Worldwide Government Term Trust, Salomon Brothers High Income Fund Inc., Salomon Brothers High Income Fund II Inc., Salomon Brothers Emerging Markets Income Fund Inc., Salomon Brothers Emerging Markets Income Fund II Inc., Salomon Brothers Emerging Markets Floating Rate Fund Inc., Salomon Brothers Global High Income Fund Inc., Salomon Brothers Emerging Markets Debt Fund Inc., Salomon Brothers Capital and Income Fund Inc., Salomon Brothers Global Partners Income Fund Inc., Salomon Brothers Municipal Partners Fund Inc., Salomon Brothers Municipal Partners Fund II Inc., Greenwich Street Series Fund, SB Adjustable Rate Income Fund, Smith Barney Aggressive Growth Fund Inc., Smith Barney Appreciation Fund Inc., Smith Barney Arizona Municipals Fund Inc., Smith Barney California Municipals Fund Inc., Smith Barney Equity Funds, Smith Barney Fundamental Value Fund Inc., Smith Barney Funds, Inc., Smith Barney Income Funds, Smith Barney Institutional Cash Management Fund, Inc., Smith Barney Investment Funds, Inc., Smith Barney Managed Governments Fund Inc., Smith Barney Managed Municipals Fund Inc., Smith Barney Massachusetts Municipals Fund, Smith Barney Money Funds, Inc., Smith Barney Muni Funds, Smith Barney Municipal Money Market Fund, Inc., Smith Barney New Jersey Municipals Fund Inc., Smith Barney Oregon Municipals Fund, Smith Barney Principal Return Fund, Smith Barney Sector Series Inc., Smith Barney World Funds, Inc., Travelers Series Fund Inc., and various series of unit investment trusts.

CGM is the placement agent for Institutional Enhanced Portfolio, Prime Cash Reserves Portfolio, U.S. Treasury Reserves Portfolio, Tax Free Reserves Portfolio and Liquid Reserves Portfolio.

(b)	The information required by this Item 26 with respect to each director, officer and partner of CGM is incorporated by reference to Schedule A of Form BD filed by CGM pursuant to the Securities Exchange Act of 1934 (SEC File No. 8-8177).

Item 27.	Location of Accounts and Records

(1)	Smith Barney Managed Governments Fund Inc. 125 Broad Street New York, New York 10004

(2)	Smith Barney Fund Management LLC 399 Park Avenue New York, New York 10022

(3)	State Street Bank and Trust Company 225 Franklin Street Boston, MA 02110

(4)	Citicorp Trust Bank, fsb. 125 Broad Street New York, New York 10004

(5)	PFPC Inc. P. O. Box 9699 Providence, RI 02940-9699

(6)	Citigroup Global Markets Inc. 388 Greenwich Street New York, New York 10013

Item 28.	Management Services

Not applicable.

Item 29.	Undertakings

(a)	Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant, SMITH BARNEY MANAGED GOVERNMENTS FUND, INC., has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, all in the City of New York, State of New York on the 14th day of January, 2005.

SMITH BARNEY MANAGED GOVERNMENTS FUND INC.

By:	/s/ R. Jay Gerken
R. Jay Gerken,
Chairman of the Board

WITNESS our hands on the date set forth below.

Pursuant to the requirements of the Securities Act of 1933, as amended, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature		Title	Date
By:	/s/ R. Jay Gerken R. Jay Gerken	Chairman of the Board (Chief Executive Officer)	January 14, 2005

/s/ Kaprel Ozsolak Kaprel Ozsolak		Treasurer (Chief Financial and Accounting Officer)	January 14, 2005

/s/ Dwight Crane* Dwight Crane		Director	January 14, 2005

/s/ Burt N. Dorsett* Burt N. Dorsett		Director	January 14, 2005

/s/ Elliot S. Jaffe* Elliot S. Jaffe		Director	January 14, 2005

/s/ Stephen Kaufman* Stephen Kaufman		Director	January 14, 2005

/s/ Cornelius C. Rose, Jr.* Cornelius C. Rose, Jr.		Director	January 14, 2005

Signed by R. Jay Gerken, their duly authorized attorney-in-fact, pursuant to power of attorney dated November 1, 2004.

POWER OF ATTORNEY

KNOW ALL MEN BY THESE PRESENTS, that each person whose signature appears below, hereby makes, constitutes and appoints R. Jay Gerken, Andrew B. Shoup, James Giallanza, Robert I. Frenkel, Thomas C. Mandia and Michael Kocur, and each and any one of them, his or her true and lawful attorneys-in-fact and agents with full power of substitution and resubstitution, for him or her and in his or her name, place and stead, in any and all capacities for the purpose of executing in my name, (a) in my personal capacity or (b) in my capacity as a Director or Trustee of the Greenwich Street Series Fund, Smith Barney Appreciation Fund Inc., Smith Barney Managed Governments Fund Inc., Smith Barney Arizona Municipals Fund Inc., Smith Barney California Municipals Fund Inc., Smith Barney Managed Municipals Fund Inc., Smith Barney New Jersey Municipals Fund Inc., Smith Barney Investment Trust, Smith Barney Massachusetts Municipals Fund, Smith Barney Oregon Municipals Fund and Smith Barney Sector Series Inc., all documents, certificates, instruments, statements, filings and agreements (“documents”) to be filed with or delivered to any foreign or domestic governmental or regulatory body or required or requested by any other person or entity pursuant to any legal or regulatory body or required or requested by any other person or entity pursuant to any legal or regulatory requirement, and any other documents relating or ancillary thereto, including but not limited to, all documents relating to filings with the United States Securities and Exchange Commission (the “SEC”) pursuant to the Securities Act of 1933, as amended, the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended (collectively, the “Acts”), and the rules and regulations promulgated thereunder, including any registration statements (including pre-effective and post-effective amendments thereto) on Form N-1A, Form N-2 or N-14 required to be filed with the SEC pursuant to the Acts.

All past acts of the attorney-in-fact in furtherance of the foregoing are hereby ratified and confirmed.

This Power of Attorney may be executed in multiple counterparts, each of which shall be deemed an original, but which taken together shall constitute one instrument.

This power of attorney shall be valid for the date hereof until revoked by me.

IN WITNESS WHEREOF, I have executed this instrument as of the 1st day of November, 2004.

/s/ Dwight B. Crane	/s/ Burt N. Dorsett
Dwight B. Crane	Burt N. Dorsett

/s/ Elliott S. Jaffe	/s/ Stephen E. Kaufman
Elliott S. Jaffe	Stephen E. Kaufman

/s/ Cornelius C. Rose, Jr.
Cornelius C. Rose, Jr.

EXHIBIT INDEX

Exhibit No.	Exhibit